     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1999.

                                                               FILE NO. 33-44712

                                                               FILE NO. 811-6509
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20546

                            ------------------------

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933           / /
                        POST-EFFECTIVE AMENDMENT NO. 19       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940       / /
                                AMENDMENT NO. 21              /X/

                            ------------------------

                                THE PILLAR FUNDS

               (Exact Name of Registrant as Specified in Charter)

                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)
       Registrant's Telephone Number, including Area Code (800) 932-7781

                                 MARK E. NAGLE
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   COPIES TO:


                           Richard W. Grant, Esquire
                          Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103


                            ------------------------

 It is proposed that this filing will become effective (check appropriate box)


   / /     immediately upon filing pursuant to Paragraph (b)
   / /     on (date) pursuant to Paragraph (b)
   /X/     60 days after filing pursuant to Paragraph (a)
   / /     75 days after filing pursuant to Paragraph (a)
   / /     on (date) pursuant to Paragraph (a) of Rule 485


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                THE PILLAR FUNDS


                                 CLASS I SHARES

                                   PROSPECTUS
                                 APRIL 30, 1999

                               MONEY MARKET FUNDS
                   U.S. TREASURY SECURITIES MONEY MARKET FUND
                       PRIME OBLIGATION MONEY MARKET FUND
                          TAX-EXEMPT MONEY MARKET FUND

                               FIXED INCOME FUNDS
                                FIXED INCOME FUND
                  INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
                      NEW JERSEY MUNICIPAL SECURITIES FUND
                     PENNSYLVANIA MUNICIPAL SECURITIES FUND
                              HIGH YIELD BOND FUND

                            EQUITY AND BALANCED FUNDS
                               EQUITY GROWTH FUND
                                EQUITY VALUE FUND
                               EQUITY INCOME FUND
                                EQUITY INDEX FUND
                            INTERNATIONAL EQUITY FUND
                                  MID CAP FUND
                                  BALANCED FUND


                               INVESTMENT ADVISOR
                                   SUMMIT BANK



   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
           DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.

                 IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS

The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class I Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE INTRODUCTION SECTION, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS.
FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


                                                                  PAGE
                                                                  ----
     U.S. TREASURY SECURITIES MONEY MARKET FUND                   XXX
     PRIME OBLIGATION MONEY MARKET FUND                           XXX
     TAX-EXEMPT MONEY MARKET FUND                                 XXX
     FIXED INCOME FUND                                            XXX
     INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND                 XXX
     NEW JERSEY MUNICIPAL SECURITIES FUND                         XXX
     PENNSYLVANIA MUNICIPAL SECURITIES FUND                       XXX
     HIGH YIELD BOND FUND                                         XXX
     EQUITY GROWTH FUND                                           XXX
     EQUITY VALUE FUND                                            XXX
     EQUITY INCOME FUND                                           XXX
     EQUITY INDEX FUND                                            XXX
     INTERNATIONAL EQUITY FUND                                    XXX
     MID CAP FUND                                                 XXX
     BALANCED FUND                                                XXX
     MORE INFORMATION ABOUT RISK                                  XXX
     EACH FUND'S OTHER INVESTMENTS                                XXX
     THE INVESTMENT ADVISOR, SUB-ADVISOR
         AND PORTFOLIO MANAGERS                                   XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES               XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                           XXX
     FINANCIAL HIGHLIGHTS                                         XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
          THE PILLAR FUNDS                                        Back Cover


FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR [VAR:KEYTERMS.DESC].

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a Money Market Fund) is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


THE U.S. TREASURY SECURITIES MONEY MARKET FUND, PRIME OBLIGATION MONEY MARKET
 FUND, AND TAX-EXEMPT MONEY MARKET FUND TRY TO MAINTAIN A CONSTANT PRICE PER
   SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT A MONEY MARKET FUND WILL
                              ACHIEVE THIS GOAL.

U.S. TREASURY SECURITIES MONEY MARKET FUND



FUND SUMMARY
------------
Investment Goal                  Preserve principal value and maintain a high
                                 degree of liquidity while providing current
                                 income

Investment Focus                 Money market instruments issued by the U.S.
                                 Treasury

Share Price Volatility           Very low

Principal Investment Strategy    Investing in short-term U.S. dollar-denominated
                                 obligations of the U.S. Treasury and repurchase
                                 agreements

Investor Profile                 Conservative investors who want to receive
                                 income through a liquid investment


INVESTMENT STRATEGY OF THE U.S. TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term U.S. dollar-denominated money market instruments issued by the U.S. Treasury and repurchase agreements that are fully collateralized by U.S. Treasury securities. The Fund will maintain an average dollar weighted maturity of 60 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Advisor's investment selection process seeks to add value through yield analysis and positioning on the yield curve. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the market and future interest rate predictions.


PRINCIPAL RISKS OF INVESTING IN THE U.S. TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

** Portfolio1: Import Performance bar chart

                    1993                X.XX
                    1994                X.XX
                    1995                X.XX
                    1996                X.XX
                    1997                X.XX
                    1998                X.XX

                BEST QUARTER           WORST QUARTER
                      X.XX%                 X.XX%
                   (X/X/XX)              (X/X/XX)

Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                                                                                           SINCE
CLASS I SHARES                                 1 YEAR      3 YEARS       5 YEARS         INCEPTION
--------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money                  X.XX%       X.XX%         X.XX%             X.XX%*
Market Fund

*   Since 4/1/92



FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                         CLASS I
                                                         SHARES
---------------------------------------------------------------------
Investment Advisory Fees                                   .35%
Other Expenses                                             .XX%
---------------------------------------------------------------------
Total Annual Fund Operating Expenses                      X.XX%

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

     U.S. TREASURY SECURITIES MONEY MARKET FUND - CLASS I ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR          3 YEARS          5 YEARS            10 YEARS
        ------          -------          -------            --------
        $_____           $_____           $_____             $_____

PRIME OBLIGATION MONEY MARKET FUND



FUND SUMMARY

Investment Goal                 Preserve principal value and maintain a high degree
                                of liquidity while providing current income

Investment Focus                Money market instruments

Share Price Volatility          Very low

Principal Investment Strategy   Investing in a broad range of short-term high
                                quality U.S. dollar-denominated debt securities

Investor Profile                Conservative investors who want to receive current
                                income through a liquid investment


INVESTMENT STRATEGY OF THE PRIME OBLIGATION MONEY MARKET FUND


The Fund invests in a broad range of high quality short-term U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized ratings organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.


PRINCIPAL RISKS OF INVESTING IN THE PRIME OBLIGATION MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

** Portfolio2:    Import Performance bar chart

                    1993           X.XX
                    1994           X.XX
                    1995           X.XX
                    1996           X.XX
                    1997           X.XX
                    1998           X.XX

                 BEST QUARTER           WORST QUARTER
                    X.XX%                    X.XX%
                   (X/X/XX)                (X/X/XX)

Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.


                                                                                          SINCE
CLASS I SHARES                              1 YEAR         3 YEARS       5 YEARS        INCEPTION
-------------------------------------------------------------------------------------------------
Prime Obligation Money Market Fund           X.XX%          X.XX%          X.XX%          X.XX%*

*   Since 4/1/92



FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                             CLASS I
                                                             SHARES
---------------------------------------------------------------------------
Investment Advisory Fees                                      .35%
Other Expenses                                                 .XX%
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                          X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              PRIME OBLIGATION MONEY MARKET FUND -CLASS I       ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR          3 YEARS          5 YEARS            10 YEARS
        ------          -------          -------            --------
        $_____           $_____           $_____             $_____

TAX-EXEMPT MONEY MARKET FUND


SUMMARY

Investment Goal                  Preserve principal value and maintain a
                                 high degree of liquidity while providing
                                 current income that is exempt from Federal
                                 income tax

Investment Focus                 Tax-free money market instruments

Share Price Volatility           Very low

Principal Investment Strategy    Investing in a well diversified portfolio of
                                 short-term municipal securities which pay
                                 interest that is exempt from Federal income taxes

Investor Profile                 Conservative taxable investors who want to
                                 receive current income exempt from Federal
                                 taxes through a liquid investment


INVESTMENT STRATEGY OF THE TAX-EXEMPT MONEY MARKET FUND


The Fund invests substantially all of its assets in a broad range of high quality short-term municipal money market instruments that pay interest that is exempt from Federal income taxes. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio will be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized ratings organizations, or have been determined by the Advisor to be of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the market and future interest rate predictions. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE TAX-EXEMPT MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


** Portfolio3:    Import Performance bar chart

                         1993           X.XX
                         1994           X.XX
                         1995           X.XX
                         1996           X.XX
                         1997           X.XX
                         1998           X.XX

                      BEST QUARTER    WORST QUARTER
                          X.XX%            X.XX%
                        (X/X/XX)         (X/X/XX)

Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                                                                           SINCE
CLASS I SHARES                       1 YEAR     3 YEARS     5 YEARS       INCEPTION
-----------------------------------------------------------------------------------
Tax-Exempt Money Market Fund          X.XX%       X.XX%       X.XX%         X.XX%*


   *   Since 4/6/92


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*


                                                              CLASS I
                                                              SHARES
----------------------------------------------------------------------------
Investment Advisory Fees                                        .35%
Other Expenses                                                  .XX%
----------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

    TAX-EXEMPT MONEY MARKET FUND -CLASS I                  ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR          3 YEARS          5 YEARS            10 YEARS
        ------          -------          -------            --------
        $_____           $_____           $_____             $_____

FIXED INCOME FUND


FUND SUMMARY

Investment Goal                High level of total return, through current
                               income and capital appreciation, consistent
                               with preservation of capital

Investment Focus               Fixed income securities

Share Price Volatility         Low

Principal Investment Strategy  Investing in fixed income securities issued by the U.S. government and U.S. corporate debt obligations

Investor Profile               Investors who seek a high level of total return
                               consistent with the preservation of capital


INVESTMENT STRATEGY OF THE FIXED INCOME FUND

The Fund invests primarily in U.S. Treasury and U.S. government agency obligations, including mortgage-backed securities, and U.S. corporate debt securities that are rated in one of the three highest ratings categories. In selecting investments for the Fund, the Advisor performs analysis and research on individual securities available for purchase. The Advisor determines how the Fund's investments will be weighted between the government and corporate sectors. The Advisor may purchase securities with any stated remaining maturity, but under normal circumstances, the Fund will maintain a dollar-weighted average maturity of less than 15 years. The Advisor may vary maturity if it believes interest rates will change in the future.

PRINCIPAL RISKS OF INVESTING IN THE FIXED INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently than other mutual funds which focus on different fixed income market segments or other asset classes.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


** Portfolio4:    Import Performance bar chart

                         1993           X.XX
                         1994           X.XX
                         1995           X.XX
                         1996           X.XX
                         1997           X.XX
                         1998           X.XX

                     BEST QUARTER       WORST QUARTER
                         X.XX%              X.XX%
                        (X/X/XX)          (X/X/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.


                                                                                                            SINCE
CLASS I SHARES                              1 YEAR         3 YEARS       5 YEARS        10 YEARS         INCEPTION
------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                            X.XX%          X.XX%         X.XX%           X.XX%            X.XX%*
The Lehman Brothers Intermediate             X.XX%          X.XX%         X.XX%           X.XX%            X.XX%**
Government/Corporate Bond Index

*   Since 4/1/92
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U. S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment grade (BBB) or higher, with maturities of 1 to 10 years.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                              CLASS I
                                                              SHARES
                                                              -------
---------------------------------------------------------------------------
Investment Advisory Fees                                        .60%
Other Expenses                                                  .XX%
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                        FIXED INCOME FUND -CLASS I ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR         3 YEARS        5 YEARS          10 YEARS
       ------         -------        -------          --------
       $_______       $_______       $_______         $________

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

FUND SUMMARY

Investment Goal                     Preserve principal value and maintain a high
                                    degree of liquidity while providing current
                                    income

Investment Focus                    Intermediate-term fixed income obligations
                                    of the U.S. Treasury and U.S. government
                                    agencies

Share Price Volatility              Low

Principal Investment Strategy       Investing in a portfolio of U.S. Treasury
                                    obligations and U.S. government agency
                                    obligations to attempt to maximize return
                                    while limiting risk

Investor Profile                    Conservative investors who want to receive
                                    income through a liquid investment


INVESTMENT STRATEGY OF THE INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

The Fund attempts to invest fully in fixed income obligations issued by the U.S. Treasury and U.S. government agencies. In selecting investments for the Fund, the Advisor analyzes current market conditions and anticipated changes in bond prices to attempt to obtain the highest possible yield with the least amount of risk. The Advisor attempts to invest the Fund's assets approximately 66% in U.S. Treasury obligations and 33% in U.S. government agency obligations. The Advisor actively manages the maturity of the Fund's portfolio and purchases securities which will mature in three to ten years. Under normal circumstances, the Advisor anticipates that the Fund's dollar-weighted average maturity will be approximately three years; however, the Advisor may vary this average maturity substantially in anticipation of a change in the interest rate environment.

PRINCIPAL RISKS OF INVESTING IN THE INTERMEDIATE-TERM GOVERNMENT SECURITIES
FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government fixed income securities, may perform differently than mutual funds which focus on different fixed income market segments or other asset classes.



PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

** Portfolio5:    Import Performance bar chart

                         1993           X.XX
                         1994           X.XX
                         1995           X.XX
                         1996           X.XX
                         1997           X.XX
                         1998           X.XX


                   BEST QUARTER         WORST QUARTER
                     X.XX%                    X.XX%
                   (X/X/XX)                 (X/X/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX.


                                                                                                            SINCE
CLASS I SHARES                              1 YEAR         3 YEARS       5 YEARS        10 YEARS         INCEPTION
------------------------------------------------------------------------------------------------------------------
Intermediate-Term Government                 X.XX%          X.XX%         X.XX%           X.XX%          X.XX%*
Securities Fund
The Lehman Brothers Intermediate             X.XX%          X.XX%         X.XX%           X.XX%          X.XX%**
Government Bond Index

*Since 4/1/92
**Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government Bond Index is a widely-recognized index of U.S. Treasury securities, U.S. government agency obligations and corporate debt securities backed by the U.S. government with maturities of 1 to 10 years.


FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*


                                                              CLASS I
                                                              SHARES
---------------------------------------------------------------------------
Investment Advisory Fees                                        .60%
Other Expenses                                                  .XX%
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses                           X.XX%

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

     INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND -CLASS I       ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR         3 YEARS        5 YEARS          10 YEARS
       ------         -------        -------          --------
       $_______       $_______       $_______         $________

NEW JERSEY MUNICIPAL SECURITIES FUND

FUND SUMMARY

Investment Goal                   Current income exempt from both Federal
                                  and New Jersey state income tax, consistent
                                  with preservation of capital

Investment Focus                  Tax-free New Jersey municipal securities

Share Price Volatility            Medium

Principal Investment Strategy     Invests in municipal obligations which pay
                                  interest that is exempt from both Federal and
                                  New Jersey state income tax

Investor Profile                  Conservative taxable investors who want to receive
                                  current income exempt from Federal and New Jersey
                                  state income tax and are willing to bear the risk
                                  of investing in a portfolio of securities affected
                                  by changes in economic conditions and governmental
                                  policies within New Jersey


INVESTMENT STRATEGY OF THE NEW JERSEY MUNICIPAL SECURITIES FUND

The Fund invests substantially all of its assets in municipal securities that generate income exempt from Federal and New Jersey state income taxes. These securities include securities of municipal issuers located in New Jersey, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund will invest most of its assets in securities that are not subject to Federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Fund's Advisor will purchase municipal securities rated in one of the top three ratings categories and attempt to maintain an average weighted portfolio maturity of less than 15 years. In selecting securities for the Fund, the Advisor will consider each security's yield and total return potential relative to other available municipal securities.

PRINCIPAL RISKS OF INVESTING IN THE NEW JERSEY MUNICIPAL SECURITIES FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in New Jersey subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have as great a concentration in New Jersey municipal obligations.

The Fund is also subject to the risk that its market segment, New Jersey municipal debt securities, may underperform other fixed income market segments or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

** Portfolio6:    Import Performance bar chart

                         1993           X.XX
                         1994           X.XX
                         1995           X.XX
                         1996           X.XX
                         1997           X.XX
                         1998           X.XX


                           BEST QUARTER       WORST QUARTER
                                 X.XX%           X.XX%
                               (X/X/XX)        (X/X/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX.

                                                                                          SINCE
CLASS I SHARES                              1 YEAR         3 YEARS       5 YEARS        INCEPTION
-------------------------------------------------------------------------------------------------
New Jersey Municipal Securities Fund         X.XX%          X.XX%         X.XX%           X.XX%*
Lehman Brothers 5-Year Municipal Bond        X.XX%          X.XX%         X.XX%           X.XX%**
Index

*Since 5/4/92
**Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years.

FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                             CLASS I
                                                             SHARES
--------------------------------------------------------------------------
Investment Advisory Fees                                       .60%
Other Expenses                                                 .XX%
--------------------------------------------------------------------------
Total Annual Fund Operating Expenses                          X.XX%

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

           NEW JERSEY MUNICIPAL SECURITIES FUND -CLASS I             ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR      3 YEARS      5 YEARS        10 YEARS
        ------      --------     -------        ---------
        $____       $_____       $_____          $______

PENNSYLVANIA MUNICIPAL SECURITIES FUND

FUND SUMMARY

Investment Goal                Current income exempt from both Federal
                               and Pennsylvania state income tax, consistent
                               with preservation of capital

Investment Focus               Tax-free Pennsylvania municipal securities

Share Price Volatility         Medium

Principal Investment Strategy  Invests in municipal
                               obligations which pay interest that is exempt from both Federal and Pennsylvania state income tax

Investor Profile               Conservative taxable investors who want to receive
                               current income exempt from Federal and Pennsylvania
                               state income tax and are willing to bear the risk
                               of investing in a portfolio of securities affected
                               by changes in economic conditions and governmental
                               policies within Pennsylvania


INVESTMENT STRATEGY OF THE PENNSYLVANIA MUNICIPAL SECURITIES FUND

The Fund invests substantially all of its assets in municipal securities that generate income exempt from Federal and Pennsylvania state income taxes. These securities include securities of municipal issuers located in Pennsylvania, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund will invest most of its assets in securities that are not subject to Federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Fund's Advisor will purchase municipal securities rated in one of the top three ratings categories and attempt to maintain an average weighted portfolio maturity of less than 15 years. In selecting securities for the Fund, the Advisor will consider each security's yield and total return potential relative to other available municipal securities.

PRINCIPAL RISKS OF INVESTING IN THE PENNSYLVANIA MUNICIPAL SECURITIES FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in Pennsylvania subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

The Fund is also subject to the risk that its market segment, Pennsylvania municipal debt securities, may underperform other fixed income market segments or the fixed income markets as a whole.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


                ** Portfolio7: Import Performance bar chart


                         1994           X.XX
                         1995           X.XX
                         1996           X.XX
                         1997           X.XX
                         1998           X.XX

                          BEST QUARTER       WORST QUARTER
                             X.XX%                X.XX%
                           (X/X/XX)             (X/X/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX.


                                                                                          SINCE
CLASS I SHARES                              1 YEAR         3 YEARS       5 YEARS        INCEPTION
-------------------------------------------------------------------------------------------------
Pennsylvania Municipal Securities Fund       X.XX%          X.XX%         X.XX%         X.XX%*
Lehman Brothers 5-Year Municipal Bond        X.XX%          X.XX%         X.XX%         X.XX%**
Index

*   Since 5/3/93
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years.


FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                                CLASS I
                                                                SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                          .60%
Other Expenses                                                    .XX%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             X.XX%

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE

ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

     PENNSYLVANIA MUNICIPAL SECURITIES FUND - CLASS I            ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR      3 YEARS      5 YEARS        10 YEARS
        ------      --------     -------        ---------
        $____       $_____       $_____          $______

HIGH YIELD BOND FUND

FUND SUMMARY

Investment Goal                 Maximize total return

Investment Focus                High-yield fixed income securities

Share Price Volatility          High

Principal Investment Strategy   Investing the Fund's assets in another mutual
                                fund with an identical investment objective

Investor Profile                Investors who want the potential for high total
                                return and who can tolerate the high risk of
                                share price volatility


INVESTMENT STRATEGY OF THE HIGH YIELD BOND FUND

The Fund pursues its investment objective through what is sometimes called a "master-feeder" arrangement. The Fund invests substantially all of its assets in the SEI Institutional Managed Trust (SIMT) High Yield Bond Fund. As a result, the Fund has an indirect interest in all the securities owned by the SIMT Fund and the Fund's investment results will be the same as those of the SIMT Fund, adjusted for the Fund's expenses.

The SIMT Fund invests directly in a portfolio of fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The SIMT Fund's advisor chooses securities that offer a high current yield as well as total return potential. The SIMT Fund's securities are diversified as to issuers and industries. The SIMT Fund's average weighted maturity may vary, and will generally not exceed ten years, and there is no limit on the maturity or on the credit quality of any security.


PRINCIPAL RISKS OF INVESTING IN THE HIGH YIELD BOND FUND

The prices of the SIMT Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the SIMT Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that its market segment, junk bonds, may underperform other fixed income market segments or the fixed income markets as a whole. In addition, because the Fund invests indirectly in junk bonds through another mutual fund, the Fund's investment returns depend on the performance of the SIMT Fund.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

               ** Portfolio8: Import Performance bar chart

                         1996           X.XX
                         1997           X.XX
                         1998           X.XX

                          BEST QUARTER       WORST QUARTER
                             X.XX%                X.XX%
                           (X/X/XX)             (X/X/XX)


The performance for the periods prior to 9/1/98 represents the performance of the SIMT Fund adjusted for the expenses of the Fund.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE CS FIRST BOSTON HI YIELD INDEX.


                                                                           SINCE
CLASS I SHARES                              1 YEAR         3 YEARS       INCEPTION
----------------------------------------------------------------------------------
High Yield Bond Fund                         X.XX%          X.XX%         X.XX%*
CS First Boston Hi Yield Index               X.XX%          X.XX%         X.XX%**

*   Since 1/11/95
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The CS First Boston Hi Yield Index is a widely recognized index of bonds rated below investment grade.

FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND. THIS TABLE INCLUDES FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE SIMT FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                                CLASS I
                                                                SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                         1.09%
Other Expenses                                                    .XX%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             X.XX%



*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

               HIGH YIELD BOND FUND -CLASS I             ____%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR      3 YEARS      5 YEARS        10 YEARS
        ------      --------     -------        ---------
        $____       $_____       $_____          $______

EQUITY GROWTH FUND


FUND SUMMARY

Investment Goal                 Long-term growth of capital

Investment Focus                Large capitalization U.S. common stocks

Share Price Volatility          Medium

Principal Investment Strategy   Investing in a diversified portfolio of common
                                stocks of established U.S. companies that
                                demonstrate long-term earnings growth

Investor Profile                Investors who seek growth of capital and are
                                willing to bear the risk of investing in equity
                                securities

INVESTMENT STRATEGY OF THE EQUITY GROWTH FUND

The Fund invests primarily in common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). In selecting investments for the Fund, the Advisor attempts to invest in a broad range of companies that it expects will demonstrate greater long-term earnings growth than the average company included in the Standard & Poor's 500 Composite Index.


PRINCIPAL RISKS OF INVESTING IN THE EQUITY GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, large capitalization growth equity securities, may underperform other equity market segments or the equity markets as a whole.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

                   ** Portfolio9: Import Performance bar chart

                         1998           X.XX

                          BEST QUARTER       WORST QUARTER
                             X.XX%                X.XX%
                           (X/X/XX)             (X/X/XX)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 INDEX.


                                                           SINCE
CLASS I SHARES                              1 YEAR       INCEPTION
------------------------------------------------------------------
Equity Growth Fund                           X.XX%         X.XX%*
S&P 500 Index                                X.XX%         X.XX%**

*   Since 2/3/97
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                                CLASS I
                                                                SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                          .75%
Other Expenses                                                    .XX%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             X.XX%

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                EQUITY GROWTH FUND -CLASS I       ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR      3 YEARS      5 YEARS        10 YEARS
        ------      --------     -------        ---------
        $____       $_____       $_____          $______

EQUITY VALUE FUND

FUND SUMMARY

Investment Goal            Growth of capital and income

Investment Focus           Large capitalization U.S. common stocks which pay
                           dividends

Share Price Volatility     Medium

Principal Investment       Investing in stocks which have an above-average
Strategy                   dividend yield relative to the Standard & Poor's
                           500 Composite Index (S&P 500) and are undervalued
                           by the market

Investor Profile           Investors who want growth of capital and income who
                           can tolerate some share price volatility


INVESTMENT STRATEGY OF THE EQUITY VALUE FUND

The Fund invests primarily in common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). In selecting investments for the Fund, the Advisor seeks to develop a broadly diversified equity portfolio with projected total returns for the individual selections that are superior to the S&P 500.


PRINCIPAL RISKS OF INVESTING IN THE EQUITY VALUE FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, large capitalization value equity securities, may underperform other equity market segments or the equity markets as a whole.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

              ** Portfolio10:   Import Performance bar chart

                         1993           X.XX
                         1994           X.XX
                         1995           X.XX
                         1996           X.XX
                         1997           X.XX
                         1998           X.XX

                          BEST QUARTER       WORST QUARTER
                             X.XX%                X.XX%
                           (X/X/XX)             (X/X/XX)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 INDEX.


                                                                                          SINCE
CLASS I SHARES                              1 YEAR         3 YEARS       5 YEARS        INCEPTION
-------------------------------------------------------------------------------------------------
Equity Value Fund                            X.XX%          X.XX%         X.XX%         X.XX%*
S&P 500 Index                                X.XX%          X.XX%         X.XX%         X.XX%**

*   Since 4/1/92
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                                CLASS I
                                                                SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                          .75%
Other Expenses                                                    .XX%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             X.XX%

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

               EQUITY VALUE FUND -CLASS I            ____%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR      3 YEARS      5 YEARS        10 YEARS
        ------      --------     -------        ---------
        $____       $_____       $_____          $______

EQUITY INCOME FUND


FUND SUMMARY

Investment Goal                Growth of capital consistent with an emphasis on
                               current income

Investment Focus               Dividend-paying U.S. stocks

Share Price Volatility         Medium

Principal Investment Strategy  Investing in stocks
                               which have an above-average dividend
                               yield relative to the Standard & Poor's 500
                               Composite Index (S&P 500)

Investor Profile               Investors who want growth of capital and income and
                               who can tolerate moderate share price volatility


INVESTMENT STRATEGY OF THE EQUITY INCOME FUND

The Fund invests primarily in common stocks and other equity securities of established U.S. companies with large market capitalizations (in excess of $5 billion). The Fund invests in companies operating in a broad range of industries based on their prospects for both continued earnings and dividends growth. In selecting investments for the Fund, the Advisor attempts to choose stocks of companies with a dividend yield that is higher than the average company in the S&P 500 in order to maintain an overall Fund yield that is higher than the average yield of the stocks in the S&P 500.


PRINCIPAL RISKS OF INVESTING IN THE EQUITY INCOME FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, large capitalization equity income securities, may underperform other equity market segments or the equity markets as a whole.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


             ** Portfolio11:   Import Performance bar chart

                             1993            X.XX
                             1994            X.XX
                             1995            X.XX
                             1996            X.XX
                             1997            X.XX
                             1998            X.XX

                       BEST QUARTER          WORST QUARTER
                            X.XX%                 X.XX%
                         (X/X/XX)               (X/X/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE DOW JONES EQUITY MARKET INDEX.

                                                                                       SINCE
CLASS I SHARES                              1 YEAR         3 YEARS       5 YEARS      INCEPTION
-------------------------------------------------------------------------------------------------
Equity Income Fund                           X.XX%          X.XX%         X.XX%         X.XX%*
Dow Jones Equity Market Index                X.XX%          X.XX%         X.XX%         X.XX%**

*   Since 4/1/92
**  Since [calc. date for index]


WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Dow Jones Equity Market Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of about 700 stocks traded on the NYSE, AMEX and Nasdaq.


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER,

DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                                CLASS I
                                                                SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                          .75%
Other Expenses                                                    .XX%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              EQUITY INCOME FUND -CLASS I       ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR          3 YEARS          5 YEARS            10 YEARS
        ------          --------         -------            ---------
        $____           $_____           $_____              $______

EQUITY INDEX FUND


FUND SUMMARY

Investment Goal                 Investment results that correspond to the
                                Standard & Poor's 500 Composite Index (S&P 500)

Investment Focus                Large capitalization U.S. common stocks

Share Price Volatility          Medium

Principal Investment Strategy   Investing the Fund's assets in another mutual
                                fund with an identical investment objective

Investor Profile                Investors who want growth of capital and who can
                                tolerate some share price volatility


INVESTMENT STRATEGY OF THE EQUITY INDEX FUND

The Fund pursues its investment objective through what is sometimes called a "master-feeder" arrangement. The Fund invests substantially all of its assets in the SEI Index Funds (SIF) S&P 500 Index Fund, a separate mutual fund with the same investment objective. As a result, the Fund has an indirect interest in all of the securities owned by the SIF Fund and the Fund's investment results will be the same as those of the SIF Fund, adjusted for the Fund's expenses.

The SIF Fund invests exclusively in securities listed in the S&P 500, which is comprised of 500 selected common stocks. The SIF Fund's ability to duplicate the performance of the S&P 500 will depend to some extent on the size and timing of cash flows in to and out of the Fund, as well as on the level of the Fund's expenses. The SIF Fund's advisor makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses). However, the SIF Fund's advisor may sell an investment if, in the judgment of the advisor, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.


PRINCIPAL RISKS OF INVESTING IN THE EQUITY INDEX FUND

Since it purchases equity securities, the SIF Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the SIF Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the SIF Fund.

The SIF Fund may not be able to match the performance of the S&P 500.

The Fund is also subject to the risk that its investment approach, which attempts to duplicate the performance of the S&P 500, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes. In addition, because the Fund indirectly attempts to match the performance of the S&P 500 through investing in another mutual fund, the Fund's investment returns depend on the performance of the SIF Fund.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

                 ** Portfolio12: Import Performance bar chart

                             1989            X.XX
                             1990            X.XX
                             1991            X.XX
                             1992            X.XX
                             1993            X.XX
                             1994            X.XX
                             1995            X.XX
                             1996            X.XX
                             1997            X.XX
                             1998            X.XX

                       BEST QUARTER          WORST QUARTER
                            X.XX%                 X.XX%
                         (X/X/XX)               (X/X/XX)

The performance for the periods prior to 9/1/98 represents the performance of the SIF Fund adjusted for the expenses of the Fund.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 INDEX.

                                                                                                        SINCE
CLASS I SHARES                              1 YEAR         3 YEARS       5 YEARS        10 YEARS      INCEPTION
---------------------------------------------------------------------------------------------------------------
Equity Index Fund                            X.XX%          X.XX%         X.XX%           X.XX%          X.XX%*
S&P 500 Index                                X.XX%          X.XX%         X.XX%           X.XX%          X.XX%**

*   Since  8/1/85
**  Since [calc. date for index]

WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.


FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                                CLASS I
                                                                SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                          .78%
Other Expenses                                                    .XX%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             X.XX%



* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


           EQUITY INDEX FUND -CLASS I            ____%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR          3 YEARS          5 YEARS            10 YEARS
        ------          --------         -------            ---------
        $____           $_____           $_____              $______

INTERNATIONAL EQUITY FUND


FUND SUMMARY

Investment Goal                  Long-term capital appreciation

Investment Focus                 Common stocks of medium to large sized companies in
                                 Europe and the Pacific Basin

Share Price Volatility           High

Principal Investment Strategy    Investing in a diversified
                                 portfolio of common stocks of companies that
                                 have a history of consistent growth and little
                                 or no debt

Investor Profile                 Investors who want capital appreciation,
                                 who are willing to accept the risks of international
                                 investing and who want to diversify their
                                 investments by investing overseas


INVESTMENT STRATEGY OF THE INTERNATIONAL EQUITY FUND

The Fund invests primarily in common stocks of medium to large capitalization companies (in excess of $500 million) located in Europe and the Pacific Basin. The Advisor has engaged Vontobel USA Inc. as sub-advisor (Sub-Advisor) to manage the Fund on a day-to-day basis. The Fund focuses on companies that have a history of consistent growth in cash flow, sales, operating profits, returns on equity and returns on invested capital, and little or no debt. The Fund is well diversified among industry sectors and has a low turnover ratio, generally holding its core positions for at least two years.


PRINCIPAL RISKS OF INVESTING IN THE INTERNATIONAL EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that its investment approach, which focuses on international equity securities, may underperform other mutual funds which invest in domestic equity market segments or the equity markets as a whole.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

                ** Portfolio13:   Import Performance bar chart

                             1996            X.XX
                             1997            X.XX
                             1998            X.XX

                       BEST QUARTER          WORST QUARTER
                            X.XX%                 X.XX%
                         (X/X/XX)               (X/X/XX)

The performance for the periods prior to 9/1/98 represent the performance of the Fund's previous Sub-Advisor.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE MORGAN STANLEY EAFE INDEX.

                                                                         SINCE
CLASS I SHARES                              1 YEAR         3 YEARS      INCEPTION
----------------------------------------------------------------------------------
International Equity Fund                    X.XX%          X.XX%         X.XX%*
Morgan Stanley EAFE Index                    X.XX%          X.XX%         X.XX%**

*   Since 5/1/95
**  Since [calc. date for index]


WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australia and the Far East.


FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                                CLASS I
                                                                SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                         1.00%
Other Expenses                                                    .XX%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             X.XX%


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND SUB-ADVISOR ARE WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR OR SUB-ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

      INTERNATIONAL EQUITY FUND -CLASS I             ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR          3 YEARS          5 YEARS            10 YEARS
        ------          --------         -------            ---------
        $____           $_____           $_____              $______

MID CAP FUND


FUND SUMMARY

Investment Goal                   Growth of capital and income

Investment Focus                  Common stocks of medium and small sized U.S.
                                  companies

Share Price Volatility            High

Principal Investment Strategy     Investing in companies that have a significant
                                  growth potential

Investor Profile                  Investors who want growth of capital and income
                                  and who can tolerate the share price volatility
                                  that accompanies investing in smaller companies


INVESTMENT STRATEGY OF THE MID CAP FUND

The Fund invests primarily in common stocks and other equity securities of U.S. companies with medium and small market capitalizations (between $700 million and $7 billion). In selecting investments for the Fund, the Advisor chooses stocks of companies that the Advisor believes have not yet reached maturity and that have significant growth potential. The Fund invests in a broad range of industries based primarily on their growth potential.


PRINCIPAL RISKS OF INVESTING IN THE MID CAP FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The Fund is also subject to the risk that its market segment, medium and small capitalization equity growth securities, may underperform other equity market segments or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.


             ** Portfolio14:   Import Performance bar chart

                             1993            X.XX
                             1994            X.XX
                             1995            X.XX
                             1996            X.XX
                             1997            X.XX
                             1998            X.XX

                       BEST QUARTER          WORST QUARTER
                            X.XX%                 X.XX%
                         (X/X/XX)               (X/X/XX)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P MIDCAP 400 INDEX.

                                                                                       SINCE
CLASS I SHARES                              1 YEAR         3 YEARS       5 YEARS      INCEPTION
-------------------------------------------------------------------------------------------------
Mid Cap Fund                                 X.XX%          X.XX%         X.XX%         X.XX%*
S&P MidCap 400 Index                         X.XX%          X.XX%         X.XX%         X.XX%**

*   Since 4/1/92
**  Since [calc. date for index]


WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P MidCap 400 Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

FUND FEES AND EXPENSES*

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*


                                                                CLASS I
                                                                SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                          .75%
Other Expenses                                                    .XX%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             X.XX%


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


            MID CAP FUND -CLASS I                    ____%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR          3 YEARS          5 YEARS            10 YEARS
        ------          --------         -------            ---------
        $____           $_____           $_____              $______

BALANCED FUND


FUND SUMMARY

Investment Goal                 Growth of capital consistent with current income

Investment Focus                Common stocks and fixed income securities

Share Price Volatility          Medium

Principal Investment Strategy   Investing in a blended portfolio of equity and
                                fixed income securities designed to help maximize
                                the Fund's total return in both up and down markets

Investor Profile                Investors who want total return, but who
                                are unwilling to tolerate the price volatility
                                of a fund that invests solely in equity securities


INVESTMENT STRATEGY OF THE BALANCED FUND

The Fund invests primarily in a blended portfolio of U.S. common stocks and fixed income securities rated in one of the top three ratings categories. In selecting investments for the Fund, the Advisor purchases common stocks, as well as fixed income securities issued by the U.S. government and its agencies and instrumentalities and by U.S. corporations. The Advisor attempts to maintain a portfolio which maximizes total return in all markets. The Advisor will manage the Fund to attempt to minimize share price declines by reallocating assets from equity investments to fixed income investments.


PRINCIPAL RISKS OF INVESTING IN THE BALANCED FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Advisor's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities a during period of stock market appreciation may result in lower total return. In fact, since the Fund will always have a portion of its assets invested in fixed income securities, it may not perform as well during periods of stock market appreciation as funds that invest only in stocks.

The Fund is also subject to the risk that its investment approach, which blends equity and fixed income investments, may perform differently than other mutual funds which focus on a particular market segment or other asset classes.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

                ** Portfolio15:   Import Performance bar chart

                             1993            X.XX
                             1994            X.XX
                             1995            X.XX
                             1996            X.XX
                             1997            X.XX
                             1998            X.XX

                       BEST QUARTER          WORST QUARTER
                            X.XX%                 X.XX%
                         (X/X/XX)               (X/X/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX, AND A 50/50 BLEND OF THOSE TWO INDICES.

                                                                                       SINCE
CLASS I SHARES                              1 YEAR         3 YEARS       5 YEARS      INCEPTION
-------------------------------------------------------------------------------------------------
Balanced Fund                                 X.XX%          X.XX%         X.XX%         X.XX%*
S&P 500 Index                                 X.XX%          X.XX%         X.XX%         X.XX%**
Lehman Brothers Intermediate                  X.XX%          X.XX%         X.XX%         X.XX%***
Government/Corporate Index

*   Since 4/1/92
**  Since [calc. date for index]
*** Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lehman Brothers Intermediate Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U. S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment grade (BBB) or higher, with maturities of 1 to 10 years.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                                CLASS I
                                                                SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                          .75%
Other Expenses                                                    .XX%
------------------------------------------------------------------------
Total Annual Fund Operating Expenses                             X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

           BALANCED FUND -CLASS I SHARES          ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR          3 YEARS          5 YEARS            10 YEARS
        ------          --------         -------            ---------
        $____           $_____           $_____              $______

MORE INFORMATION ABOUT RISK



                                                              Equity and Balanced Funds
EQUITY RISK - Equity securities include
public and privately issued equity securities,
common and preferred stocks, warrants, rights to
subscribe to common stock and convertible
securities, as well as instruments that attempt to
track the price movement of equity indices.
Investments in equity securities and equity
derivatives in general are subject to market risks
that may cause their prices to fluctuate over time.
The value of securities convertible into equity
securities, such as warrants or convertible debt, is
also affected by prevailing interest rates, the
credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in
which a mutual fund invests will cause a fund's net
asset value to fluctuate.  An investment in a
portfolio of equity securities may be more suitable
for long-term investors who can bear the risk of
these share price fluctuations.


                                                              Fixed Income Funds
FIXED INCOME RISK - The market value of fixed income
investments change in response to interest rate               Balanced Fund
changes and other factors. During periods of falling
interest rates, the values of outstanding fixed
income securities generally rise.  Moreover, while
securities with longer maturities tend to produce
higher yields, the prices of longer maturity
securities are also subject to greater market
fluctuations as a result of changes in interest
rates.  In addition to these fundamental risks,
different types of fixed income securities may be
subject to the following additional risks:





                                                              Fixed Income Funds
         CALL RISK - During periods of falling
         interest rates, certain debt obligations             Balanced Fund
         with high interest rates may be prepaid
         (or "called") by the issuer prior to
         maturity. This may cause a Fund's average
         weighted maturity to fluctuate, and may
         require a Fund to invest the resulting
         proceeds at lower interest rates.


                                   Page 57 of 74


                                                              Fixed Income Funds
         CREDIT RISK - The possibility that an
         issuer will be unable to make timely                 Balanced Fund
         payments of either principal or interest.



                                                              Fixed Income Funds
         EVENT RISK - Securities may suffer
         declines in credit quality and market                Balanced Fund
         value due to issuer restructurings or
         other factors. This risk should be reduced
         because of the Fund's multiple holdings.


                                   Page 58 of 74

                                                              High Yield Bond Fund
         HIGH-YIELD, LOWER RATED SECURITIES (or
         "junk bonds") are High Yield Bond Fund
         subject to additional risks associated
         with investing in high-yield securities, including:

            -    High-yield, lower rated securities
                 involve greater risk of default
                 or price declines than
                 investments in investment grade
                 securities (E.G., securities
                 rated BBB or higher by S&P or
                 Baa or higher by Moody's) due to
                 changes in the issuer's
                 creditworthiness.

            -    The market for high-yield, lower
                 rated securities may be thinner
                 and less active, causing market
                 price volatility and limited
                 liquidity in the secondary
                 market. This may limit the
                 ability of a Fund to sell these
                 securities at their fair market
                 values either to meet redemption
                 requests, or in response to
                 changes in the economy or the
                 financial markets.

            -    Market prices for high-yield, lower
                 rated securities may also be
                 affected by investors'
                 perception of the issuer's
                 credit quality and the outlook
                 for economic growth. Thus,
                 prices for high-yield, lower
                 rated securities may move
                 independently of interest rates
                 and the overall bond market.

            -    The market for high-yield, lower
                 rated securities may be
                 adversely affected by
                 legislative and regulatory
                 developments.


                                   Page 59 of 74


                                                              New Jersey Municipal Securities Fund
         MUNICIPAL ISSUER RISK - There may be economic or     Pennsylvania Municipal Securities Fund
         political changes that impact the ability of
         municipal issuers to repay principal and to make
         interest payments on municipal securities.
         Changes to the financial condition or credit
         rating of municipal issuers may also adversely
         affect the value of a Fund's municipal
         securities.  Constitutional or legislative limits
         on borrowing by municipal issuers may result in
         reduced supplies of municipal securities.
         Moreover, certain municipal securities are backed
         only by a municipal issuer's ability to levy and
         collect taxes.  In addition, each Fund's
         concentration of investments in issuers located
         in a single state makes each Fund more
         susceptible to adverse political or economic
         developments affecting that state.  Each Fund
         also may be riskier than mutual funds that buy
         securities of issuers in numerous states.


                                                              Fixed Income Fund
         MORTGAGE-BACKED SECURITIES -Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.
         Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.


                                   Page 60 of 74



                                                              International Equity Fund
FOREIGN SECURITY RISKS - Investments in securities
of foreign companies or governments can be more
volatile than investments in U.S. companies or
governments.  Diplomatic, political, or economic
developments, including nationalization or
appropriation, could affect investments in foreign
countries.  Foreign securities markets generally
have less trading volume and less liquidity than
U.S. markets.  In addition, the value of securities
denominated in foreign currencies, and of dividends
from such securities, can change significantly when
foreign currencies strengthen or weaken relative to
the U.S. dollar.  Foreign companies or governments
generally are not subject to uniform accounting,
auditing, and financial reporting standards
comparable to those applicable to domestic U.S.
companies or governments. Transaction costs are
generally higher than those in the U.S. and expenses
for custodial arrangements of foreign securities may
be somewhat greater than typical expenses for
custodial arrangements of similar U.S. securities.
Some foreign governments levy withholding taxes
against dividend and interest income.  Although in
some countries a portion of these taxes are
recoverable, the non-recovered portion will reduce
the income received from the securities comprising
the portfolio.


In addition to these risks, certain foreign securities may be subject to the following additional risks factors:



                                   Page 61 of 74

                                                            International Equity Fund
         CURRENCY RISK - Investments in foreign
         securities International Equity Fund
         denominated in foreign currencies involve
         additional risks, including:

            -    The value of a Fund's assets measured
                 in U.S. dollars may be
                 affected by changes in
                 currency rates and in
                 exchange control regulations.

            -    A Fund may incur substantial costs in
                 connection with conversions
                 between various currencies.

            -    A Fund may be unable to hedge against
                 possible variations in
                 foreign exchange rates or to
                 hedge a specific security
                 transaction or portfolio
                 position.

            -    Only a limited market currently exists
                 for hedging transactions relating
                 to currencies in certain
                 emerging markets.

                                                              Equity Index Fund
TRACKING ERROR RISK - Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.


                                   Page 62 of 74

                                                              All Funds
YEAR 2000 RISK - The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year
1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Funds. While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business. Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the International Equity Fund and its shareholders.



EACH FUND'S OTHER INVESTMENTS


In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objectives (other than the Money Market Funds). A Fund will do so only if the Advisor or Sub-Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income.

INVESTMENT ADVISOR AND SUB-ADVISOR

The Investment Advisor makes investment decisions for each of the Funds, other than the International Equity Fund, and continuously reviews, supervises and administers the Funds' respective investment programs. The Advisor oversees the Sub-Advisor for the International Equity Fund to ensure compliance with that Fund's investment policies and guidelines, and monitors the Sub-Advisor's adherence to its investment style. The Advisor pays the Sub-Advisor out of the investment advisory fees it receives (described below). The Advisor also monitors the performance of the SIMT Fund and the SIF Fund. The Board of Trustees of The Pillar Funds supervises the Advisor and Sub-Advisor and establishes policies that the Advisor and Sub-Advisor must follow in their management activities.

Summit Bank serves as the Advisor to the Funds. As of December 31, 1998, Summit Bank had approximately $9.5 billion in assets under management. For the year ended December 31, 1998, Summit Bank received advisory fees of:



U.S. TREASURY SECURITIES MONEY MARKET FUND        [VAR:Advisor1.Portfolio1.Fees]%
PRIME OBLIGATION MONEY MARKET FUND                [VAR:Advisor1.Portfolio2.Fees]%
TAX-EXEMPT MONEY MARKET FUND                      [VAR:Advisor1.Portfolio3.Fees]%
FIXED INCOME FUND                                 [VAR:Advisor1.Portfolio4.Fees]%
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND      [VAR:Advisor1.Portfolio5.Fees]%
NEW JERSEY MUNICIPAL SECURITIES FUND              [VAR:Advisor1.Portfolio6.Fees]%
PENNSYLVANIA MUNICIPAL SECURITIES FUND            [VAR:Advisor1.Portfolio7.Fees]%
HIGH YIELD BOND FUND                              [VAR:Advisor1.Portfolio8.Fees]%
EQUITY GROWTH FUND                                [VAR:Advisor1.Portfolio9.Fees]%
EQUITY VALUE FUND                                 [VAR:Advisor1.Portfolio10.Fees]%
EQUITY INCOME FUND                                [VAR: Advisor1.Portfolio11.Fees]%
EQUITY INDEX FUND                                 [VAR: Advisor1.Portfolio12.Fees]%
INTERNATIONAL EQUITY FUND                         [VAR: Advisor1.Portfolio13.Fees]%
MID CAP FUND                                      [VAR: Advisor1.Portfolio14.Fees]%
BALANCED FUND                                     [VAR: Advisor1.Portfolio15.Fees]%


Vontobel USA Inc. (Vontobel) manages the International Equity Fund on a day-to-day basis. Vontobel selects, buys and sells securities for the Fund under the supervision of the Advisor and the Board of Trustees of The Pillar Funds.

Fabrizio Pierallini serves as a Senior Vice President of Vontobel. He has managed the International Equity Fund since September, 1998. He has more than 10 years of investment experience. Prior to joining Vontobel in 1994, Mr. Pierallini served as Associate-Director/Portfolio Manager with Swiss Bank Corporation, New York.

Rajiv Jain serves as Vice President of Vontobel. He has served as associate portfolio manager for the International Equity Fund since September, 1998. He has more than 6 years of investment experience. Prior to joining Vontobel Mr. Jain served as an analyst for Swiss Bank Corporation, New York.

SEI Investments Management Corporation (SEI) is the advisor of the SIMT Fund and has engaged BEA Associates (BEA) as sub-advisor to manage the SIMT Fund on a day-to-day basis. BEA selects, buys and sells securities for the SIMT Fund under the supervision of SEI and the SIMT Board of Trustees.

World Asset Management (World) manages the SIF Fund on a day-to-day basis. World selects, buys and sells securities for the SIF Fund under the supervision of the SIF Board of Trustees.


PORTFOLIO MANAGERS

Judith Wolk serves as a Vice President of the Advisor. She has managed the Prime Obligation Money Market Fund and the U.S. Treasury Securities Money Market Fund since June, 1996. Prior to joining the Advisor in June, 1996, Ms. Wolk had substantial experience in money market instruments with a large regional bank.

Frances M. Tendall serves as a Senior Vice President of the Advisor. She has managed the Intermediate-Term Government Securities Fund since April, 1992. She joined the Advisor in 1982 and has more than 17 years of investment experience.

Charlene P. Palmer serves as a Vice President of the Advisor. She has managed the Tax-Exempt Money Market Fund since June, 1996 and the New Jersey Municipal Securities Fund since May, 1992. She joined the Advisor in 1981 and has more than 18 years of investment experience, with an emphasis on tax-exempt bonds.

Joseph Markovich serves as a Vice President of the Advisor. He has managed the Fixed Income Fund since January, 1997. He joined the Advisor in 1985 and has more than 14 years of investment experience.

Randolph E. Lestyk serves as a Senior Vice President of the Advisor. He has managed the Pennsylvania Municipal Securities Fund since 1994 and the Mid Cap Fund since 1997. Prior to joining the Advisor, Mr. Lestyk was involved in equity and fixed income investing at several financial institutions and senior vice president and chief investment officer of a major Pennsylvania insurance company. He has more than 27 years of investment experience.

Chris Clark serves as a Vice President of the Advisor. He has co-managed the Equity Growth Fund since July, 1997 and managed the Fund since February, 1999. Prior to joining the Advisor in 1995, Mr. Clark served in equity trading for Merrill Lynch.

Fernando Garip serves as a Senior Vice President of the Advisor. He has managed the Equity

Value Fund since January, 1996. He joined the Advisor in 1982 and has more than 17 years of investment experience.

Richard H. Caro serves as a Vice President of the Advisor. He has managed the Equity Income Fund since January, 1996. He joined the Advisor in April, 1983 and has more than 28 years of investment experience.

Edward Kasperavich serves as a Vice President of the Advisor. He has managed the Balanced Fund since January, 1997. He joined the Advisor in 1985 and has more than 14 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange Class I shares of the Funds.

Class I Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-932-7782.


HOW TO PURCHASE FUND SHARES


You may purchase shares directly by:
-   Mail
-   Telephone
-   Wire
-   Automated Clearing House (ACH).

To purchase shares directly, please call 1-800-932-7782, or complete and send in the < ** attached/enclosed ** > application. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "The Pillar Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and, for the Money Market Funds, the Federal Reserve are open for business (a Business
Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after a Fund receives your purchase order.

Each Fund (except the Money Market Funds) calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, a Fund generally must receive your purchase order before 4:00 p.m. Eastern time.

Each Money Market Fund calculates its NAV once each Business Day at 3:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order before 3:00 p.m. Eastern time and federal funds (readily available funds) before 3:00 p.m. Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price (except the Money Market Funds). If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the Money Market Funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The International Equity Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the NAV of the Fund's shares may change on days when you cannot purchase or sell Fund shares.


HOW TO SELL YOUR FUND SHARES

Holders of Class I Shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call 1-800-932-7782.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you would like to sell $10,000 or more of your shares, or you would like your proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution or an investment professional by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.


TELEPHONE TRANSACTIONS
Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund distributes its income as follows:


U.S. TREASURY SECURITIES MONEY MARKET FUND                  MONTHLY
PRIME OBLIGATION MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
FIXED INCOME FUND
INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
NEW JERSEY MUNICIPAL SECURITIES FUND
PENNSYLVANIA MUNICIPAL SECURITIES FUND
HIGH YIELD BOND FUND

EQUITY GROWTH FUND                                          QUARTERLY
EQUITY VALUE FUND
EQUITY INCOME FUND
EQUITY INDEX FUND
MID CAP FUND
BALANCED FUND

INTERNATIONAL EQUITY FUND                                   ANNUALLY

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing at least 15 days prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


Taxes

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The dividends and distributions you receive from a Fund may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains are taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. Each Fund will tell you annually how to treat dividends and distributions.

If you redeem a Fund's Shares, you will be subject to tax on any gain. The character of such gain will generally be based on your holding period for the shares. An exchange of one Fund's shares for shares of another Fund is a sale for tax purposes.

More information about taxes is in the Statement of Additional Information. In addition, because each investor's tax circumstances are unique and because the tax laws are subject to change, you should consult your tax advisor about your investment.

The Tax-Exempt Money Market Fund intends to distribute federally tax-exempt income. The New Jersey Municipal Securities Fund intends to distribute income that is exempt from both federal taxes and New Jersey state taxes. The Pennsylvania Municipal Securities Fund intends to distribute income that is exempt from both federal taxes and Pennsylvania state taxes. The Funds may invest a portion of their assets in securities that generate taxable income for federal or state income taxes. Income exempt from Federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

The International Equity Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it gives you the credit.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class I Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class A Shares of the SIMT High Yield Bond Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-342-5734.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class E Shares of the SIF S&P 500 Index Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-342-5734.

                                THE PILLAR FUNDS


INVESTMENT ADVISOR

Summit Bank
210 Main Street
Hackensack, New Jersey 07601


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036


More information about The Pillar Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated April 30, 1999, includes detailed information about The Pillar Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call 1-800-932-7782

BY MAIL: Write to us
The Pillar Funds
P.O. Box 8523
Boston, MA 02266-8523


BY INTERNET: www.pillarfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Pillar Funds' Investment Company Act registration number is 811-6509.

The Pillar Funds, Pillar, the stylized "P" logo and Your Investment Foundation are registered service marks of Summit Bank. Reach Higher, Summit, Summit Financial Services Group and Summit Bancorp are registered service marks of Summit Bancorp. Summit Bank is a service mark of Summit Bancorp.

                                THE PILLAR FUNDS


                           Class A and Class B Shares

                                   PROSPECTUS
                                 APRIL 30, 1999

                               MONEY MARKET FUNDS
                   U.S. TREASURY SECURITIES MONEY MARKET FUND
                       PRIME OBLIGATION MONEY MARKET FUND
                          TAX-EXEMPT MONEY MARKET FUND

                               FIXED INCOME FUNDS
                                FIXED INCOME FUND
                  INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
                      NEW JERSEY MUNICIPAL SECURITIES FUND
                     PENNSYLVANIA MUNICIPAL SECURITIES FUND
                              HIGH YIELD BOND FUND

                            EQUITY AND BALANCED FUNDS
                               EQUITY GROWTH FUND
                                EQUITY VALUE FUND
                               EQUITY INCOME FUND
                                EQUITY INDEX FUND
                            INTERNATIONAL EQUITY FUND
                                  BALANCED FUND


                               INVESTMENT ADVISOR
                                   SUMMIT BANK




     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES
         OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS

The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A and Class B Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Class A and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

    CLASS A SHARES
    -     Front-end sales charge (except for the Money Market Funds)
    -     12b-1 fees
    -     $1,000 minimum initial investment


    CLASS B SHARES
    -     Contingent deferred sales charge
    -     Higher 12b-1 fees and shareholder servicing fees
    -     $1,000 minimum initial investment
    -     Automatic conversion to Class A Shares after 8 years

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE INTRODUCTION SECTION, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                      PAGE
     U.S. TREASURY SECURITIES MONEY MARKET FUND                       XXX
     PRIME OBLIGATION MONEY MARKET FUND                               XXX
     TAX-EXEMPT MONEY MARKET FUND                                     XXX
     FIXED INCOME FUND                                                XXX
     INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND                     XXX
     NEW JERSEY MUNICIPAL SECURITIES FUND                             XXX
     PENNSYLVANIA MUNICIPAL SECURITIES FUND                           XXX
     HIGH YIELD BOND FUND                                             XXX
     EQUITY GROWTH FUND                                               XXX
     EQUITY VALUE FUND                                                XXX
     EQUITY INCOME FUND                                               XXX
     EQUITY INDEX FUND                                                XXX
     INTERNATIONAL EQUITY FUND                                        XXX
     BALANCED FUND                                                    XXX
     MORE INFORMATION ABOUT RISK                                      XXX
     EACH FUND'S OTHER INVESTMENTS                                    XXX
     THE INVESTMENT ADVISOR, SUB-ADVISOR


                                    Page 2 of 83

         AND PORTFOLIO MANAGERS                                       XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES                   XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                               XXX
     FINANCIAL HIGHLIGHTS                                             XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
          THE PILLAR FUNDS                                            Back Cover


FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR [VAR:KEYTERMS.DESC].

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund (other than a Money Market Fund) is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

  THE U.S. TREASURY SECURITIES MONEY MARKET FUND, PRIME OBLIGATION MONEY MARKET FUND, AND TAX-EXEMPT MONEY MARKET FUND TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT A MONEY MARKET FUND WILL
                               ACHIEVE THIS GOAL.

U.S. TREASURY SECURITIES MONEY MARKET FUND


FUND SUMMARY
Investment Goal                          Preserve principal value and maintain a high degree
                                         of liquidity while providing current income

Investment Focus                         Money market instruments issued by the U.S. Treasury

Share Price Volatility                   Very low

Principal Investment Strategy            Investing in short-term U.S. dollar-denominated
                                         obligations of the U.S. Treasury and repurchase
                                         agreements

Investor Profile                         Conservative investors who want to receive income
                                         through a liquid investment


INVESTMENT STRATEGY OF THE U.S. TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term U.S. dollar-denominated money market instruments issued by the U.S. Treasury and repurchase agreements that are fully collateralized by U.S. Treasury securities. The Fund will maintain an average dollar weighted maturity of 60 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Advisor's investment selection process seeks to add value through yield analysis and positioning on the yield curve. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the market and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE U.S. TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.
------------------------------------------------------------------------------
PORTFOLIO1: Import Performance bar chart
------------------------------------------------------------------------------


                                        1993                             X.XX
                                        1994                             X.XX
                                        1995                             X.XX
                                        1996                             X.XX
                                        1997                             X.XX
                                        1998                             X.XX

                                    BEST QUARTER                    WORST QUARTER

                                        X.XX                             X.XX
                                       X/X/XX                           X/X/XX


Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.

This table shows the Fund's average annual total returns for the periods ending December 31, 1998.

                                                                                                SINCE
CLASS A SHARES                                      1 YEAR      3 YEARS       5 YEARS         INCEPTION
-------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Money Market Fund           X.XX%       X.XX%         X.XX%            X.XX%*


* Since 4/1/92

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

                                                                                                           CLASS A
                                                                                                           SHARES
------------------------------------------------------------------------------------------------------  --------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)                        None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)                                   None


                               Page 6 of 83



MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS
(AS A PERCENTAGE OF OFFERING PRICE)                                                                         None

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                                          None

EXCHANGE FEE                                                                                                None

MAXIMUM ACCOUNT FEE                                                                                         None
----------------------------------------------------------------------------------------------------------------------


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*


                                                                         CLASS A SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                       .35%
Distribution and Service (12b-1) Fees                                          .25%
Other Expenses                                                                 .XX%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

   U.S. TREASURY SECURITIES MONEY MARKET FUND - CLASS A                 ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
            ------                        -------                      -------                     --------
            $                             $                            $                           $
             -----                         ------                       ------                      -------


PRIME OBLIGATION MONEY MARKET FUND


FUND SUMMARY
Investment Goal                      Preserve principal value and maintain a high degree
                                     of liquidity while providing current income

Investment Focus                     Money market instruments

Share Price Volatility               Very low

Principal Investment Strategy        Investing in a broad range of short-term high
                                     quality U.S. dollar-denominated debt securities

Investor Profile                     Conservative investors who want to receive current
                                     income through a liquid investment


INVESTMENT STRATEGY OF THE PRIME OBLIGATION MONEY MARKET FUND

The Fund invests in a broad range of high quality short-term U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized ratings organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE PRIME OBLIGATION MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

-------------------------------------------------------------------------------
PORTFOLIO2: Import Performance bar chart
-------------------------------------------------------------------------------


                                        1993                             X.XX
                                        1994                             X.XX
                                        1995                             X.XX
                                        1996                             X.XX
                                        1997                             X.XX
                                        1998                             X.XX

                                    BEST QUARTER                    WORST QUARTER

                                        X.XX                             X.XX
                                       X/X/XX                           X/X/XX


Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.


                                                                                                  SINCE
CLASS A SHARES                                        1 YEAR       3 YEARS        5 YEARS       INCEPTION
------------------------------------------------------------------------------------------------------------
Prime Obligation Money Market Fund                     X.XX%        X.XX%          X.XX%           X.XX%*


*   Since 4/1/92


                                                                       SINCE
CLASS B SHARES                                         1 YEAR        INCEPTION
---------------------------------------------------------------------------------
Prime Obligation Money Market Fund                     X.XX%           X.XX%*


*   Since 12/30/97


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.


                                                                                           CLASS A         CLASS B
                                                                                            SHARES         SHARES
----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)         None           None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)*                   None           5.50%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS          None           None
(AS A PERCENTAGE OF OFFERING PRICE)

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                           None           None

EXCHANGE FEE                                                                                 None           None

MAXIMUM ACCOUNT FEE                                                                          None           None
----------------------------------------------------------------------------------------------------------------------


* Class B Shares of the Fund may be obtained only through exchanges.

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*


                                                                             CLASS A                 CLASS B
                                                                             SHARES                   SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                       .35%                      .35%
Distribution and Service (12b-1) Fees                                          .25%                     1.00%
Other Expenses                                                                 .XX%                      .XX%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%                     X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


              PRIME OBLIGATION MONEY MARKET FUND -CLASS A               ____%
              PRIME OBLIGATION MONEY MARKET FUND -CLASS B               ____%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


TAX-EXEMPT MONEY MARKET FUND

SUMMARY
Investment Goal                   Preserve principal value and maintain a high
                                  degree of liquidity while providing current
                                  income that is exempt from Federal income tax

Investment Focus                  Tax-free money market instruments

Share Price Volatility            Very low

Principal Investment Strategy     Investing in a well diversified portfolio of
                                  short-term municipal securities which pay
                                  interest that is exempt from Federal income
                                  taxes

Investor Profile                  Conservative taxable investors who want to
                                  receive current income exempt from Federal
                                  taxes through a liquid investment

INVESTMENT STRATEGY OF THE TAX-EXEMPT MONEY MARKET FUND

The Fund invests substantially all of its assets in a broad range of high quality short-term municipal money market instruments that pay interest that is exempt from Federal income taxes. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio will be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized ratings organizations, or have been determined by the Advisor to be of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the market and future interest rate predictions. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE TAX-EXEMPT MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

--------------------------------------------------------------------------------
 **Portfolio3.  Import Performance bar chart
--------------------------------------------------------------------------------

                      1993                             X.XX
                      1994                             X.XX
                      1995                             X.XX
                      1996                             X.XX
                      1997                             X.XX
                      1998                             X.XX

                  BEST QUARTER                    WORST QUARTER

                      X.XX                             X.XX
                     X/X/XX                           X/X/XX

Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                                                                                           SINCE
CLASS A SHARES                               1 YEAR         3 YEARS       5 YEARS        INCEPTION
--------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                  X.XX%          X.XX%         X.XX%           X.XX%*

*  Since 4/6/92


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

                                                                                                           CLASS A
                                                                                                           SHARES
----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)                        None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)                                   None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS                         None
(AS A PERCENTAGE OF OFFERING PRICE)

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                                          None

EXCHANGE FEE                                                                                                None

MAXIMUM ACCOUNT FEE                                                                                         None
----------------------------------------------------------------------------------------------------------------------

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                                             CLASS A
                                                                             SHARES
--------------------------------------------------------------------------------------------
Investment Advisory Fees                                                       .35%
Distribution and Service (12b-1) Fees                                          .25%
Other Expenses                                                                 .XX%
--------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              TAX-EXEMPT MONEY MARKET FUND -CLASS A                       ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF

FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                 3 YEARS                   5 YEARS                  10 YEARS
            ------                 -------                   -------                  --------
            $____                  $____                     $____                    $____

FIXED INCOME FUND

FUND SUMMARY
Investment Goal                      High level of total return, through current
                                     income and capital appreciation, consistent
                                     with preservation of capital

Investment Focus                     Fixed income securities

Share Price Volatility               Low

Principal Investment Strategy        Investing in fixed income securities issued
                                     by the U.S. government and U.S. corporate
                                     debt obligations

Investor Profile                     Investors who seek a high level of total
                                     return consistent with the preservation of capital

INVESTMENT STRATEGY OF THE FIXED INCOME FUND

The Fund invests primarily in U.S. Treasury and U.S. government agency obligations, including mortgage-backed securities, and U.S. corporate debt securities that are rated in one of the three highest ratings categories. In selecting investments for the Fund, the Advisor performs analysis and research on individual securities available for purchase. The Advisor determines how the Fund's investments will be weighted between the government and corporate sectors. The Advisor may purchase securities with any stated remaining maturity, but under normal circumstances, the Fund will maintain a dollar-weighted average maturity of less than 15 years. The Advisor may vary maturity if it believes interest rates will change in the future.

PRINCIPAL RISKS OF INVESTING IN THE FIXED INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government and corporate fixed income securities, may perform differently than other mutual funds which focus on different fixed income market segments or other asset classes.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

-------------------------------------------------------------------------------
  **Portfolio4.  Import Performance bar chart
-------------------------------------------------------------------------------

                          1993            X.XX
                          1994            X.XX
                          1995            X.XX
                          1996            X.XX
                          1997            X.XX
                          1998            X.XX

                      BEST QUARTER    WORST QUARTER

                         X.XX%            X.XX%
                        (X/X/XX)         (X/X/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.

                                                                                          SINCE
CLASS A SHARES                              1 YEAR         3 YEARS       5 YEARS        INCEPTION
-----------------------------------------------------------------------------------------------------
Fixed Income Fund                            X.XX%          X.XX%         X.XX%           X.XX%*
Lehman Brothers Intermediate
Government/Corporate Bond Index              X.XX%          X.XX%         X.XX%           X.XX%**

*  Since 4/1/92
** Since [calc. date for index]

                                                             SINCE
CLASS B SHARES                              1 YEAR         INCEPTION
------------------------------------------------------------------------
Fixed Income Fund                            X.XX%           X.XX%*
Lehman Brothers Intermediate                 X.XX%           X.XX%**
Government/Corporate Bond Index

*  Since 5/16/97
** Since [calc. date for index]



WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U. S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment grade (BBB) or higher, with maturities of 1 to 10 years.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

                                                                                           CLASS A         CLASS B
                                                                                            SHARES         SHARES
------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*       4.25%           None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)**                  None           5.50%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS          None           None
(AS A PERCENTAGE OF OFFERING PRICE)

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                           None           None

EXCHANGE FEE                                                                                 None           None

MAXIMUM ACCOUNT FEE                                                                          None           None
------------------------------------------------------------------------------------------------------------------

 * This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase. See "Selling Fund Shares."


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                         CLASS A                 CLASS B
                                                         SHARES                   SHARES
------------------------------------------------------------------------------------------
Investment Advisory Fees                                   .60%                      .60%
Distribution and Service (12b-1) Fees                      .25%                     1.00%
Other Expenses                                             .XX%                      .XX%
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      X.XX%                     X.XX%



*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

                        FIXED INCOME FUND-CLASS A ____%
                        FIXED INCOME FUND-CLASS B ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                ------              -------              -------             --------
Class A Shares                   $____               $____                $____                $____
Class B Shares                   $____               $____                $____                $____

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                ------              -------              -------             --------
Class A Shares                   $____               $____                $____                $____
Class B Shares                   $____               $____                $____                $____

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

FUND SUMMARY
Investment Goal                       Preserve principal value and maintain a
                                      high degree of liquidity while providing
                                      current income

Investment Focus                      Intermediate-term fixed income obligations
                                      of the U.S. Treasury and U.S. government
                                      agencies

Share Price Volatility                Low

Principal Investment Strategy         Investing in a portfolio of U.S. Treasury
                                      obligations and U.S. government agency
                                      obligations to attempt to maximize return
                                      while limiting risk

Investor Profile                      Conservative investors who want to receive
                                      income through a liquid investment


INVESTMENT STRATEGY OF THE INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

The Fund attempts to invest fully in fixed income obligations issued by the U.S. Treasury and U.S. government agencies. In selecting investments for the Fund, the Advisor analyzes current market conditions and anticipated changes in bond prices to attempt to obtain the highest possible yield with the least amount of risk. The Advisor attempts to invest the Fund's assets approximately 66% in U.S. Treasury obligations and 33% in U.S. government agency obligations. The Advisor actively manages the maturity of the Fund's portfolio and purchases securities which will mature in three to ten years. Under normal circumstances, the Advisor anticipates that the Fund's dollar-weighted average maturity will be approximately three years; however, the Advisor may vary this average maturity substantially in anticipation of a change in the interest rate environment.

PRINCIPAL RISKS OF INVESTING IN THE INTERMEDIATE-TERM GOVERNMENT SECURITIES
FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund is also subject to the risk that its investment approach, which focuses on U.S. government fixed income securities, may perform differently than mutual funds which focus on different fixed income market segments or other asset classes.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

-------------------------------------------------------------------------------
**Portfolio5:  Import Perfermance bar chart
-------------------------------------------------------------------------------

                                    1993             X.XX
                                    1994             X.XX
                                    1995             X.XX
                                    1996             X.XX
                                    1997             X.XX
                                    1998             X.XX

                            BEST QUARTER             WORST QUARTER

                               X.XX%                    X.XX%
                              (X/X/XX)                (X/X/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX.

                                                                                          SINCE
CLASS A SHARES                              1 YEAR         3 YEARS       5 YEARS        INCEPTION
-------------------------------------------------------------------------------------------------
Intermediate-Term Government                 X.XX%          X.XX%         X.XX%         X.XX%*
Securities Fund
Lehman Brothers Intermediate                 X.XX%          X.XX%         X.XX%         X.XX%**
Government Bond Index

*  Since 4/1/92
** Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Intermediate Government Bond Index is a widely-recognized index of U.S. Treasury securities, U.S. government agency obligations and corporate debt securities backed by the U.S. government with maturities of 1 to 10 years.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

                                                                                                           CLASS A
                                                                                                           SHARES
--------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*                       4.00%

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)                                   None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS                         None
(AS A PERCENTAGE OF OFFERING PRICE)

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                                          None

EXCHANGE FEE                                                                                                None

MAXIMUM ACCOUNT FEE                                                                                         None
--------------------------------------------------------------------------------------- --------------- --------------
  *  This sales charge varies depending upon how much you invest.  See "Purchasing Fund Shares."

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                                             CLASS A
                                                                             SHARES
-------------------------------------------------------------------------------------------
Investment Advisory Fees                                                       .60%
Distribution and Service (12b-1) Fees                                          .25%
Other Expenses                                                                 .XX%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL

OPERATING EXPENSES ARE AS FOLLOWS:

        INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND -CLASS A ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR " AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR              3 YEARS              5 YEARS                10 YEARS
        ------              -------              -------                --------
         $----                $----                $----                  $----

NEW JERSEY MUNICIPAL SECURITIES FUND


FUND SUMMARY
Investment Goal                         Current income exempt from both Federal
                                        and New Jersey state income tax,
                                        consistent with preservation of capital

Investment Focus                        Tax-free New Jersey municipal securities

Share Price Volatility                  Medium

Principal Investment Strategy           Invests in municipal obligations which
                                        pay interest that is exempt from both
                                        Federal and New Jersey state income tax

Investor Profile                        Conservative taxable investors who want
                                        to receive current income exempt from
                                        federal and New Jersey state income tax
                                        and are willing to bear the risk of
                                        investing in a portfolio of securities
                                        affected by changes in economic
                                        conditions and governmental policies
                                        within New Jersey

INVESTMENT STRATEGY OF THE NEW JERSEY MUNICIPAL SECURITIES FUND

The Fund invests substantially all of its assets in municipal securities that generate income exempt from Federal and New Jersey state income taxes. These securities include securities of municipal issuers located in New Jersey, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund will invest most of its assets in securities that are not subject to federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Fund's Advisor will purchase municipal securities rated in one of the top three ratings categories and attempt to maintain an average weighted portfolio maturity of less than 15 years. In selecting securities for the Fund, the Advisor will consider each security's yield and total return potential relative to other available municipal securities.

PRINCIPAL RISKS OF INVESTING IN THE NEW JERSEY MUNICIPAL SECURITIES FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in New Jersey subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors which adversely affect issuers of New Jersey obligations than a mutual fund which does not have as great a concentration in New Jersey municipal obligations.

The Fund is also subject to the risk that its market segment, New Jersey municipal debt securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

------------------------------------------------------------------------------
**Portfolio6: Import Performance bar chart
------------------------------------------------------------------------------

                                    1993        X.XX
                                    1994        X.XX
                                    1995        X.XX
                                    1996        X.XX
                                    1997        X.XX
                                    1998        X.XX

                              BEST QUARTER   WORST QUARTER

                                 X.XX%             X.XX%
                               (X/X/XX)           (X/X/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX.

                                                                                             SINCE
   CLASS A SHARES                              1 YEAR         3 YEARS       5 YEARS        INCEPTION
   ---------------------------------------- -------------- -------------- ------------- ----------------
   New Jersey Municipal Securities Fund         X.XX%          X.XX%         X.XX%         X.XX%*
   Lehman Brothers 5-Year Municipal Bond
   Index                                        X.XX%          X.XX%         X.XX%         X.XX%**

   *   Since 5/4/92
   **  Since [calc. date for index]


WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

                                                                                                         CLASS A
                                                                                                         SHARES
------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*                     3.00%

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)                                 None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS
(AS A PERCENTAGE OF OFFERING PRICE)                                                                       None

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                                        None

EXCHANGE FEE                                                                                              None

MAXIMUM ACCOUNT FEE                                                                                       None
------------------------------------------------------------------------------------------------------------------

  * This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*


                                                                             CLASS A
                                                                             SHARES
-------------------------------------------------------------------------------------------
Investment Advisory Fees                                                       .60%
Distribution and Service (12b-1) Fees                                          .25%
Other Expenses                                                                 .XX%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              NEW JERSEY MUNICIPAL SECURITIES FUND -CLASS A     %
                                                            ----

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
            ------                        -------                      -------                     --------
            $----                          $----                        $----                       $----


PENNSYLVANIA MUNICIPAL SECURITIES FUND

FUND SUMMARY

Investment Goal                         Current income exempt from both Federal
                                        and Pennsylvania state income tax,
                                        consistent with preservation of capital

Investment Focus                        Tax-free Pennsylvania municipal securities

Share Price Volatility                  Medium

Principal Investment Strategy           Invests in municipal obligations which
                                        pay interest that is exempt from both
                                        Federal and Pennsylvania state income tax

Investor Profile                        Conservative taxable investors who want
                                        to receive current income exempt from
                                        Federal and Pennsylvania state income
                                        tax and are willing to bear the risk of
                                        investing in a portfolio of securities
                                        affected by changes in economic
                                        conditions and governmental
                                        policies within Pennsylvania


INVESTMENT STRATEGY OF THE PENNSYLVANIA MUNICIPAL SECURITIES FUND

The Fund invests substantially all of its assets in municipal securities that generate income exempt from Federal and Pennsylvania state income taxes. These securities include securities of municipal issuers located in Pennsylvania, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund will invest most of its assets in securities that are not subject to federal taxes, including the alternative minimum tax, but it can purchase a limited amount of taxable securities. The Fund's Advisor will purchase municipal securities rated in one of the top three ratings categories and attempt to maintain an average weighted portfolio maturity of less than 15 years. In selecting securities for the Fund, the Advisor will consider each security's yield and total return potential relative to other available municipal securities.


PRINCIPAL RISKS OF INVESTING IN THE PENNSYLVANIA MUNICIPAL SECURITIES FUND


The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in Pennsylvania subjects the Fund to economic conditions and government policies within that state. As a result, the Fund will be more susceptible to factors which adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania municipal obligations.

The Fund is also subject to the risk that its market segment, Pennsylvania municipal debt securities, may underperform other fixed income market segments or the fixed income markets as a whole.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

-------------------------------------------------------------------------------
**Portfolio7: Import Performance bar chart
-------------------------------------------------------------------------------


                                    1994        X.XX
                                    1995        X.XX
                                    1996        X.XX
                                    1997        X.XX
                                    1998        X.XX

                           BEST QUARTER        WORST QUARTER

                             X.XX%                   X.XX%
                            (X/X/XX)               (X/X/XX)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX.

                                                                                             SINCE
   CLASS A SHARES                              1 YEAR         3 YEARS       5 YEARS        INCEPTION
   ---------------------------------------- -------------- -------------- ------------- ----------------
   Pennsylvania Municipal Securities Fund       X.XX%          X.XX%         X.XX%         X.XX%*
   Lehman Brothers 5-Year Municipal Bond
   Index                                        X.XX%          X.XX%         X.XX%         X.XX%**


   *   Since 5/13/93
   **  Since [calc. date for index]



WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years.


FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

                                                                                                           CLASS A
                                                                                                           SHARES
--------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*                       3.00%

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)                                   None

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS
(AS A PERCENTAGE OF OFFERING PRICE)                                                                         None

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                                          None

EXCHANGE FEE                                                                                                None

MAXIMUM ACCOUNT FEE                                                                                         None
--------------------------------------------------------------------------------------- --------------- --------------
  *  This sales charge varies depending upon how much you invest.  See "Purchasing Fund Shares."

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                                             CLASS A
                                                                             SHARES
-------------------------------------------------------------------------------------------
Investment Advisory Fees                                                       .60%
Distribution and Service (12b-1) Fees                                          .25%
Other Expenses                                                                 .XX%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              PENNSYLVANIA MUNICIPAL SECURITIES FUND -CLASS A             ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR             3 YEARS              5 YEARS              10 YEARS
          ------             -------              -------              --------
          $----              $----                $----                $----

HIGH YIELD BOND FUND

FUND SUMMARY
Investment Goal                         Maximize total return

Investment Focus                        High-yield fixed income securities

Share Price Volatility                  High

Principal Investment Strategy           Investing the Fund's assets in another
                                        mutual fund with an identical investment
                                        objective

Investor Profile                        Investors who want the potential for
                                        high total return and who can tolerate
                                        the high risk of share
                                        price volatility

INVESTMENT STRATEGY OF THE HIGH YIELD BOND FUND

The Fund pursues its investment objective through what is sometimes called a "master-feeder" arrangement. The Fund invests substantially all of its assets in the SEI Institutional Managed Trust (SIMT) High Yield Bond Fund. As a result, the Fund has an indirect interest in all the securities owned by the SIMT Fund and the Fund's investment results will be the same as those of the SIMT Fund, adjusted for the Fund's expenses.

The SIMT Fund invests directly in a portfolio of fixed income securities rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations. The SIMT Fund's advisor chooses securities that offer a high current yield as well as total return potential. The SIMT Fund's securities are diversified as to issuers and industries. The SIMT Fund's average weighted maturity may vary, and will generally not exceed ten years, and there is no limit on the maturity or on the credit quality of any security.


PRINCIPAL RISKS OF INVESTING IN THE HIGH YIELD BOND FUND


The prices of the SIMT Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the SIMT Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The Fund is also subject to the risk that its market segment, junk bonds, may underperform other fixed income market segments or the fixed income markets as a whole. In addition, because the Fund invests indirectly in junk bonds through another mutual fund, the Fund's investment returns depend on the performance of the SIMT Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

-------------------------------------------------------------------------------
** PORTFOLIO8: Import Performance bar chart
-------------------------------------------------------------------------------


                                    1996        X.XX
                                    1997        X.XX
                                    1998        X.XX

                           BEST QUARTER        WORST QUARTER

                            X.XX%                    X.XX%
                           (X/X/XX)                (X/X/XX)


The performance for the periods prior to 9/1/98 represents the performance of the SIMT Fund adjusted for the expenses of the Fund.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE CS FIRST BOSTON HI YIELD INDEX.

                                                                            SINCE
CLASS A SHARES                               1 YEAR         3 YEARS        INCEPTION
--------------------------------------------------------------------------------------
High Yield Bond Fund                          X.XX%          X.XX%         X.XX%*
CS First Boston Hi Yield Index                X.XX%          X.XX%         X.XX%**


*   Since 1/11/95
**  Since [calc. date for index]

                                                                           SINCE
CLASS B SHARES                               1 YEAR        3 YEARS       INCEPTION
--------------------------------------------------------------------------------------
High Yield Bond Fund                         X.XX%          X.XX%          X.XX%*
CS First Boston Hi Yield Index               X.XX%          X.XX%          X.XX%**


*   Since 1/11/95
**  Since [calc. date for index]

WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The CS First Boston High Yield Index is a widely recognized index of bonds rated below investment grade.


FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

                                                                                           CLASS A         CLASS B
                                                                                            SHARES         SHARES
--------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*       4.25%           None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)**                  None           5.50%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS
(AS A PERCENTAGE OF OFFERING PRICE)                                                          None           None

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                           None           None

EXCHANGE FEE                                                                                 None           None

MAXIMUM ACCOUNT FEE                                                                          None           None
--------------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase. See "Selling Fund Shares."

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND. THIS TABLE INCLUDES FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE SIMT FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                                             CLASS A                 CLASS B
                                                                             SHARES                   SHARES
--------------------------------------------------------------------------------------------------------------------


                                 Page 34 of 83


Investment Advisory Fees                                                      1.09%                     1.09%
Distribution and Service (12b-1) Fees                                          .50%                     1.25%
Other Expenses                                                                 .XX%                      .XX%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%                     X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND DISTRIBUTOR ARE WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              HIGH YIELD BOND FUND -CLASS A                   ____%
              HIGH YIELD BOND FUND -CLASS B                   ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


EQUITY GROWTH FUND

FUND SUMMARY
Investment Goal                         Long-term growth of capital

Investment Focus                        Large capitalization U.S. common stocks

Share Price Volatility                  Medium

Principal Investment Strategy           Investing in a diversified portfolio of
                                        common stocks of established U.S.
                                        companies that
                                        demonstrate long-term earnings growth

Investor Profile                        Investors who seek growth of capital and
                                        are willing to bear the risk of
                                        investing in equity
                                        securities


INVESTMENT STRATEGY OF THE EQUITY GROWTH FUND

The Fund invests primarily in common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). In selecting investments for the Fund, the Advisor attempts to invest in a broad range of companies that it expects will demonstrate greater long-term earnings growth than the average company included in the Standard & Poor's 500 Composite Index.


PRINCIPAL RISKS OF INVESTING IN THE EQUITY GROWTH FUND


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that its market segment, large capitalization growth equity securities, may underperform other equity market segments or the equity markets as a whole.



Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses.



This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

------------------------------------------------------------------------------
Portfolio 9: Import Performance bar chart
------------------------------------------------------------------------------


                         1998                   X.XX
                     BEST QUARTER           WORST QUARTER

                         X.XX%                  X.XX%
                       (X/X/XX)                (X/X/XX)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 INDEX.


                                                             SINCE
CLASS A SHARES                               1 YEAR         INCEPTION
------------------------------------------------------------------------
Equity Growth Fund                            X.XX%           X.XX%*
S&P 500 Index                                 X.XX%           X.XX%**

*   Since 2/3/97
**  Since [calc. date for index]

                                                              SINCE
CLASS B SHARES                               1 YEAR         INCEPTION
------------------------------------------------------------------------
Equity Growth Fund                            X.XX%           X.XX%*
S&P 500 Index                                 X.XX%           X.XX%**

*   Since 5/21/97
**  Since [calc. date for index]


WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

                                                                                           CLASS A         CLASS B
                                                                                            SHARES         SHARES
----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*       5.50%           None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)**                  None           5.50%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS
(AS A PERCENTAGE OF OFFERING PRICE)                                                          None           None

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                           None           None

EXCHANGE FEE                                                                                 None           None

MAXIMUM ACCOUNT FEE                                                                          None           None
----------------------------------------------------------------------------------------------------------------------


 * This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase. See "Selling Fund Shares."


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                                             CLASS A                 CLASS B
                                                                             SHARES                   SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                       .75%                      .75%
Distribution and Service (12b-1) Fees                                          .25%                     1.00%
Other Expenses                                                                 .XX%                      .XX%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%                     X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


    EQUITY GROWTH FUND -CLASS A                                          ____%
    EQUITY GROWTH FUND -CLASS B                                          ____%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


EQUITY VALUE FUND

FUND SUMMARY
Investment Goal                         Growth of capital and income

Investment Focus                        Large capitalization U.S. common stocks
                                        which pay dividends

Share Price Volatility                  Medium

Principal Investment Strategy           Investing in stocks which have an
                                        above-average dividend yield relative to
                                        the Standard & Poor's 500 Composite
                                        Index (S&P 500) and are undervalued
                                        by the market

Investor Profile                        Investors who want growth of capital and
                                        income who can tolerate some share price
                                        volatility

INVESTMENT STRATEGY OF THE EQUITY VALUE FUND

The Fund invests primarily in common stocks of established U.S. companies with large market capitalizations (in excess of $5 billion). In selecting investments for the Fund, the Advisor seeks to develop a broadly diversified equity portfolio with projected total returns for the individual selections that are superior to the S&P 500.


PRINCIPAL RISKS OF INVESTING IN THE EQUITY VALUE FUND


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its market segment, large capitalization value equity securities, may underperform other equity market segments or the equity markets as a whole.


Performance Information


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

-------------------------------------------------------------------------------
**Portfolio10:  Import Performance bar chart
-------------------------------------------------------------------------------

                                 1993        X.XX
                                 1994        X.XX
                                 1995        X.XX
                                 1996        X.XX
                                 1997        X.XX
                                 1998        X.XX

                         BEST QUARTER        WORST QUARTER

                          X.XX%                    X.XX%
                         (X/X/XX)                (X/X/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 INDEX.

                                                                                       SINCE
CLASS A SHARES                               1 YEAR         3 YEARS       5 YEARS     INCEPTION
-------------------------------------------------------------------------------------------------
Equity Value Fund                             X.XX%          X.XX%         X.XX%         X.XX%*
S&P 500 Index                                 X.XX%          X.XX%         X.XX%         X.XX%**

*   Since 4/1/92
**  Since [calc. date for index]


                                                             SINCE
CLASS B SHARES                               1 YEAR         INCEPTION
------------------------------------------------------------------------
Equity Value Fund                             X.XX%          X.XX%*
S&P 500 Index                                 X.XX%          X.XX%**

*   Since 5/12/97
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

                                                                                           CLASS A         CLASS B
                                                                                            SHARES         SHARES
--------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*       5.50%           None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)**                  None           5.50%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS
(AS A PERCENTAGE OF OFFERING PRICE)                                                          None           None

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                           None           None

EXCHANGE FEE                                                                                 None           None

MAXIMUM ACCOUNT FEE                                                                          None           None
--------------------------------------------------------------------------------------------------------------------

 * This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase. See "Selling Fund Shares."


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                                             CLASS A                 CLASS B
                                                                             SHARES                   SHARES
--------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                       .75%                      .75%
Distribution and Service (12b-1) Fees                                          .25%                     1.00%
Other Expenses                                                                 .XX%                      .XX%
--------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%                     X.XX%

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              EQUITY VALUE FUND -CLASS A                         ____%

              EQUITY VALUE FUND -CLASS B                         ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                             1 YEAR            3 YEARS            5 YEARS           10 YEARS
                             ------            -------            -------           --------
Class A Shares                $____             $____              $____              $____
Class B Shares                $____             $____              $____              $____

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                             1 YEAR            3 YEARS            5 YEARS           10 YEARS
                             ------            -------            -------           --------
Class A Shares                $____             $____              $____              $____
Class B Shares                $____             $____              $____              $____

EQUITY INCOME FUND

FUND SUMMARY
Investment Goal                         Growth of capital consistent with an
                                        emphasis on current income

Investment Focus                        Dividend-paying U.S. stocks

Share Price Volatility                  Medium

Principal Investment Strategy           Investing in stocks which have an
                                        above-average dividend yield relative to
                                        the Standard & Poor's
                                        500 Composite Index (S&P 500)

Investor Profile                        Investors who want growth of capital and
                                        income and who can tolerate moderate
                                        share price volatility



INVESTMENT STRATEGY OF THE EQUITY INCOME FUND

The Fund invests primarily in common stocks and other equity securities of established U.S. companies with large market capitalizations (in excess of $5 billion). The Fund invests in companies operating in a broad range of industries based on their prospects for both continued earnings and dividends growth. In selecting investments for the Fund, the Advisor attempts to choose stocks of companies with a dividend yield that is higher than the average company in the S&P 500 in order to maintain an overall Fund yield that is higher than the average yield of the stocks in the S&P 500.


PRINCIPAL RISKS OF INVESTING IN THE EQUITY INCOME FUND


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that its market segment, large capitalization equity income securities, may underperform other equity market segments or the equity markets as a whole.

Performance Information


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

------------------------------------------------------------------------------
**Portfolio11: Import Performance bar chart
------------------------------------------------------------------------------


                                    1993        X.XX
                                    1994        X.XX
                                    1995        X.XX
                                    1996        X.XX
                                    1997        X.XX
                                    1998        X.XX

                           BEST QUARTER        WORST QUARTER

                             X.XX%                   X.XX%
                           (X/X/XX)                 (X/X/XX)


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE DOW JONES EQUITY MARKET INDEX.

                                                                                           SINCE
CLASS A SHARES                               1 YEAR         3 YEARS       5 YEARS        INCEPTION
-----------------------------------------------------------------------------------------------------
Equity Income Fund                            X.XX%          X.XX%         X.XX%         X.XX%*
Dow Jones Equity Market Index                 X.XX%          X.XX%         X.XX%         X.XX%**


*   Since 4/1/92
**  Since [calc. date for index]


                                                              SINCE
CLASS B SHARES                               1 YEAR         INCEPTION
------------------------------------------------------------------------
Equity Income Fund                            X.XX%         X.XX%*
Dow Jones Equity Market Index                 X.XX%         X.XX%**


*   Since 5/8/97
**  Since [calc. date for index]

WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Dow Jones Equity Market Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of about 700 stocks traded on the NYSE, AMEX and Nasdaq.


FUND FEES AND EXPENSES



THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.


                                                                                           CLASS A         CLASS B
                                                                                            SHARES         SHARES
----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*       5.50%           None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)**                  None           5.50%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS
(AS A PERCENTAGE OF OFFERING PRICE)                                                          None           None

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                           None           None

EXCHANGE FEE                                                                                 None           None

MAXIMUM ACCOUNT FEE                                                                          None           None
----------------------------------------------------------------------------------------------------------------------


  * This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
 ** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase. See "Selling Fund Shares."

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*


                                                                             CLASS A                 CLASS B
                                                                             SHARES                   SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                       .75%                      .75%
Distribution and Service (12b-1) Fees                                          .25%                     1.00%
Other Expenses                                                                 .XX%                      .XX%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%                     X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR

WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS
FOLLOWS:


   EQUITY INCOME FUND -CLASS A                                          ____%
   EQUITY INCOME FUND -CLASS B                                          ____%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


EQUITY INDEX FUND

FUND SUMMARY
Investment Goal                         Investment results that correspond to
                                        the Standard & Poor's 500 Composite
                                        Index (S&P 500)

Investment Focus                        Large capitalization U.S. common stocks

Share Price Volatility                  Medium

Principal Investment Strategy           Investing the Fund's assets in another
                                        mutual fund with an identical investment
                                        objective

Investor Profile                        Investors who want growth of capital
                                        and who can tolerate some share price
                                        volatility


INVESTMENT STRATEGY OF THE EQUITY INDEX FUND


The Fund pursues its investment objective through what is sometimes called a "master-feeder" arrangement. The Fund invests substantially all of its assets in the SEI Index Funds (SIF) S&P 500 Index Fund, a separate mutual fund with the same investment objective. As a result, the Fund has an indirect interest in all of the securities owned by the SIF Fund and the Fund's investment results will be the same as those of the SIF Fund, adjusted for the Fund's expenses.


The SIF Fund invests exclusively in securities listed in the S&P 500, which is comprised of 500 selected common stocks. The SIF Fund's ability to duplicate the performance of the S&P 500 will depend to some extent on the size and timing of cash flows in to and out of the Fund, as well as on the level of the Fund's expenses. The SIF Fund's advisor makes no attempt to "manage" the Fund in the traditional sense (i.e., by using economic, financial or market analyses). However, the SIF Fund's advisor may sell an investment if, in the judgment of the advisor, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.



PRINCIPAL RISKS OF INVESTING IN THE EQUITY INDEX FUND


Since it purchases equity securities, the SIF Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the SIF Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the SIF Fund.

The SIF Fund may not be able to match the performance of the S&P 500.


The Fund is also subject to the risk that its investment approach, which attempts to duplicate the performance of the S&P 500, may perform differently than other mutual funds which focus on particular equity market segments or invest in other asset classes. In addition, because the Fund indirectly attempts to match the performance of the S&P 500 through investing in another mutual fund, the Fund's investment returns depend on the performance of the SIF Fund.


Performance Information


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The performance of Class A and Class B Shares will differ due to differences in expenses.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

-----------------------------------------------------------------------------
**PORTFOLIO12: Import Performance bar chart
-----------------------------------------------------------------------------


                                    1989         X.XX
                                    1990         X.XX
                                    1991         X.XX
                                    1992         X.XX
                                    1993         X.XX
                                    1994         X.XX
                                    1995         X.XX
                                    1996         X.XX
                                    1997         X.XX
                                    1998         X.XX

                            BEST QUARTER         WORST QUARTER

                              X.XX%                  X.XX%
                            (X/X/XX)                (X/X/XX)


The performance for the periods prior to 9/1/98 represents the performance of the SIF Fund adjusted for the expenses of the Fund.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE S&P 500 INDEX.

                                                                                                           SINCE
CLASS A SHARES                               1 YEAR         3 YEARS       5 YEARS        10 YEARS         INCEPTION
----------------------------------------------------------------------------------------------------------------------
Equity Index Fund                             X.XX%          X.XX%         X.XX%           X.XX%          X.XX%*
S&P 500 Index                                 X.XX%          X.XX%         X.XX%           X.XX%          X.XX%**


*   Since 8/1/85
**  Since [calc. date for index]

                                                                                                           SINCE
CLASS B SHARES                               1 YEAR         3 YEARS       5 YEARS        10 YEARS         INCEPTION
----------------------------------------------------------------------------------------------------------------------
Equity Index Fund                             X.XX%          X.XX%         X.XX%           X.XX%          X.XX%*
S&P 500 Index                                 X.XX%          X.XX%         X.XX%           X.XX%          X.XX%**
*   Since 8/1/85
**  Since [calc. date for index]



WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

FUND FEES AND EXPENSES



THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

                                                                                           CLASS A         CLASS B
                                                                                            SHARES         SHARES
----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*       5.50%           None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)**                  None          5.50%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS
(AS A PERCENTAGE OF OFFERING PRICE)                                                          None           None

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                           None           None

EXCHANGE FEE                                                                                 None           None

MAXIMUM ACCOUNT FEE                                                                          None           None
----------------------------------------------------------------------------------------------------------------------


  * This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
 ** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase. See "Selling Fund Shares."

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND. THE TABLE INCLUDES FEES PAID BY THE FUND AND ITS SHARE OF THE FEES OF THE SIF FUND.



ANNUAL FUND OPERATING EXPENSES*

                                                                             CLASS A                 CLASS B
                                                                             SHARES                   SHARES
----------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                       .78%                      .78%
Distribution and Service (12b-1) Fees                                          .25%                     1.00%
Other Expenses                                                                 .XX%                      .XX%
----------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%                     X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


  EQUITY INDEX FUND -CLASS A                                           ____%
  EQUITY INDEX FUND -CLASS B                                           ____%


FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


INTERNATIONAL EQUITY FUND

FUND SUMMARY
Investment Goal                         Long-term capital appreciation

Investment Focus                        Common stocks of medium to large sized
                                        companies in Europe and the Pacific
                                        Basin

Share Price Volatility                  High

Principal Investment Strategy           Investing in a diversified portfolio of
                                        common stocks of companies that have a
                                        history of consistent growth and little
                                        or no debt

Investor Profile                        Investors who want capital appreciation,
                                        who are willing to accept the risks of
                                        international investing and who want to
                                        diversify their investments by investing
                                        overseas


INVESTMENT STRATEGY OF THE INTERNATIONAL EQUITY FUND

The Fund invests primarily in common stocks of medium to large capitalization companies (in excess of $500 million) located in Europe and the Pacific Basin. The Advisor has engaged Vontobel USA Inc. as sub-advisor (Sub-Advisor) to manage the Fund on a day-to-day basis. The Fund focuses on companies that have a history of consistent growth in cash flow, sales, operating profits, returns on equity and returns on invested capital, and little or no debt. The Fund is well diversified among industry sectors and has a low turnover ratio, generally holding its core positions for at least two years.


PRINCIPAL RISKS OF INVESTING IN THE INTERNATIONAL EQUITY FUND


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that its investment approach, which focuses on international equity securities, may underperform other mutual funds which invest in domestic equity market segments or the equity markets as a whole.


PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

------------------------------------------------------------------------------
**Portfolio13: Import Performance bar chart
------------------------------------------------------------------------------


                                  1996          X.XX
                                  1997          X.XX
                                  1998          X.XX

                           BEST QUARTER        WORST QUARTER

                              X.XX%                X.XX%
                            (X/X/XX)              (X/X/XX)


The performance for the periods prior to 9/1/98 represent the performance of the Fund's previous Sub-Advisor.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE MORGAN STANLEY EAFE INDEX.


                                                                             SINCE
CLASS A SHARES                               1 YEAR         3 YEARS        INCEPTION
----------------------------------------- -------------- -------------- ---------------
International Equity Fund                     X.XX%          X.XX%         X.XX%*
Morgan Stanley EAFE Index                     X.XX%          X.XX%         X.XX%**


*   Since 5/4/95
**  Since [calc. date for index]


                                                              SINCE
CLASS B SHARES                               1 YEAR         INCEPTION
----------------------------------------- -------------- ---------------
International Equity Fund                     X.XX%         X.XX%*
Morgan Stanley EAFE Index                     X.XX%         X.XX%**


*   Since 5/7/97
**  Since [calc. date for index]






WHAT IS AN INDEX?
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australia and the Far East.


FUND FEES AND EXPENSES


THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.


                                                                                           CLASS A         CLASS B
                                                                                            SHARES         SHARES
--------------------------------------------------------------------------------------- --------------- --------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*       5.50%           None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)**                  None           5.50%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS
(AS A PERCENTAGE OF OFFERING PRICE)                                                          None           None

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                           None           None

EXCHANGE FEE                                                                                 None           None

MAXIMUM ACCOUNT FEE                                                                          None           None
--------------------------------------------------------------------------------------- --------------- --------------


 * This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase. See "Selling Fund Shares."


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*


                                                                             CLASS A                 CLASS B
                                                                             SHARES                   SHARES
--------------------------------------------------------------------- ---------------------- -------------------------
Investment Advisory Fees                                                      1.00%                     1.00%
Distribution and Service (12b-1) Fees                                          .25%                     1.00%
Other Expenses                                                                 .XX%                      .XX%
--------------------------------------------------------------------- ---------------------- -------------------------
Total Annual Fund Operating Expenses                                          X.XX%                     X.XX%


*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND SUB-ADVISOR ARE WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR OR SUB-ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              INTERNATIONAL EQUITY FUND -CLASS A                      ____%
              INTERNATIONAL EQUITY FUND -CLASS B                      ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


BALANCED FUND

FUND SUMMARY
Investment Goal                         Growth of capital consistent with
                                        current income

Investment Focus                        Common stocks and fixed income
                                        securities

Share Price Volatility                  Medium

Principal Investment Strategy           Investing in a blended portfolio of
                                        equity and fixed income securities
                                        designed to help maximize the Fund's
                                        total return in both up and down markets

Investor Profile                        Investors who want total return, but who
                                        are unwilling to tolerate the price
                                        volatility of a fund that invests solely
                                        in equity securities

INVESTMENT STRATEGY OF THE BALANCED FUND

The Fund invests primarily in a blended portfolio of U.S. common stocks and fixed income securities rated in one of the top three ratings categories. In selecting investments for the Fund, the Advisor purchases common stocks, as well as fixed income securities issued by the U.S. government and its agencies and instrumentalities and by U.S. corporations. The Advisor attempts to maintain a portfolio which maximizes total return in all markets. The Advisor will manage the Fund to attempt to minimize share price declines by reallocating assets from equity investments to fixed income investments.


PRINCIPAL RISKS OF INVESTING IN THE BALANCED FUND


Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Advisor's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities a during period of stock market appreciation may result in lower total return. In fact, since the Fund will always have a portion of its assets invested in fixed income securities, it may not perform as well during periods of stock market appreciation as funds that invest only in stocks.


The Fund is also subject to the risk that its investment approach, which blends equity and fixed income investments, may perform differently than other mutual funds which focus on a particular market segment or other asset classes.



PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance of Class A and Class B Shares will differ due to differences in expenses.


This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.


-------------------------------------------------------------------------------
**PORTFOLIO14: Import Performance bar chart
-------------------------------------------------------------------------------

                                    1993              X.XX
                                    1994              X.XX
                                    1995              X.XX
                                    1996              X.XX
                                    1997              X.XX
                                    1998              X.XX

                              BEST QUARTER     WORST QUARTER
                                   X.XX%              X.XX%
                                 (X/X/XX)           (X/X/XX)

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO

THOSE OF THE S&P 500 INDEX, THE LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE INDEX AND A 50/50 BLEND OF THOSE TWO INDICES.

                                                                                                SINCE
   CLASS A SHARES                              1 YEAR         3 YEARS       5 YEARS           INCEPTION
   ---------------------------------------- -------------- -------------- ------------- -----------------------
   Balanced Fund                                X.XX%          X.XX%         X.XX%               X.XX%*
   S&P 500 Index                                X.XX%          X.XX%         X.XX%               X.XX%**
   Lehman Brothers Intermediate
   Government/Corporate Index                   X.XX%          X.XX%         X.XX%               X.XX%***

   *  Since 4/1/92
   ** Since [calc. date for index]
   ***Since [calc. date for index]




                                                                SINCE
   CLASS B SHARES                              1 YEAR         INCEPTION
   ---------------------------------------- -------------- ----------------
   Balanced Fund                                X.XX%           X.XX%*
   S&P 500 Index                                X.XX%           X.XX%**
   Lehman Brothers Intermediate                 X.XX%           X.XX%***
   Government/Corporate Index

   *  Since 5/8/97
   ** Since [calc. date for index]
   ***Since [calc. date for index]




WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of 500 stocks designed to mimic the overall equity market's industry weightings.

The Lehman Brothers Intermediate Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U. S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the index are rated investment grade (BBB) or higher, with maturities of 1 to 10 years.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU PURCHASE OR SELL FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.


                                                                                           CLASS A        CLASS B
                                                                                           SHARES         SHARES
--------------------------------------------------------------------------------------- --------------- --------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (AS A PERCENTAGE OF OFFERING PRICE)*       5.50%           None

MAXIMUM DEFERRED SALES CHARGE (LOAD) (AS A PERCENTAGE OF NET ASSET VALUE)**                  None          5.50%

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS AND OTHER DISTRIBUTIONS
(AS A PERCENTAGE OF OFFERING PRICE)                                                          None           None

REDEMPTION FEE (AS A PERCENTAGE OF AMOUNT REDEEMED, IF APPLICABLE)                           None           None

EXCHANGE FEE                                                                                 None           None

MAXIMUM ACCOUNT FEE                                                                          None           None
--------------------------------------------------------------------------------------- --------------- --------------

  * This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
 ** This sales charge is imposed if you sell Class B Shares within 1 year of your purchase. See "Selling Fund Shares."



EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*


                                                                            CLASS A                 CLASS B
                                                                             SHARES                   SHARES
--------------------------------------------------------------------- ---------------------- -------------------------
Investment Advisory Fees                                                       .75%                      .75%
Distribution and Service (12b-1) Fees                                          .25%                     1.00%
Other Expenses                                                                 .XX%                      .XX%
--------------------------------------------------------------------- ---------------------- -------------------------
Total Annual Fund Operating Expenses                                          X.XX%                     X.XX%

*THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:


              BALANCED FUND -CLASS A                        ____%
              BALANCED FUND -CLASS B                        ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:



                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:


                                          1 YEAR              3 YEARS              5 YEARS             10 YEARS
                                          ------              -------              -------             --------
Class A Shares                             $____               $____                $____                $____
Class B Shares                             $____               $____                $____                $____

MORE INFORMATION ABOUT RISK


                                                                                          Equity and Balanced Funds
EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.  Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or
convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate.  An investment in a portfolio of equity securities may be more
suitable for long-term investors who can bear the risk of these share price fluctuations.



                                                                                          Fixed Income Funds
FIXED INCOME RISK - The market value of fixed income investments
change in response to interest rate changes and other factors.                            Balanced Fund
During periods of falling interest rates, the values of
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:




                                                                                          Fixed Income Funds
         CALL RISK - During periods of falling interest rates,
         certain debt obligations with high interest rates may be                         Balanced Fund
         prepaid (or "called") by the issuer prior to maturity.
         This may cause a Fund's average weighted maturity to
         fluctuate, and may require a Fund to invest the resulting
         proceeds at lower interest rates.


                               Page 61 of 83


                                                                                          Fixed Income Funds
         CREDIT RISK - The possibility that an issuer will be
         unable to make timely payments of either principal or                            Balanced Fund
         interest.



                                                                                          Fixed Income Funds
         EVENT RISK - Securities may suffer declines in credit
         quality and market value due to issuer restructurings or                         Balanced Fund
         other factors.  This risk should be reduced because of
         the Fund's multiple holdings.


                             Page 62 of 83


                                                                                          High Yield Bond Fund
         HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks associated with investing in high-yield securities, including:

               - High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

               - The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

               - Market prices for high-yield, lower rated securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

               - The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.


                              Page 63 of 83

                                                                                          New Jersey Municipal Securities
         MUNICIPAL ISSUER RISK - There may be economic or                                 Fund
         political changes that impact the ability of municipal                           Pennsylvania Municipal Securities
         issuers to repay principal and to make interest payments                         Fund
         on municipal securities.  Changes to the financial
         condition or credit rating of municipal issuers may also
         adversely affect the value of a Fund's municipal
         securities.  Constitutional or legislative limits on
         borrowing by municipal issuers may result in reduced
         supplies of municipal securities.  Moreover, certain
         municipal securities are backed only by a municipal
         issuer's ability to levy and collect taxes. In addition,
         each Fund's concentration of investments in issuers
         located in a single state makes each Fund more
         susceptible to adverse political or economic developments
         affecting that state.  Each Fund also may be riskier than
         mutual funds that buy securities of issuers in numerous
         states.


                                                                                          Fixed Income Fund
         MORTGAGE-BACKED SECURITIES -Mortgage-backed securities
         are fixed income securities representing an interest in a
         pool of underlying mortgage loans.  They are sensitive to
         changes in interest rates, but may respond to these
         changes differently from other fixed income securities
         due to the possibility of prepayment of the underlying
         mortgage loans.  As a result, it may not be possible to
         determine in advance the actual maturity date or average
         life of a mortgage-backed security.  Rising interest
         rates tend to discourage refinancings, with the result
         that the average life and volatility of the security will
         increase exacerbating its decrease in market price.  When
         interest rates fall, however, mortgage-backed securities
         may not gain as much in market value because of the
         expectation of additional mortgage prepayments that must
         be reinvested at lower interest rates.  Prepayment risk
         may make it difficult to calculate the average maturity
         of a portfolio of mortgage-backed securities and,
         therefore, to assess the volatility risk of that
         portfolio.


                                 Page 64 of 83

                                                                                          International Equity Fund

FOREIGN SECURITY RISKS - Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S.
markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.
Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risks factors:


                                                      International Equity Fund

   CURRENCY RISK - Investments in foreign securities denominated in foreign currencies involve additional risks, including:

     - The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

     -    A Fund may incur substantial costs in
          connection with conversions between
          various currencies.

     -    A Fund may be unable to hedge against
          possible variations in foreign exchange
          rates or to hedge a specific security
          transaction or portfolio position.

     -    Only a limited market currently exists
          for hedging transactions relating to
          currencies in certain emerging markets.



                                                              Equity Index Fund

TRACKING ERROR RISK - Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

                                                                      All Funds

YEAR 2000 RISK - The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Funds. While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business. Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the International Equity Fund and its shareholders.



EACH FUND'S OTHER INVESTMENTS


In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash or money market instruments that would not ordinarily be consistent with the Fund's objectives (other than the Money Market Funds). A Fund will do so only if the Advisor or Sub-Advisor believes that the risk of loss outweighs the opportunity for capital gains or higher income.





                                   Page 67 or 83

INVESTMENT ADVISOR AND SUB-ADVISOR


The Investment Advisor makes investment decisions for each of the Funds, other than the International Equity Fund, and continuously reviews, supervises and administers the Funds' respective investment programs. The Advisor oversees the Sub-Advisor for the International Equity Fund to ensure compliance with that Fund's investment policies and guidelines, and monitors the Sub-Advisor's adherence to its investment style. The Advisor pays the Sub-Advisor out of the investment advisory fees it receives (described below). The Advisor also monitors the performance of the SIMT Fund and the SIF Fund. The Board of Trustees of The Pillar Funds supervises the Advisor and Sub-Advisor and establishes policies that the Advisor and Sub-Advisor must follow in their management activities.


Summit Bank serves as the Advisor to the Funds. As of December 31, 1998, Summit Bank had approximately $9.5 billion in assets under management. For the year ended December 31, 1998, Summit Bank received advisory fees of:


  U.S. TREASURY SECURITIES MONEY MARKET FUND          [VAR:Advisor1.Portfolio1.Fees] %
  PRIME OBLIGATION MONEY MARKET FUND                  [VAR:Advisor1.Portfolio2.Fees] %
  TAX-EXEMPT MONEY MARKET FUND                        [VAR:Advisor1.Portfolio3.Fees] %
  FIXED INCOME FUND                                   [VAR:Advisor1.Portfolio4.Fees] %
  INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND        [VAR:Advisor1.Portfolio5.Fees] %
  NEW JERSEY MUNICIPAL SECURITIES FUND                [VAR:Advisor1.Portfolio6.Fees] %
  PENNSYLVANIA MUNICIPAL SECURITIES FUND              [VAR:Advisor1.Portfolio7.Fees] %
  HIGH YIELD BOND FUND                                [VAR:Advisor1.Portfolio8.Fees] %
  EQUITY GROWTH FUND                                  [VAR:Advisor1.Portfolio9.Fees] %
  EQUITY VALUE FUND                                   [VAR:Advisor1.Portfolio10.Fees] %
  EQUITY INCOME FUND                                  [VAR: Advisor1.Portfolio11.Fees]%
  EQUITY INDEX FUND                                   [VAR: Advisor1.Portfolio12.Fees]%
  INTERNATIONAL EQUITY FUND                           [VAR: Advisor1.Portfolio13.Fees]%
  BALANCED FUND                                       [VAR: Advisor1.Portfolio14.Fees]%


Vontobel USA Inc. (Vontobel) manages the International Equity Fund on a day-to-day basis. Vontobel selects, buys and sells securities for the Fund under the supervision of the Advisor and the Board of Trustees of The Pillar Funds.

Fabrizio Pierallini serves as a Senior Vice President of Vontobel. He has managed the International Equity Fund since September, 1998. He has more than 10 years of investment experience. Prior to joining Vontobel in 1994, Mr. Pierallini served as Associate-

Director/Portfolio Manager with Swiss Bank Corporation, New York.

Rajiv Jain serves as Vice President of Vontobel. He has served as associate portfolio manager for the International Equity Fund since September, 1998. He has more than 6 years of investment experience. Prior to joining Vontobel Mr. Jain served as an analyst for Swiss Bank Corporation, New York.

SEI Investments Management Corporation (SEI) is the advisor of the SIMT Fund and has engaged BEA Associates (BEA) as sub-advisor to manage the SIMT Fund on a day-to-day basis. BEA selects, buys and sells securities for the SIMT Fund under the supervision of SEI and the SIMT Board of Trustees.

World Asset Management (World) manages the SIF Fund on a day-to-day basis. World selects, buys and sells securities for the SIF Fund under the supervision of the SIF Board of Trustees.


PORTFOLIO MANAGERS

Judith Wolk serves as a Vice President of the Advisor. She has managed the Prime Obligation Money Market Fund and the U.S. Treasury Securities Money Market Fund since June, 1996. Prior to joining the Advisor in June, 1996, Ms. Wolk had substantial experience in money market instruments with a large regional bank.

Frances M. Tendall serves as a Senior Vice President of the Advisor. She has managed the Intermediate-Term Government Securities Fund since April, 1992. She joined the Advisor in 1982 and has more than 17 years of investment experience.

Charlene P. Palmer serves as a Vice President of the Advisor . She has managed the Tax-Exempt Money Market Fund since June, 1996 and the New Jersey Municipal Securities Fund since May, 1992. She joined the Advisor in 1981 and has more than 18 years of investment experience, with an emphasis on tax-exempt bonds.

Joseph Markovich serves as a Vice President of the Advisor. He has managed the Fixed Income Fund since January, 1997. He joined the Advisor in 1985 and has more than 14 years of investment experience.

Randolph E. Lestyk serves as a Senior Vice President of the Advisor. He has managed the Pennsylvania Municipal Securities Fund since 1994 and the Mid Cap Fund since 1997. Prior to joining the Advisor, Mr. Lestyk was involved in equity and fixed income investing at several financial institutions and senior vice president and chief investment officer of a major Pennsylvania insurance company. He has more than 27 years of investment experience.

Chris Clark serves as a Vice President of the Advisor. He has co-managed the Equity Growth Fundsince July, 1997 and managed the Fund since February, 1999. Prior to joining the Advisor in 1995, Mr. Clark served in equity trading for Merrill Lynch.

Fernando Garip serves as a Senior Vice President of the Advisor. He has managed the Equity Value Fund since January, 1996. He joined the Advisor in 1982 and has more than 17 years of investment experience.

Richard H. Caro serves as a Vice President of the Advisor. He has managed the Equity Income Fund since January, 1996. He joined the Advisor in April, 1983 and has more than 28 years of investment experience.

Edward Kasperavich serves as a Vice President of the Advisor. He has managed the Balanced Fund since January, 1997. He joined the Advisor in 1985 and has more than 14 years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to buy, sell (sometimes called "redeem") or exchange Class A and Class B Shares of the Funds.

The classes have different expenses and other characteristics.

         CLASS A SHARES
         -   Front-end sales charge (except for the Money Market Funds)
         -   12b-1 fees
         -   $1,000 minimum initial investment

         CLASS B SHARES
         -   Contingent deferred sales charge
         -   Higher 12b-1 fees and shareholder servicing fees
         -   $1,000 minimum initial investment
         -   Automatic conversion to Class A Shares after 8 years

For some investors the minimum initial investment for Class A and Class B Shares may be lower.


HOW TO PURCHASE FUND SHARES


You may purchase shares directly by:
-    Mail
-    Telephone
-    Wire
-    Automated Clearing House (ACH).

To purchase shares directly, please call 1-800-932-7782, or complete and send in the (** attached/enclosed **) application. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "The Pillar Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and, for the Money Market Funds, the Federal Reserve are open for business (a Business
Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after a Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge.

Each Fund (except the Money Market Funds) calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, a Fund must generally receive your purchase order before 4:00 p.m. Eastern time.

Each Money Market Fund calculates its NAV once each Business Day at 3:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund must generally receive your order before 3:00 p.m. Eastern time and federal funds (readily available funds) before 3:00 p.m. Eastern time.



HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price (except the Money Market Funds). If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In calculating NAV for the Money Market Funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The International Equity Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the NAV of the Fund's shares may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase Class A or Class B Shares for the first time, you must invest at least $1,000 in any Fund. Your subsequent investments in any Fund must be made in amounts of at least $100. A Fund may accept investments of smaller amounts for either class of shares at our discretion.



SYSTEMATIC INVESTMENT PLAN


If you have a checking or savings account with a bank, you may purchase Class A or Class B Shares automatically through regular deductions from your account in amounts of at least $50 per month.



FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales load (except the Money Market Funds).

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:


                                                                                               YOUR SALES CHARGE AS A
                            IF YOUR INVESTMENT            YOUR SALES CHARGE AS A               PERCENTAGE OF YOUR NET
                            IS:                        PERCENTAGE OF OFFERING PRICE                  INVESTMENT
--------------------------- -------------------------- ---------------------------------- ---------------------------------
Fixed Income Fund             $0-99,999                             4.25%                                4.44%
High Yield Bond Fund          $100,000-249,000                      3.75%                                3.90%
                              $250,000-499,999                      2.75%                                2.83%
                              $500,000-999,999                      2.00%                                2.04%
                              $1,000,000 and above*                 0.00%                                0.00%


                                                                                                 YOUR SALES CHARGE AS A
                              IF YOUR INVESTMENT            YOUR SALES CHARGE AS A               PERCENTAGE OF YOUR NET
                              IS:                        PERCENTAGE OF OFFERING PRICE                  INVESTMENT
                              -------------------------- ---------------------------------- ---------------------------------
Intermediate-Term             $0-99,999                             4.00%                                4.17%
Government Securities Fund    $100,000-249,000                      3.00%                                3.09%
                              $250,000-499,999                      2.00%                                2.04%
                              $500,000-999,999                      1.00%                                1.01%
                              $1,000,000 and above*                 0.00%                                0.00%



                                                                                                 YOUR SALES CHARGE AS A
                              IF YOUR INVESTMENT            YOUR SALES CHARGE AS A               PERCENTAGE OF YOUR NET
                              IS:                        PERCENTAGE OF OFFERING PRICE                  INVESTMENT
                              -------------------------- ---------------------------------- ---------------------------------
New Jersey Municipal          $0-249,999                            3.00%                                3.10%
Securities Fund               $250,000-499,999                      2.00%                                2.05%
Pennsylvania Municipal        $500,000-999,999                      1.00%                                1.01%
Securities Fund               $1,000,000 and above*                 0.00%                                0.00%



                                                                                                 YOUR SALES CHARGE AS A
                              IF YOUR INVESTMENT            YOUR SALES CHARGE AS A               PERCENTAGE OF YOUR NET
                              IS:                        PERCENTAGE OF OFFERING PRICE                  INVESTMENT
                              -------------------------- ---------------------------------- ---------------------------------

Equity and Balanced Funds     $0-49,999                             5.50%                                5.82%
                              $50,000-99,999                        4.75%                                4.99%
                              $100,000-249,000                      3.75%                                3.90%
                              $250,000-499,999                      2.75%                                2.83%
                              $500,000-999,999                      2.00%                                2.04%
                              $1,000,000 and above*                 0.00%                                0.00%


*Purchases of $1,000,000 or more do not have a sales charge. However, the Distributor will charge you a 1.00% contingent deferred sales charge if you redeem your shares within 12 months from the date you bought them.



WAIVER OF FRONT-END SALES CHARGE --CLASS A SHARES


The front-end sales charge will be waived on Class A Shares:

- issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which The Pillar Funds is a party;

- sold to dealers or brokers that have a sales arrangement with the Distributor, for their own account or for retirement plans for their employees;

- sold to present employees of dealers or brokers that certify to the Distributor at the time of purchase that such purchase is for their own account;

- sold to present or retired employees of Summit Bancorp, or one of its affiliates and/or the spouses of such employees;

-    sold to present employees of service providers to The Pillar Funds;

- sold to any qualified customer who has entered into an agreement with Summit Bank, its affiliates or correspondent banks;

- sold to present or retired Trustees of The Pillar Funds and their immediate families;

- sold to present or retired Directors of Summit Bancorp or its affiliates, and their immediate families;

- sold to beneficial owners of Class I Shares whose interests are converted into Class A Shares;

- purchased within 90 days of a redemption of Class A Shares of a non-money market fund (only to the amount of the redemption); or

- sold to 401(k) plans that have entered into service arrangements with Summit Bank, its affiliates or correspondent banks.

REPURCHASE OF CLASS A SHARES


You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. You may only exercise this privilege once. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES --CLASS A SHARES


RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account,
(iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.



LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).



COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES - CLASS B SHARES

You do not pay a sales charge when you purchase Class B Shares. The offering price of Class B Shares is simply the next calculated NAV. But if you sell your shares within 7 years after your purchase, you will pay a contingent deferred sales charge as described in the table below for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of one Fund for Class B Shares of another Fund.

                                  CONTINGENT DEFERRED SALES CHARGE AS
                YEAR SINCE           A PERCENTAGE OF DOLLAR AMOUNT
                PURCHASE                   SUBJECT TO CHARGE
               ------------------ -------------------------------------
                 First                              5.50%
                 Second                             5.00%
                 Third                              4.00%
                 Fourth                             3.00%
                 Fifth                              2.00%
                 Sixth                              1.00%
                 Seventh                            0.00%
                 Eighth                             0.00%

The contingent deferred sales charge will be waived if you sell your Class B Shares for the following reasons:

-    to make certain required withdrawals from a retirement plan (including
     IRAs);

-    because of death or disability;

- by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that, the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed (certain documentation may be required);

- on the redemption of shares originally purchased through a bank trust department, a registered investment advisor, or retirement plans who have made certain arrangements with the Distributor or any other financial institution, to the extent that no payments were advanced for purchases made through those institutions; or

- shareholders who automatically reinvest their dividends and distributions may redeem up to 10% of the value of their shares each year.


GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which Class of shares you buy.

From time to time, some financial institutions, including brokerage firms affiliated with the Advisor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.


HOW TO SELL YOUR FUND SHARES


If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-800-932-7782.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you would like to sell $10,000 or more of your shares, or you would like your proceeds sent to a third party or an address other than your own, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request, less any applicable deferred sales charge.


SYSTEMATIC WITHDRAWAL PLAN


If you have at least $2,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY


Normally, we will send your sale proceeds within one Business Day after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION

PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


INVOLUNTARY SALES OF YOUR SHARES


If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.


HOW TO EXCHANGE YOUR SHARES


You may exchange your shares on any Business Day by contacting us directly by mail or telephone.

You may also exchange shares through your financial institution or an investment professional by mail or telephone.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.


CLASS A SHARES


You may exchange Class A Shares of any Fund for Class A Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.


CLASS B SHARES


You may exchange Class B Shares of any Fund for Class B Shares of any other Fund. No contingent deferred sales charge is imposed on redemptions on Class B Shares of the Prime Obligation Money Market Fund shares you acquire in an exchange, provided you hold your shares for at least 7 years from the date of your initial purchase.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF FUND SHARES


Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

                  CLASS A SHARES                              0.25%
                  CLASS B SHARES                              1.00%

Dividends, Distributions and Taxes


Each Fund distributes its income as follows:

         U.S. TREASURY SECURITIES MONEY MARKET FUND           MONTHLY
         PRIME OBLIGATION MONEY MARKET FUND
         TAX-EXEMPT MONEY MARKET FUND
         FIXED INCOME FUND
         INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND
         NEW JERSEY MUNICIPAL SECURITIES FUND
         PENNSYLVANIA MUNICIPAL SECURITIES FUND
         HIGH YIELD BOND FUND

         EQUITY GROWTH FUND                                   QUARTERLY
         EQUITY VALUE FUND
         EQUITY INCOME FUND
         EQUITY INDEX FUND
         BALANCED FUND

         INTERNATIONAL EQUITY FUND                            ANNUALLY


Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing at least 15 days prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


Taxes


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The dividends and distributions you receive from a Fund may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains are taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. Each Fund will tell you annually how to treat dividends and distributions.

If you redeem a Fund's Shares, you will be subject to tax on any gain. The character of such gain will generally be based on your holding period for the shares. An exchange of one Fund's shares for shares of another Fund is a sale for tax purposes.

More information about taxes is in the Statement of Additional Information. In addition, because each investor's tax circumstances are unique and because the tax laws are subject to change, you should consult your tax advisor about your investment.

The Tax-Exempt Money Market Fund intends to distribute federally tax-exempt income. The New Jersey Municipal Securities Fund intends to distribute income that is exempt from both federal taxes and New Jersey state taxes. The Pennsylvania Municipal Securities Fund intends to distribute income that is exempt from both federal taxes and Pennsylvania state taxes. The Funds may invest a portion of their assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

The International Equity Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it gives you the credit.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

FINANCIAL HIGHLIGHTS


The tables that follow present performance information about the Class A and Class B Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.


FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class A Shares of the SIMT High Yield Bond Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-342-5734.


FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Class E Shares of the SIF S&P 500 Index Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-342-5734.

                                THE PILLAR FUNDS


INVESTMENT ADVISOR
Summit Bank
210 Main Street
Hackensack, New Jersey 07601

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036


More information about The Pillar Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated April 30, 1999, includes detailed information about The Pillar Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call 1-800-932-7782

BY MAIL: Write to us
The Pillar Funds
P.O. Box 8523
Boston, MA 02266-8523

BY INTERNET: www.pillarfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Pillar Funds' Investment Company Act registration number is 811-6509.

The Pillar Funds, Pillar, the stylized "P" logo and Your Investment Foundation are registered service marks of Summit Bank. Reach Higher, Summit, Summit Financial Services Group and Summit Bancorp are registered service marks of Summit Bancorp. Summit Bank is a service mark of Summit Bancorp.

                             THE PILLAR FUNDS

                     COMMERCIAL CASH MANAGEMENT ACCOUNT
                                 PROSPECTUS

                               APRIL 30, 1999

                   INSTITUTIONAL SELECT MONEY MARKET FUND
      U.S. TREASURY SECURITIES MONEY MARKET FUND (CLASS I SHARES)
         PRIME OBLIGATION MONEY MARKET FUND (CLASS I SHARES)

                             INVESTMENT ADVISOR
                                 SUMMIT BANK

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
         DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
               IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                         HOW TO READ THIS PROSPECTUS

The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds that are available through Summit Bank's Commercial Cash management account that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                       PAGE
     INSTITUTIONAL SELECT MONEY MARKET FUND             XXX
     U.S. TREASURY SECURITIES MONEY MARKET FUND         XXX
     PRIME OBLIGATION MONEY MARKET FUND                 XXX
     MORE INFORMATION ABOUT RISK                        XXX
     EACH FUND'S OTHER INVESTMENTS                      XXX
     THE INVESTMENT ADVISOR AND PORTFOLIO MANAGERS      XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES     XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                 XXX
     FINANCIAL HIGHLIGHTS                               XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
          THE PILLAR FUNDS                              Back Cover


FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR [VAR:KEYTERMS.DESC].

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

 THE FUNDS TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO
                    GUARANTEE THAT A FUND WILL ACHIEVE THIS GOAL.

INSTITUTIONAL SELECT MONEY MARKET FUND


FUND SUMMARY
Investment Goal                   Preserve principal value and maintain a high
                                  degree of liquidity while providing current
                                  income

Investment Focus                  Money market instruments

Share Price Volatility            Very low

Principal Investment Strategy     Investing in a broad range of short-term high
                                  quality U.S. dollar-denominated debt
                                  securities

Investor Profile                  Conservative investors who want to receive
                                  current income through a liquid investment


INVESTMENT STRATEGY OF THE INSTITUTIONAL SELECT MONEY MARKET FUND

The Fund invests in a broad range of high quality short-term U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized ratings organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE INSTITUTIONAL SELECT MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund from year to year.

------------------------------------------------------------------------------
** Portfolio1:    Import Performance bar chart
------------------------------------------------------------------------------


                 1998                 X.XX

            BEST QUARTER            WORST QUARTER

                X.XX%                    X.XX%
               (X/X/XX)                 (X/X/XX)


Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                                                                     SINCE
   SHARES                                          1 YEAR          INCEPTION
   ----------------------------------------------------------------------------
   Institutional Select Money Market Fund           X.XX%            X.XX%*

   *   Since 7/1/97

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                         SHARES
------------------------------------------------------------------------
Investment Advisory Fees                                   .10%
Other Expenses                                             .XX%

------------------------------------------------------------------------
Total Annual Fund Operating Expenses                      X.XX%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              INSTITUTIONAL SELECT MONEY MARKET FUND         %
                                                       -----
FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR            3 YEARS          5 YEARS         10 YEARS
            ------            -------          -------         --------
            $----               $----            $----           $----


U.S. TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY
Investment Goal                 Preserve principal value and maintain a high
                                degree of liquidity while providing current
                                income

Investment Focus                Money market instruments issued by the
                                U.S. Treasury

Share Price Volatility          Very low

Principal Investment Strategy   Investing in short-term U.S. dollar-denominated
                                obligations of the U.S. Treasury and repurchase
                                agreements

Investor Profile                Conservative investors who want to receive
                                income through a liquid investment

INVESTMENT STRATEGY OF THE U.S. TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term U.S. dollar-denominated money market instruments issued by the U.S. Treasury and repurchase agreements that are fully collateralized by U.S. Treasury securities. The Fund will maintain an average dollar weighted maturity of 60 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Advisor's investment selection process seeks to add value through yield analysis and positioning on the yield curve. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the market and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE U.S. TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

-------------------------------------------------------------------------------
** Portfolio2:    Import Performance bar chart
-------------------------------------------------------------------------------

                 1993    X.XX
                 1994    X.XX
                 1995    X.XX
                 1996    X.XX
                 1997    X.XX
                 1998    X.XX

       BEST QUARTER      WORST QUARTER

          X.XX%                X.XX%
       (X/X/XX)               (X/X/XX)


Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                                                                                            SINCE
   CLASS I SHARES                            1 YEAR        3 YEARS         5 YEARS         INCEPTION
   --------------------------------------------------------------------------------------------------
   U.S. Treasury Securities Money            X.XX%         X.XX%           X.XX%          X.XX%*
   Market Fund


   *   Since 4/1/92

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                                             CLASS I
                                                                             SHARES
-------------------------------------------------------------------------------------------

                                 Page 8 of 21


Investment Advisory Fees                                                       .35%
Other Expenses                                                                 .XX%

-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

       U.S. TREASURY SECURITIES MONEY MARKET FUND -CLASS I     %
                                                           ----

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR           3 YEARS          5 YEARS           10 YEARS
            ------           -------          -------           --------
            $----              $----            $----             $----

PRIME OBLIGATION MONEY MARKET FUND

FUND SUMMARY
Investment Goal                    Preserve principal value and maintain a high
                                   degree of liquidity while providing current
                                   income

Investment Focus                   Money market instruments

Share Price Volatility             Very low

Principal Investment Strategy      Investing in a broad range of short-term
                                   high quality U.S. dollar-denominated debt
                                   securities

Investor Profile                   Conservative investors who want to receive
                                   current income through a liquid investment

INVESTMENT STRATEGY OF THE PRIME OBLIGATION MONEY MARKET FUND

The Fund invests in a broad range of high quality short-term U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized ratings organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.

PRINCIPAL RISKS OF INVESTING IN THE PRIME OBLIGATION MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year.

--------------------------------------------------------------------------------
** Portfolio3:    Import Performance bar chart
--------------------------------------------------------------------------------
                 1993    X.XX
                 1994    X.XX
                 1995    X.XX
                 1996    X.XX
                 1997    X.XX
                 1998    X.XX

         BEST QUARTER    WORST QUARTER

             X.XX%         X.XX%
           (X/X/XX)      (X/X/XX)

Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                                                                                                          SINCE
   CLASS I SHARES                                          1 YEAR        3 YEARS         5 YEARS         INCEPTION
   ----------------------------------------------------------------------------------------------------------------
   Prime Obligation Money Market Fund                       X.XX%         X.XX%           X.XX%          X.XX%*


   *Since 4/1/92

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                                             CLASS I
                                                                             SHARES
-------------------------------------------------------------------------------------------
Investment Advisory Fees                                                       .35%
Other Expenses                                                                 .XX%

-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          X.XX%


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

              PRIME OBLIGATION MONEY MARKET FUND - CLASS I      %
                                                           -----

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR        3 YEARS           5 YEARS        10 YEARS
            ------        -------           -------        --------
            $----         $----             $----          $----


MORE INFORMATION ABOUT RISK




YEAR 2000 RISK - The Funds depend on the smooth         All Funds
functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Funds.
While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISOR

The Investment Advisor makes investment decisions for each of the Funds, and continuously reviews, supervises and administers the Funds' respective investment programs. The Board of Trustees of The Pillar Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Summit Bank serves as the Advisor to the Funds. As of December 31, 1998, Summit Bank had approximately $9.5 billion in assets under management. For the year ended December 31, 1998, Summit Bank received advisory fees of:

   INSTITUTIONAL SELECT MONEY MARKET FUND      [VAR:Advisor1.Portfolio1.Fees] %
   U.S. TREASURY SECURITIES MONEY MARKET FUND  [VAR:Advisor1.Portfolio2.Fees] %
   PRIME OBLIGATION MONEY MARKET FUND          [VAR:Advisor1.Portfolio3.Fees] %

PORTFOLIO MANAGER

Judith Wolk serves as a Vice President of the Advisor. She has managed the Prime Obligation Money Market Fund, the U.S. Treasury Securities Money Market Fund and the Institutional Select Money Market Fund since June, 1996. Prior to joining the Advisor in 1995, Ms. Wolk had substantial experience in money market instruments with a large regional bank.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

HOW TO PURCHASE FUND SHARES

Shares of the Funds are for financial institutions investing for their own or their customers' accounts and cash management account customers of Summit Bank. For information on how to open an account and set up procedures for placing transactions, call 1-800-932-7782. Cash management account shareholders should consult their cash management account agreement or call 1-888-8SUMMIT for more information on purchasing shares.

To purchase shares directly from us, please call 1-800-932-7782, or complete and send in the enclosed application. Unless you arrange to pay by wire or through direct deposit or ACH, write your check, payable in U.S. dollars, to "The Pillar Funds" and include the name of the appropriate Fund(s) on the check. A Fund generally will not accept checks, third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after a Fund receives your purchase order.

Each Fund calculates its NAV once each Business Day at 3:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund must generally receive your order before 3:00 p.m. Eastern time and federal funds (readily available funds) before 3:00 p.m. Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

Summit Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management account agreement with Summit Bank. In general, however, if your banking account falls below the minimum amount, your shares in a Fund may be redeemed or you may be charged additional fees.

For the Institutional Select Money Market Fund, the minimum initial investment and minimum account sizes are $5,000,000.

HOW TO SELL YOUR FUND SHARES

Cash management account shareholders may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-888-8SUMMIT.

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-800-932-7782.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

The sale price of each share will be the NAV next determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

AUTOMATIC EXCHANGE OF YOUR SHARES

If your account balance for the Institutional Select Money Market Fund drops below $5,000,000 because of redemptions, your shares will be automatically exchanged for Class I shares of the Prime Obligation Money Market Fund. But, we will always give you at least 30 days' written notice to give you time to add to your account and avoid the automatic exchange of your shares.

TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares dividends daily and distributes its income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Cash management account shareholders automatically receive dividends and distributions in cash. Other shareholders will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing at least 15 days prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The dividends and distributions you receive from a Fund may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains are taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. Each Fund will tell you annually how to treat dividends and distributions.

If you redeem a Fund's Shares, you will be subject to tax on any gain. The character of such gain will generally be based on your holding period for the shares. An exchange of one Fund's shares for shares of another Fund is a sale for tax purposes.

More information about taxes is in the Statement of Additional Information. In addition, because each investor's tax circumstances are unique and because the tax laws are subject to change, you should consult your tax advisor about your investment.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.

                                THE PILLAR FUNDS

INVESTMENT ADVISOR

Summit Bank
210 Main Street
Hackensack, New Jersey 07601

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036

More information about The Pillar Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated April 30, 1999, includes detailed information about The Pillar Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.

TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call 1-800-932-7782

BY MAIL: Write to us
The Pillar Funds
P.O. Box 8523
Boston, MA 02266-8523

BY INTERNET: www.pillarfunds.com
FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Pillar Funds' Investment Company Act registration number is 811-6509.

The Pillar Funds, Pillar, the stylized "P" logo and Your Investment Foundation are registered service marks of Summit Bank. Reach Higher, Summit, Summit Financial Services Group and Summit Bancorp are registered service marks of Summit Bancorp. Summit Bank is a service mark of Summit Bancorp.

                               THE PILLAR FUNDS


                        RETAIL CASH MANAGEMENT ACCOUNT

                                  PROSPECTUS
                                APRIL 30, 1999

         U.S. TREASURY SECURITIES MONEY MARKET FUND (CLASS A SHARES)
             PRIME OBLIGATION MONEY MARKET FUND (CLASS S SHARES)
                TAX-EXEMPT MONEY MARKET FUND  (CLASS A SHARES)

                              INVESTMENT ADVISOR
                                 SUMMIT BANK



   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
            DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                    IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS


The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Funds that are available through Summit Bank's Retail Cash management account that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                           PAGE
     U.S. TREASURY SECURITIES MONEY MARKET FUND             XXX
     PRIME OBLIGATION MONEY MARKET FUND                     XXX
     TAX-EXEMPT MONEY MARKET FUND                           XXX
     MORE INFORMATION ABOUT RISK                            XXX
     EACH FUND'S OTHER INVESTMENTS                          XXX
     THE INVESTMENT ADVISOR AND PORTFOLIO MANAGERS          XXX
     PURCHASING AND SELLING FUND SHARES                     XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                     XXX
     FINANCIAL HIGHLIGHTS                                   XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
           PILLAR FUNDS                                     Back Cover


FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR [VAR:KEYTERMS.DESC].

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal.
The investment managers invest Fund assets in a way that they believe will help each Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

THE FUNDS TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO
                GUARANTEE THAT A FUND WILL ACHIEVE THIS GOAL.

U.S. TREASURY SECURITIES MONEY MARKET FUND

FUND SUMMARY
------------
Investment Goal                     Preserve principal value and maintain a
                                    high degree of liquidity while providing
                                    current income

Investment Focus                    Money market instruments issued by the
                                    U.S. Treasury

Share Price Volatility              Very low

Principal Investment Strategy       Investing in short-term U.S. dollar-
                                    denominated obligations of the U.S.
                                    Treasury and repurchase agreements

Investor Profile                    Conservative investors who want to receive
                                    income through a liquid investment


INVESTMENT STRATEGY OF THE U.S. TREASURY SECURITIES MONEY MARKET FUND

The Fund invests exclusively in short-term U.S. dollar-denominated money market instruments issued by the U.S. Treasury and repurchase agreements that are fully collateralized by U.S. Treasury securities. The Fund will maintain an average dollar weighted maturity of 60 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Advisor's investment selection process seeks to add value through yield analysis and positioning on the yield curve. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the market and future interest rate predictions.


PRINCIPAL RISKS OF INVESTING IN THE U.S. TREASURY SECURITIES MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

                            [ PORTFOLIO 1 CHART]
** Portfolio1: Import Performance bar chart



                                           1993        X.XX
                                           1994        X.XX
                                           1995        X.XX
                                           1996        X.XX
                                           1997        X.XX
                                           1998        X.XX

                                   BEST QUARTER     WORST QUARTER
                                     X.XX%                 X.XX%
                                    (X/X/XX)              (X/X/XX)


Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                                                                                                  SINCE
 CLASS A SHARES                             1 YEAR           3 YEARS        5 YEARS             INCEPTION
------------------------------------------------------------------------------------------------------------
 U.S. Treasury Securities Money              X.XX%            X.XX%            X.XX%                X.XX%*
 Market Fund

*    Since 4/1/92


FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

                                                       CLASS A
                                                       SHARES
------------------------------------------------------------------
Investment Advisory Fees                                .35%
Distribution and Service (12b-1) Fees                   .25%
Other Expenses                                          .XX%
------------------------------------------------------------------
Total Annual Fund Operating Expenses                   X.XX%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND THE DISTRIBUTOR ARE WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

     U.S. TREASURY SECURITIES MONEY MARKET FUND - CLASS A   ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR           3 YEARS           5 YEARS         10 YEARS
        ------           -------           -------         --------
        $____            $____             $____           $____

PRIME OBLIGATION MONEY MARKET FUND


FUND SUMMARY


Investment Goal                      Preserve principal value and maintain a
                                     high degree of liquidity while providing current income

Investment Focus                     Money market instruments

Share Price Volatility               Very low

Principal Investment Strategy        Investing in a broad range of short-term
                                     high quality U.S. dollar-denominated debt securities

Investor Profile                     Conservative investors who want to
                                     receive current income through a liquid
                                     investment


INVESTMENT STRATEGY OF THE PRIME OBLIGATION MONEY MARKET FUND

The Fund invests in a broad range of high quality short-term U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized ratings organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.


PRINCIPAL RISKS OF INVESTING IN THE PRIME OBLIGATION MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund's Class S Shares from year to year.

                           [PORTFOLIO 2 CHART]

** Portfolio2: Import Performance bar chart

                             1998           X.XX

                      BEST QUARTER        WORST QUARTER
                         X.XX%                   X.XX%
                        (X/X/XX)               (X/X/XX)

Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.


                                                                  SINCE
CLASS S SHARES                            1 YEAR                INCEPTION
----------------------------------------------------------------------------
 Prime Obligation Money Market Fund         X.XX%                 X.XX%*

     *Since 8/18/97

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                  CLASS S
                                                   SHARES
-----------------------------------------------------------
Investment Advisory Fees                            .35%
Distribution and Service (12b-1) Fees               .60%
Other Expenses                                      .XX%
-----------------------------------------------------------
Total Annual Fund Operating Expenses               X.XX%


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND THE DISTRIBUTOR ARE WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

     PRIME OBLIGATION MONEY MARKET FUND --CLASS S     ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR          3 YEARS        5 YEARS         10 YEARS
            ------          -------        -------         --------
            $____           $____          $____           $____

TAX-EXEMPT MONEY MARKET FUND


SUMMARY


Investment Goal                    Preserve principal value and
                                   maintain a high degree of liquidity
                                   while providing current income that
                                   is exempt from Federal income tax

Investment Focus                   Tax-free money market instruments

Share Price Volatility             Very low

Principal Investment Strategy      Investing in a well diversified
                                   portfolio of short-term municipal
                                   securities which pay interest that
                                   is exempt from Federal income taxes

Investor Profile                   Conservative taxable investors who
                                   want to receive current income
                                   exempt from Federal taxes through a
                                   liquid investment


INVESTMENT STRATEGY OF THE TAX-EXEMPT MONEY MARKET FUND


The Fund invests substantially all of its assets in a broad range of high quality short-term municipal money market instruments that pay interest that is exempt from Federal income taxes. The issuers of these securities may be state and local governments and agencies located in any of the fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. The Fund's portfolio will be well diversified among these issuers, and will be comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized ratings organizations, or have been determined by the Advisor to be of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to add value through a strategy that takes advantage of the inefficient nature of the municipal securities market. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the market and future interest rate predictions. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.


PRINCIPAL RISKS OF INVESTING IN THE TAX-EXEMPT MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

                            [PORTFOLIO 3 BAR CHART]

** Portfolio3: Import Performance bar chart

                         1993           X.XX
                         1994           X.XX
                         1995           X.XX
                         1996           X.XX
                         1997           X.XX
                         1998           X.XX

                    BEST QUARTER    WORST QUARTER
                       X.XX%              X.XX%
                     (X/X/XX)           (X/X/XX)

Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                                                                       SINCE
CLASS A SHARES                   1 YEAR      3 YEARS      5 YEARS    INCEPTION
-------------------------------------------------------------------------------
 Tax-Exempt Money Market Fund     X.XX%        X.XX%        X.XX%       X.XX%*
*    Since 4/6/92


FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*

                                                  CLASS A
                                                  SHARES
----------------------------------------------------------
Investment Advisory Fees                           .35%
Distribution and Service (12b-1) Fees              .25%
Other Expenses                                     .XX%
----------------------------------------------------------
Total Annual Fund Operating Expenses              X.XX%

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR AND THE DISTRIBUTOR ARE WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR OR DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

     TAX-EXEMPT MONEY MARKET FUND -Class A   ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR         3 YEARS        5 YEARS        10 YEARS
     ------         -------        -------        --------
     $____          $____          $____          $____

MORE INFORMATION ABOUT RISK

                                                                  All Funds
YEAR 2000 RISK - The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Funds. While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.


EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISOR

The Investment Advisor makes investment decisions for each of the Funds, and continuously reviews, supervises and administers the Funds' respective investment programs. The Board of Trustees of The Pillar Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Summit Bank serves as the Advisor to the Funds. As of December 31, 1998, Summit Bank had approximately $9.5 billion in assets under management. For the year ended December 31, 1998, Summit Bank received advisory fees of:


 U.S. TREASURY SECURITIES MONEY MARKET FUND     [VAR:Advisor1.Portfolio1.Fees] %
 PRIME OBLIGATION MONEY MARKET FUND             [VAR:Advisor1.Portfolio2.Fees] %
 TAX-EXEMPT MONEY MARKET FUND                   [VAR:Advisor1.Portfolio3.Fees] %


PORTFOLIO MANAGERS

Judith Wolk serves as a Vice President of the Advisor. She has managed the Prime Obligation Money Market Fund and the U.S. Treasury Securities Money Market Fund since June, 1996. Prior to joining the Advisor in 1995, Ms. Wolk had substantial experience in money market instruments with a large regional bank.

Charlene P. Palmer serves as a Vice President of the Advisor. She has managed the Tax-Exempt Money Market Fund since June, 1996. She joined the Advisor in 1981 and has more than 18 years of investment experience, with an emphasis on tax-exempt bonds.

PURCHASING AND SELLING FUND SHARES


This section tells you how to buy and sell (sometimes called "redeem") shares of the Funds.


HOW TO PURCHASE FUND SHARES

Cash management account shareholders should consult their cash management account agreement or call 1-888-8SUMMIT for more information on purchasing shares. A Fund generally will not accept checks, third-party checks, credit cards, credit card checks or cash.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order.

Each Fund calculates its NAV once each Business Day at 3:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund must receive your order before 3:00 p.m. Eastern time and federal funds (readily available funds) before 3:00 p.m. Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

Summit Bank may require cash management account customers to maintain minimum banking account levels in order to participate in the cash management account program. The minimum levels are subject to the terms of your cash management agreement with Summit Bank. In general, however, if your banking account falls below the minimum amount, your shares in a Fund may be redeemed or you may be charged additional fees.


HOW TO SELL YOUR FUND SHARES

Cash management account shareholders may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-888-8SUMMIT.

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by mail or telephone at 1-800-932-7782.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

The sale price of each share will be the NAV next determined after the Funds receives your request.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the minimum level required in your cash sweep agreement with Summit Bank because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.


TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are as follows:

CLASS A SHARES
U.S. Treasury Securities Money Market Fund                       0.25%
Tax-Exempt Money Market Fund                                     0.25%


CLASS S SHARES

Prime Obligation Money Market Fund                               0.60%


The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Funds.


DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares dividends daily and distributes its income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Cash management account shareholders automatically receive dividends and distributions in cash. Other shareholders will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing at least 15 days prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND

LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

The dividends and distributions you receive from a Fund may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains are taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. Each Fund will tell you annually how to treat dividends and distributions.

If you redeem a Fund's Shares, you will be subject to tax on any gain. The character of such gain will generally be based on your holding period for the shares. An exchange of one Fund's shares for shares of another Fund is a sale for tax purposes.

More information about taxes is in the Statement of Additional Information. In addition, because each investor's tax circumstances are unique and because the tax laws are subject to change, you should consult your tax advisor about your investment.

The Tax Exempt Money Market Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Fund may be taxable.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.

                                  THE PILLAR FUNDS


INVESTMENT ADVISOR
Summit Bank
210 Main Street
Hackensack, New Jersey 07601

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036


More information about The Pillar Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated April 30, 1999, includes detailed information about The Pillar Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call 1-800-932-7782


BY MAIL: Write to us
The Pillar Funds
P.O. Box 8523
Boston, MA 02266-8523


BY INTERNET: www.pillarfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference
Section, Washington, DC 20549-6009.   The Pillar Funds' Investment Company Act
registration number is 811-6509.

The Pillar Funds, Pillar, the stylized "P" logo and Your Investment Foundation are registered service marks of Summit Bank. Reach Higher, Summit, Summit Financial Services Group and Summit Bancorp are registered service marks of Summit Bancorp. Summit Bank is a service mark of Summit Bancorp.

                               THE PILLAR FUNDS


                                  PROSPECTUS
                                APRIL 30, 1999

                    INSTITUTIONAL SELECT MONEY MARKET FUND

                              INVESTMENT ADVISOR
                                  SUMMIT BANK


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
          DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                          HOW TO READ THIS PROSPECTUS


The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the shares of the Institutional Select Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                            PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
       PERFORMANCE INFORMATION AND EXPENSES                 XXX
     MORE INFORMATION ABOUT RISK                            XXX
     THE FUND'S OTHER INVESTMENTS                           XXX
     THE INVESTMENT ADVISOR AND PORTFOLIO MANAGER           XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES         XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                     XXX
     FINANCIAL HIGHLIGHTS                                   XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
       THE PILLAR FUNDS                                     Back Cover



FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR [VAR:KEYTERMS.DESC].

INTRODUCTION


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.


              THE INSTITUTIONAL SELECT MONEY MARKET FUND TRIES TO
               MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT
          THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE THIS GOAL.

INSTITUTIONAL SELECT MONEY MARKET FUND


FUND SUMMARY

Investment Goal                 Preserve principal value and maintain a high
                                degree of liquidity while providing current income

Investment Focus                Money market instruments

Share Price Volatility          Very low

Principal Investment Strategy   Investing in a broad range of short-term high
                                quality U.S. dollar-denominated debt securities

Investor Profile                Conservative investors who want to receive
                                current income through a liquid investment


INVESTMENT STRATEGY OF THE INSTITUTIONAL SELECT MONEY MARKET FUND


The Fund invests in a broad range of high quality short-term
U.S. dollar-denominated money market instruments, such as obligations of the U.S. Treasury; agencies and instrumentalities of the U.S. government; domestic and foreign banks; domestic and foreign corporations; supranational entities; and foreign governments. The Fund may also enter into fully collateralized repurchase agreements. The Fund's portfolio is comprised only of short-term debt securities that are rated in the two highest categories by nationally recognized ratings organizations or securities that the Advisor determines are of equal quality. The Fund will maintain an average dollar weighted maturity of 90 days or less, and will only acquire securities that have a remaining maturity of 397 days or less.

The Advisor's investment selection process seeks to add value through security selection, sector rotation and positioning on the yield curve. Securities are chosen based on the issuer's financial condition, the financial condition of any person or company which guarantees the credit of the issuer, liquidity and competitive yield. The Fund attempts to avoid purchasing or holding securities that are subject to a decline in credit quality of the issue through careful credit screening, as well as ongoing monitoring of each issuer and any person or company providing credit support.


PRINCIPAL RISKS OF INVESTING IN THE INSTITUTIONAL SELECT MONEY MARKET FUND


An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


This bar chart shows changes in the performance of the Fund from year to year.


** PORTFOLIO1: IMPORT PERFORMANCE BAR CHART

                      1998                          X.XX


                  BEST QUARTER                  WORST QUARTER

                     X.XX%                          X.XX%
                   (X/X/XX)                       (X/X/XX)


Call 1-800-932-7782 or visit the Fund's website (www.pillarfunds.com) for the Fund's most current 7-day yield.


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.


                                                                   SINCE
                                                1 YEAR           INCEPTION
--------------------------------------------------------------------------------
Institutional Select Money Market Fund          X.XX%              X.XX%*

*Since 7/1/97


FUND FEES AND EXPENSES


EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES*


--------------------------------------------------------------------------------
Investment Advisory Fees                                         .10%
Other Expenses                                                   .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                            X.XX%


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

       INSTITUTIONAL SELECT MONEY MARKET FUND             ______%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.


The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


                    1 YEAR    3 YEARS   5 YEARS   10 YEARS
                    ------    -------   -------   --------
                    $_____    $______   $______   $_______


MORE INFORMATION ABOUT RISK


YEAR 2000 RISK - The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have its computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Fund. While it is likely that such assurances will be obtained, the Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.


THE FUND'S OTHER INVESTMENTS


In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISOR


The Investment Advisor makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of The Pillar Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Summit Bank serves as the Advisor to the Fund. As of December 31, 1998, Summit Bank had approximately $9.5 billion in assets under management. For the year ended December 31, 1998, Summit Bank received advisory fees of:


INSTITUTIONAL SELECT MONEY MARKET FUND          [VAR:Advisor1.Portfolio1.Fees] %


PORTFOLIO MANAGER


Judith Wolk serves as a Vice President of the Advisor. She has managed the Institutional Select Money Market Fund since its inception. Prior to joining the Advisor in June, 1996, Ms. Wolk had substantial experience in money market instruments with a large regional bank.

PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Fund.


HOW TO PURCHASE FUND SHARES


Shares of the Fund are for financial institutions investing for their own or their customers' accounts or cash sweep customers of Summit Bank. For information on how to open an account and set up procedures for placing transactions call 1-800-932-7782. Cash Sweep shareholders should consult their Cash Sweep agreement or call 1-888-8SUMMIT for more information on purchasing shares.

You may purchase shares directly by:
-  Mail
-  Telephone
-  Wire
-  Automated Clearing House (ACH).


To purchase shares directly, please call 1-800-932-7782, or complete and send in the [** attached/enclosed **] application. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "The Pillar Funds" and include the name of the Institutional Select Money Market Fund on the check. The Fund cannot accept checks, third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.


GENERAL INFORMATION


You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.


The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order.


The Fund calculates its NAV once each Business Day at 3:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 3:00 p.m. Eastern time and federal funds (readily available funds) before 3:00 p.m. Eastern time.


HOW WE CALCULATE NAV


NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.


In calculating NAV for the Fund, we generally value the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.


MINIMUM PURCHASES


To purchase shares for the first time, you must invest at least $5,000,000 in the Fund. The Fund may accept investments of smaller amounts at its discretion.


HOW TO SELL YOUR FUND SHARES


Cash sweep shareholders may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-888-8SUMMIT.

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-800-932-7782.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

The sale price of each share will be the NAV next determined after the Fund receives your request.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


AUTOMATIC EXCHANGES OF YOUR SHARES


If your account balance for the Institutional Select Money Market Fund drops below $5,000,000 because of redemptions, your shares will be automatically exchanged for Class I shares of the Prime Obligation Money Market Fund. But, we will always give you at least 30 days' written notice to give you time to add to your account and avoid the automatic exchange of your shares. You will receive a current prospectus of the Class I Shares of the Prime Obligation Money Market Fund in connection with such an exchange. The Fund may modify or terminate the automatic exchange feature of the Fund at any time upon 60 days' notice to shareholders.


TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


DIVIDENDS, DISTRIBUTIONS AND TAXES


The Fund distributes its income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Cash Sweep shareholders automatically receive dividends and distributions in cash. Other shareholders will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing at least 15 days prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The dividends and distributions you receive from a Fund may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains are taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. Each Fund will tell you annually how to treat dividends and distributions.

If you redeem a Fund's Shares, you will be subject to tax on any gain. The character of such gain will generally be based on your holding period for the shares. An exchange of one Fund's shares for shares of another Fund is a sale for tax purposes.

More information about taxes is in the Statement of Additional Information. In addition, because each investor's tax circumstances are unique and because the tax laws are subject to change, you should consult your tax advisor about your investment.

The Fund uses a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

FINANCIAL HIGHLIGHTS


The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.

                               THE PILLAR FUNDS


INVESTMENT ADVISOR
Summit Bank
210 Main Street
Hackensack, New Jersey 07601


DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036


More information about The Pillar Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated April 30, 1999, includes detailed information about The Pillar Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.


TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call 1-800-932-7782


BY MAIL: Write to us
The Pillar Funds
P.O. Box 8523
Boston, MA 02266-8523


BY INTERNET: WWW.PILLARFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Pillar Funds' Investment Company Act registration number is 811-6509.

The Pillar Funds, Pillar, the stylized "P" logo and Your Investment Foundation are registered service marks of Summit Bank. Reach Higher, Summit, Summit Financial Services Group and Summit Bancorp are registered service marks of Summit Bancorp. Summit Bank is a service mark of Summit Bancorp.

                                THE PILLAR FUNDS



                                   PROSPECTUS
                                 APRIL 30, 1999

                U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND


                               INVESTMENT ADVISOR
                                   SUMMIT BANK



   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED ANY FUND SHARES OR
          DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE.
                 IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS

The Pillar Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the shares of the U.S. Treasury Securities Plus Money Market Fund that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


                                                             PAGE
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS,
         PERFORMANCE INFORMATION AND EXPENSES                XXX
     MORE INFORMATION ABOUT RISK                             XXX
     MORE INFORMATION ABOUT THE FUND'S INVESTMENTS           XXX
     THE INVESTMENT ADVISOR AND PORTFOLIO MANAGER            XXX
     PURCHASING AND SELLING FUND SHARES                      XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                      XXX
     FINANCIAL HIGHLIGHTS                                    XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
          THE PILLAR FUNDS                                   Back Cover


FOR INFORMATION ABOUT KEY TERMS AND CONCEPTS, LOOK FOR OUR [VAR:KEYTERMS.DESC].

INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The investment managers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

THE U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND TRIES TO MAINTAIN A CONSTANT
        PRICE PER SHARE OF $1.00, BUT THERE IS NO GUARANTEE THAT THE FUND
                             WILL ACHIEVE THIS GOAL.

U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND


FUND SUMMARY


Investment Goal                 Preserve principal value and maintain a high
                                degree of liquidity while providing current
                                income

Investment Focus                Money market instruments issued by the U.S.
                                Treasury

Share Price Volatility          Very low

Principal Investment Strategy   Investing in short-term U.S. dollar-denominated
                                obligations of the U.S. Treasury and repurchase
                                agreements

Investor Profile                Conservative investors who want to receive
                                income through a liquid investment

INVESTMENT STRATEGY OF THE U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND

The Fund invests exclusively in a short-term U.S. dollar-denominated money market instruments issued by the U.S. Treasury and repurchase agreements that are fully collateralized by U.S. Treasury securities. The Fund will maintain an average dollar weighted maturity of 60 days or less, and will only acquire securities that have a remaining maturity of 397 days or less. The Advisor's investment selection process seeks to add value through yield analysis and positioning on the yield curve. The Advisor actively manages the maturity of the Fund based on current market interest rates and its outlook on the market and future interest rate predictions.

PRINCIPAL RISKS OF INVESTING IN THE U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund from year to year.

--------------------------------------------------------------------------------
** Portfolio1:    Import Performance bar chart
--------------------------------------------------------------------------------

                 1994      X.XX
                 1995      X.XX
                 1996      X.XX
                 1997      X.XX
                 1998      X.XX

         BEST QUARTER     WORST QUARTER

                X.XX%      X.XX%
             (X/X/XX)     (X/X/XX)

Call 1-800-932-7782 or visit the Fund's website (WWW.PILLARFUNDS.COM) for the Fund's most current 7-day yield.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                                                                                                           SINCE
                                                           1 YEAR        3 YEARS         5 YEARS         INCEPTION
-------------------------------------------------------------------------------------------------------------------
U.S. Treasury Securities Plus Money                         X.XX%         X.XX%           X.XX%          X.XX%*
Market Fund

*   Since 5/3/93

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE HIGHEST FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES*

--------------------------------------------------------------------- ----------------------

Investment Advisory Fees                                                       .15%
Distribution and Service (12b-1) Fees                                          .03%
Other Expenses                                                                 .XX%
--------------------------------------------------------------------- --------------
Total Annual Fund Operating Expenses                                          X.XX%


* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISOR IS WAIVING A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISOR MAY DISCONTINUE ALL OR PART OF THIS WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

          U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND      ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISOR" AND "DISTRIBUTION OF FUND SHARES."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR        3 YEARS         5 YEARS              10 YEARS
            ------        -------         -------              --------
            $____          $____           $____                $____

MORE INFORMATION ABOUT RISK

YEAR 2000 RISK - The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. The Fund has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from each service provider that they are devoting significant resources to prevent material adverse consequences to the Fund. While it is likely that such assurances will be obtained, the Fund and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.

MORE INFORMATION ABOUT THE FUND'S INVESTMENTS

The Fund's investments and strategies are described in more detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISOR

The Investment Advisor makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of The Pillar Funds supervises the Advisor and establishes policies that the Advisor must follow in its management activities.

Summit Bank serves as the Advisor to the Fund. As of December 31, 1998, Summit Bank had approximately $9.5 billion in assets under management. For the year ended December 31, 1998, Summit Bank received advisory fees of:

   U.S. TREASURY SECURITIES PLUS MONEY      [VAR:Advisor1.Portfolio1.Fees] %
   MARKET FUND

PORTFOLIO MANAGER

Judith Wolk serves as a Vice President of the Advisor. She has managed the U.S. Treasury Securities Plus Money Market Fund since June, 1996. Prior to joining the Advisor in 1995, Ms. Wolk had substantial experience in money market instruments with a large regional bank.

PURCHASING AND SELLING FUND SHARES

This section tells you how to buy and sell (sometimes called "redeem") shares of the Fund. Shares of the Fund are available only to customers of Summit Bank's Money Desk.

HOW TO PURCHASE FUND SHARES

To purchase shares directly, please call 1-800-243-8550, or complete and send in the []** attached/enclosed **] application. Unless you arrange to pay by wire or through ACH, write your check, payable in U.S. dollars, to "The Pillar Funds" and include the name of the U.S. Treasury Securities Plus Money Market Fund on the check. The Fund cannot accept third-party checks, credit cards, credit card checks or cash.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange and the Federal Reserve are open for business (a Business Day). Shares cannot be purchased by Federal Reserve Wire on days when either the New York Stock Exchange or the Federal Reserve is closed.

The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after the Fund receives your purchase order.

The Fund calculates its NAV once each Business Day at 3:00 p.m. Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order before 3:00 p.m. Eastern time and federal funds (readily available funds) before 3:00 p.m. Eastern time.

HOW WE CALCULATE NAV
                                 Page 9 of 14

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV for the Fund, we generally value the Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $100,000 in the Fund. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting the Money Desk directly by mail or telephone at 1-800-243-8550.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within one Business Day after we receive your request. Your proceeds will be credited to your account (subject to a $10 fee) or sent to you by check.

TELEPHONE TRANSACTIONS
Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets are 0.03% for the Fund.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund declares dividends daily and distributes its income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Money Desk by telephone or in writing at least 15 days prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The dividends and distributions you receive from a Fund may be subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Dividends are taxed as ordinary income, long-term capital gains are taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. Each Fund will tell you annually how to treat dividends and distributions.

If you redeem a Fund's Shares, you will be subject to tax on any gain. The character of such gain will generally be based on your holding period for the shares. An exchange of one Fund's shares for shares of another Fund is a sale for tax purposes.

More information about taxes is in the Statement of Additional Information. In addition, because each investor's tax circumstances are unique and because the tax laws are subject to change, you should consult your tax advisor about your investment.

The Fund uses a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-932-7782.

                                THE PILLAR FUNDS

INVESTMENT ADVISOR

Summit Bank
210 Main Street
Hackensack, New Jersey 07601


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1800 M Street, N.W.
Washington, DC 20036

More information about The Pillar Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated April 30, 1999, includes detailed information about The Pillar Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.



TO OBTAIN MORE INFORMATION:
BY TELEPHONE: Call 1-800-243-8550

BY MAIL: Write to us
Summit Bank
214 Main Street, Third Floor
Hackensack, New Jersey 07601
Attention: Bank Investments

BY INTERNET: WWW.PILLARFUNDS.COM

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about The Pillar Funds, from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Pillar Funds' Investment Company Act registration number is 811-6509.

The Pillar Funds, Pillar, the stylized "P" logo and Your Investment Foundation are registered service marks of Summit Bank. Reach Higher, Summit, Summit Financial Services Group and Summit Bancorp are registered service marks of Summit Bancorp. Summit Bank is a service mark of Summit Bancorp.

                                THE PILLAR FUNDS
                              INVESTMENT ADVISOR:
                  SUMMIT BANK INVESTMENT MANAGEMENT DIVISION,
                           A DIVISION OF SUMMIT BANK

    This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of The Pillar Funds (the "Trust") and should be read in conjunction with the Trust's Prospectuses for the following: U.S. Treasury Securities Plus Money Market, U.S. Treasury Securities Money Market, Prime Obligation Money Market, Institutional Select Money Market, Tax-Exempt Money Market, Fixed Income, Intermediate-Term Government Securities, New Jersey Municipal Securities, Pennsylvania Municipal Securities, High Yield Bond, Balanced, Equity Growth, Equity Value, Equity Income, Equity Index, Mid Cap, and International Equity Funds dated April 30, 1999, as may be amended or supplemented from time to time. Capitalized terms used in this Statement of Additional Information have the same meaning as defined in the prospectus. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, PA 19456, or by calling 1-800-932-7782.

                               TABLE OF CONTENTS

The Trust.................................................................   S-4
Investment Objectives and Policies........................................    S-
Additional Information About the Funds' Investment Objectives and
  Policies................................................................   S-5
The Euro..................................................................  S-16
  Description of Permitted Investments....................................  S-16
  Investment Limitations..................................................  S-35
    The Trust.............................................................  S-35
    SIMT Fund.............................................................  S-38
    SIF Fund..............................................................  S-39
Management of the Trust...................................................  S-41
  Trustees and Officers of the Trust......................................  S-41
  Trustees and Officers of SIMT and SIF...................................  S-43
  The Advisor.............................................................  S-45
  The Sub-Advisor.........................................................  S-47
  SIMT Fund...............................................................  S-48
  SIF Fund................................................................  S-49
  The Administrator.......................................................  S-50
  The Transfer Agent and Shareholder Servicing Agent......................  S-51
  The SIMT Fund and SIF Fund's Administrator and Transfer Agent...........  S-51
  Custodians..............................................................  S-52
Fund Transactions.........................................................  S-52
  Trading Practices and Brokerage.........................................  S-52
    The Trust.............................................................  S-52
    SEI Institutional Managed Trust.......................................  S-56
    SEI Index Funds.......................................................  S-57
The Distributor and the Distribution Plans of the Trust...................  S-59
Distribution of the SIMT Fund and SIF Fund................................  S-63
    SIMT Fund.............................................................  S-63
    SIF Fund..............................................................  S-64
Performance...............................................................  S-64
  Computation of Yield....................................................  S-64
  Calculation of Total Return.............................................  S-66
  Purchase and Redemption of Shares.......................................  S-68
Shareholder Services......................................................  S-69
Determination of Net Asset Value..........................................  S-69

  The Trust...............................................................  S-69
  SIMT and SIF............................................................  S-71
General Information and History...........................................  S-71
  General Information.....................................................  S-71
  Description of Shares...................................................  S-72
  Shareholder Liability...................................................  S-78
  Limitation of Trustees' Liability.......................................  S-78
Taxes.....................................................................  S-78
  Federal Income Tax......................................................  S-78
  State Taxes.............................................................  S-81
Legal Matters.............................................................  S-81
Experts...................................................................  S-81
Financial Statements......................................................  S-82
Appendix..................................................................   A-1
  Description of Ratings..................................................   A-1

April 30, 1999
[PIL-F-027-04]

    The Pillar Funds, Pillar, the stylized "P" logo and Your Investment Foundation are registered service marks of Summit Bank. Reach Higher, Summit, Summit Financial Services Group and Summit Bancorp are registered service marks of Summit Bancorp. Summit Bank is a service mark of Summit Bancorp.

    Neither the Equity Index Fund nor the SEI Index Funds ("SIF") S&P 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Group ("S&P"). S&P makes no representation or warranty, implied or expressed, to the purchasers of the Fund, Portfolio or any member of the public regarding the advisability of investing in index funds or the Fund or Portfolio or the ability of the S&P 500 Index to track general stock market performance. S&P has no obligation to take the needs of the owners of the Fund or Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, pricing at, or quantities of the Fund or Portfolio to be issued or in the determination or calculation of the equation by which the Fund or Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund or Portfolio.

    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, PORTFOLIO, OWNERS OF THE FUND, OWNERS OF THE PORTFOLIO, OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESSED OR IMPLIED WARRANTIES, AND HEREBY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN.

                                   THE TRUST

    The Trust is an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. This Statement of Additional Information relates to the shares of the Trust's:

FUND                                                                             CLASS(ES)
---------------------------------------------------------------------------  -----------------
U.S. Treasury Securities Plus Money Market Fund............................   Not Applicable
Institutional Select Money Market Fund.....................................   Not Applicable
U.S. Treasury Securities Money Market Fund.................................         I/A
Tax-Exempt Money Market Fund...............................................         I/A
New Jersey Municipal Securities Fund.......................................         I/A
Pennsylvania Municipal Securities Fund.....................................         I/A
Intermediate-Term Government Securities Fund...............................         I/A
Equity Index Fund..........................................................        I/A/B
Fixed Income Fund..........................................................        I/A/B
Equity Growth Fund.........................................................        I/A/B
Equity Value Fund..........................................................        I/A/B
Equity Income Fund.........................................................        I/A/B
High Yield Bond Fund.......................................................        I/A/B
International Equity Fund..................................................        I/A/B
Balanced Fund..............................................................        I/A/B
Prime Obligation Money Market Fund.........................................       I/A/B/S
Mid Cap Fund...............................................................          I

    Shareholders may purchase shares of the Funds through the different classes as indicated above. The different classes provide for variations in distribution and transfer agent costs, voting rights and dividends. In addition, a sales load is imposed on the sale and/or redemption of Class A and Class B Shares of certain Funds. See "Description of Shares."

    Under the "master-feeder"structure, the High Yield Bond Fund will invest up to 100% of its assets in the SEI Institutional Managed Trust High Yield Bond Fund (the "SIMT Fund"). The Equity Index Fund will invest up to 100% of its assets in the SEI Index Funds S&P 500 Index Portfolio (the "SIF Fund").

    The investment policies of the High Yield Bond Fund and the Equity Index Fund will be substantially similar to those of the SIMT Fund and the SIF Fund, respectively, should the Funds withdraw from the master-feeder structure and the Advisor manage their assets directly.

    Unless otherwise indicated, policies with respect to "a Fund," "all Funds" or "Fixed Income Funds" includes the SIMT Fund, and policies with respect to "a Fund," "all Funds" or "Equity Funds" includes the SIF Fund. Unless otherwise indicated, the term "Advisor", as used in this Statement of Additional Information, includes the Advisor, the Sub-Advisor and any Advisor, Sub-Advisor or Money Manager of either the SIMT Fund or the SIF Fund.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

THE MONEY MARKET FUNDS

U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
U.S. TREASURY SECURITIES MONEY MARKET FUND
PRIME OBLIGATION MONEY MARKET FUND
INSTITUTIONAL SELECT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND

    The investment objective of each Money Market Fund is to preserve principal value and maintain a high degree of liquidity while providing current income. In addition, the Tax-Exempt Money Market Fund seeks to provide current income that is exempt from Federal income tax.

    Each money market fund intends to comply with regulations of the Securities and Exchange Commission ("SEC") applicable to money market funds using the amortized cost method for calculating net asset value. These regulations impose certain quality, maturity and diversification restraints on investments by a Money Market Fund. Under these regulations, each Money Market Fund will invest only in U.S. dollar-denominated securities, will maintain an average portfolio maturity on a dollar-weighted basis of 90 days or less, and will acquire only "eligible securities" that present minimal credit risks and have a maturity of 397 days or less.

U.S. TREASURY SECURITIES PLUS MONEY MARKET FUND
U.S. TREASURY SECURITIES MONEY MARKET FUND

    Each Fund invests in (i) bills, notes and bonds issued by the U.S. Treasury;
(ii) separately traded interest and principal component parts of such obligations that are transferable through the federal book entry system (together, "U.S. Treasury Obligations"); and (iii) repurchase agreements involving U.S. Treasury Obligations. Each Fund may also engage in securities lending.

PRIME OBLIGATION MONEY MARKET FUND
INSTITUTIONAL SELECT MONEY MARKET FUND

    Each Fund will invest in "eligible securities" consisting of (i) commercial paper and short-term corporate obligations of U.S. issuers that satisfy the Fund's quality criteria; (ii) obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks, U.S. savings and loan institutions and U.S. and London branches of foreign banks, provided such institutions have total assets of $500 million or more shown on their last published financial statements at the time of investment and are insured by the FDIC (each Fund may not invest more than 25% of its total assets in obligations issued by foreign branches of U.S. banks and London branches of foreign banks);
(iii) U.S. Treasury Obligations; (iv) obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government ("U.S. Government Agencies"); and (v) repurchase agreements involving any such obligations. In addition, each Fund may also engage in securities lending.

TAX-EXEMPT MONEY MARKET FUND

    The Fund will invest at least 80% of its total assets in obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from Federal income tax (collectively, "Municipal Securities"). The Fund will primarily purchase municipal bonds, notes and tax-exempt commercial paper rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization (an "NRSRO") in accordance with SEC regulations at the time of investment or, if not rated, as determined by the Advisor to be of comparable quality. Because the Fund often purchases securities supported by credit enhancements from banks and other financial institutions, changes in credit quality of these institutions could cause losses to the Fund and affect its share price.

    The Fund may purchase municipal obligations with demand features including floating or variable rate obligations. In addition, the Fund may invest in commitments to purchase securities on a "when-issued" basis, and reserves the right to purchase securities subject to a standby commitment. The Advisor has discretion to invest up to a total of 20% of the Fund's assets in taxable money market instruments (including repurchase agreements) and securities subject to the Federal alternative minimum tax. However, the Fund generally intends to be fully invested in securities exempt from Federal income tax. The Fund may also engage in securities lending.

THE FIXED INCOME FUNDS

FIXED INCOME FUND

    The Fund seeks to provide a high level of total return, primarily through current income and capital appreciation, consistent with preservation of capital. The Fund may not invest in certain securities that may earn a higher return but which are more volatile and riskier than the Fund's permitted investments.

    At least 65% of the Fund's assets will be invested in (i) U.S. Treasury Obligations; (ii) U.S. Government Agencies; (iii) corporate debt obligations rated in one of the three highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality at the time of investment; (iv) commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Advisor to by of comparable quality at the time of investment;
(v) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; (vi) securities of the government of Canada and its provincial and local governments; (vii) custodial receipts evidencing separately traded interest and principal component parts of U.S. Treasury Obligations; (viii) obligations subject to Federal income tax issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("Taxable Municipal Securities"), which are rated A or higher by an NRSRO or determined by the Advisor to be of comparable quality; and
(ix) repurchase agreements involving such securities. Of this amount, the Fund may, for temporary defensive purposes, invest up to 35% of its assets in commercial paper rated in one of the two highest short-term rating categories by an NRSRO or determined by the Advisor to be of comparable quality at the time of investment. Securities rated A are considered to be investment grade, but could be more vulnerable to adverse developments than obligations with higher ratings. In addition, the Fund may invest in corporate bonds and debentures and commercial paper issued by foreign issuers.

    The remaining 35% of the Fund's assets may be invested in (i) mortgage-backed securities consisting of collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs") that are rated in one of the top two rating categories by an NRSRO and which are backed solely by Government National Mortgage Association ("GNMA") certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) asset-backed securities secured by company receivables, truck and auto loans, leases and credit card receivables rated in one of the top two rating categories by an NRSRO.

    The principal governmental issuers or guarantors of mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the U.S. Government while obligations of FNMA and FHLMC are supported by the respective agency only. The Fund may purchase mortgage-backed securities that are backed or collateralized by fixed, adjustable or floating rate mortgages.

    The Fund expects to maintain a dollar-weighted average portfolio maturity that will not exceed fifteen years. The Advisor may vary this maturity substantially in anticipation of a change in the interest rate environment.

INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND

    The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

    The Fund will be fully invested in U.S. Treasury Obligations and U.S. Government Agencies.

    The Fund will maintain a dollar-weighted average maturity of three to ten years. Under normal circumstances, the Advisor anticipates that the Fund's dollar-weighted average maturity will be approximately five years; however, the Advisor may vary this average maturity substantially in anticipation of a change in the interest rate environment.

NEW JERSEY MUNICIPAL SECURITIES FUND

    The Fund seeks to provide current income exempt from both Federal and New Jersey income taxes, consistent with preservation of capital.

    The Fund will invest at least 80% of its net assets in Municipal Securities. Under normal circumstances, except when acceptable securities are unavailable as determined by the Advisor, at least 65% of the Fund's assets will be invested in Municipal Securities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from the New Jersey gross income tax ("New Jersey Municipal Securities"). The Fund will primarily purchase (i) municipal bonds rated in one of the three highest rating categories by an NRSRO; (ii) municipal notes rated in one of the two highest rating categories by an NRSRO; (iii) commercial paper rated in one of the two highest short-term rating categories by an NRSRO; (iv) any of the foregoing determined by the Advisor to be of comparable quality at the time of investment; or (v) securities of closed-end investment companies traded on a national securities exchange. Securities rated A are considered to be investment grade but could be more vulnerable to adverse developments than obligations with higher ratings.

    The Fund expects to maintain a dollar-weighted average portfolio maturity of less than fifteen years. The Advisor may vary this maturity substantially in anticipation of a change in the interest rate environment.

    The Fund reserves the right to engage in "put" transactions, although it has no present intention to do so. In addition, the Advisor has discretion to invest up to a total of 20% of the Fund's assets in taxable money market instruments (including repurchase agreements) and securities subject to the Federal alternative minimum tax. However, the Fund generally intends to be as fully invested as possible in securities exempt from Federal income tax and not subject to the Federal alternative minimum tax.

    The Fund is a non-diversified investment company.

PENNSYLVANIA MUNICIPAL SECURITIES FUND

    The Fund seeks to provide current income exempt from both Federal and Pennsylvania income taxes, consistent with preservation of capital.

    At least 80% of the Fund's assets will be invested in Municipal Securities. Under normal circumstances, except when acceptable securities are unavailable as determined by the Advisor, at least 65% of the Fund's assets will be invested in Municipal Securities, the interest of which, in the opinion of bond counsel for the issuer, is exempt from Pennsylvania income tax ("Pennsylvania Municipal Securities"). The Fund may invest up to 10% of its assets in securities the income tax from which is subject to the Federal alternative minimum tax. Although permitted to do so, the Fund has no present intention to invest in repurchase agreements or purchase securities subject to the Federal alternative minimum tax.

    Municipal Securities that the Fund may purchase include (i) municipal bonds which are rated BBB or better by S&P or Baa or better by Moody's Investor Service, Inc. ("Moody's") at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; (ii) municipal notes which are rated at least SP-1 by S&P or MIG-1 or V-MIG-1 by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality; and
(iii) tax-exempt commercial paper rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or, if not rated, determined by the Advisor to be of comparable quality. Bonds rated BBB by S&P or Baa by Moody's have speculative characteristics.

    The Fund may invest in commitments to purchase such securities on a "when-issued" basis, and reserves the right to engage in "put" transactions. The Fund may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above.

    The Fund expects to maintain a dollar-weighted average portfolio maturity of less than fifteen years. The Advisor may vary this maturity substantially in anticipation of a change in the interest rate environment.

    The Fund is a non-diversified investment company.

HIGH YIELD BOND FUND

    The Fund seeks to maximize total return. It currently pursues this objective by investing up to 100% of its assets in the SIMT Fund, which as an identical investment objective.

    Under normal market conditions, the SIMT Fund will invest at least 65% of its total assets in fixed income securities that are rated below investment grade, I.E., rated below the top four rating categories by an NRSRO at the time of purchase or, if not rated, determined to be of comparable quality by the money manager or managers chosen by SIMC (the "Money Managers"). Securities rated in the lowest rating categories may have predominantly speculative characteristics or may be in default. The achievement of the SIMT Fund's investment objective may be more dependent on a Money Manager's own credit analysis than would be the case if the SIMT Fund invested in higher rated securities. There is no bottom limit on the ratings of high yield securities that may be purchased or held by the SIMT Fund.

    The SIMT Fund may invest in all types of fixed income securities issued by domestic or foreign issuers, including (i) mortgage-backed securities, (ii) asset-backed securities, (iii) zero coupon, pay-in-kind or deferred payment securities, and (iv) variable and floating rate instruments.

    Any assets of the SIMT Fund not invested in the fixed income securities described above may be invested in: (i) convertible securities; (ii) preferred stocks; (iii) equity securities; (iv) investment grade fixed income securities;
(v) money market securities; (vi) securities issued on a when-issued or delayed-delivery basis, including TBA mortgage-backed securities; (vii) forward foreign currency contracts; and (vii) Yankee obligations. In addition, the Portfolio may purchase or write options, futures and options on futures.

    The Money Managers may vary the average maturity of the securities in the SIMT Fund without limit, and there is no restriction on the maturity of any individual security.

GENERAL INVESTMENT POLICIES--FIXED INCOME FUNDS

    Both the Fixed Income and Intermediate-Term Government Securities Funds may purchase mortgage-backed securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. These Funds may also invest in mortgage-backed securities issued by private issuers rated in one of the two highest rating categories by an NRSRO and backed by mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

    Each of the Fixed Income Funds may invest in floating or variable rate obligations and may purchase securities on a when-issued basis. In addition, each Fund reserves the right to engage in securities lending but has no present intention to do so.

    If, after purchase, the rating of a security held by a Fixed Income Fund drops below the prescribed investment quality, such security shall be sold at a time when, in the judgment of the Advisor, it is not in the Fund's interest to continue to hold such security.

RISK FACTORS--FIXED INCOME FUNDS

    The market value of each Fixed Income Fund's fixed income investments will fluctuate in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect a Fund's net asset value.

    Mortgage-backed securities are subject to prepayment of the underlying mortgages. During periods of declining interest rates, prepayment of mortgages underlying these securities can be expected to accelerate. When the mortgage-backed securities held by a Fixed Income Fund are prepaid, the Fund must reinvest the proceeds in securities, the yield on which reflects prevailing interest rates. Thus, mortgage-backed securities may not be an effective means of locking in long-term interest rates for a Fund. Because of prepayments, it is difficult to predict the actual maturity of mortgage-backed securities, which may increase the difficulty of managing the average weighted maturity of the Funds.

    Investments in securities of foreign issuers may subject the Fixed Income Fund to different risks than those attendant to investments in securities of U.S. issuers, such as differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, and political instability. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

ADDITIONAL RISK FACTORS FOR NEW JERSEY MUNICIPAL SECURITIES

    New Jersey Municipal Securities are primarily issued by or on behalf of the State of New Jersey, its political subdivisions, agencies and instrumentalities. The concentration in obligations of New Jersey issuers by the New Jersey Municipal Securities Fund subjects the Fund to special investment risks. In particular, changes in economic conditions and governmental policies of the State of New Jersey and its municipalities could adversely affect the value of the Fund and the securities held by it. For a further description of these risks, see "New Jersey Municipal Securities and Special Considerations Relating Thereto" in this Statement of Additional Information.

ADDITIONAL RISK FACTORS FOR PENNSYLVANIA MUNICIPAL SECURITIES

    Under normal conditions the Pennsylvania Municipal Securities Fund will be fully invested in obligations that produce interest income exempt from Federal income tax and Pennsylvania state income tax. Accordingly, the Fund will have considerable investments in Pennsylvania Municipal Securities. As a result, the Fund will be more susceptible to factors that adversely affect issuers of Pennsylvania obligations than a mutual fund which does not have as great a concentration in Pennsylvania Municipal Securities.

    An investment in the Fund will be affected by the many factors that affect the financial condition of the Commonwealth of Pennsylvania. For example, financial difficulties of the Commonwealth, its counties, municipalities and school districts that hinder efforts to borrow and lower credit ratings are factors which may affect the Fund. See "Pennsylvania Municipal Securities and Special Considerations Relating Thereto" in this Statement of Additional Information.

THE EQUITY AND BALANCED FUNDS

EQUITY GROWTH FUND

    The Fund seeks long-term growth of capital.

    The Fund will normally be as fully invested as practicable in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks that are convertible into common stocks and American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"). The Advisor will invest in companies that it expects will demonstrate greater long-term earnings growth than the average company included in the S&P 500 Composite Index (the "S&P 500 Index"). This method of investing is based upon the premise that growth in a company's earnings will eventually translate into growth in the price of its stock.

    To the extent that the Fund is not invested in equity securities, the Fund may invest in the following fixed income securities for cash management purposes: U.S. Government Securities; corporate bonds and debentures rated in one of the three highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality at the time of purchase, except that as part of its investment strategy, the Fund may invest up to 5% of its total assets in lower rated bonds, commonly referred to as "junk bonds," rated B or higher by an NRSRO or determined to be of comparable quality by the Advisor; mortgage-backed securities consisting of CMOs and REMICs that are rated in one of the top two rating categories by an NRSRO and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and asset-backed securities secured by company receivables, truck and auto loans, leases and credit card receivables that are rated in one of the top two rating categories by an NRSRO. The Fund may also employ certain hedging and risk management techniques, including the purchase and sale of exchange-listed and over-the-counter ("OTC") options, futures and options on futures involving equity and debt securities, aggregates of equity and debt securities and other financial indices. The Fund may write options and invest in futures only on a covered basis.

EQUITY VALUE FUND

    The Fund seeks growth of both capital and income.

    The Fund will normally be as fully invested as practicable in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs. The Advisor will purchase equity securities which, in the Advisor's opinion, are undervalued in the marketplace at the time of purchase.

EQUITY INCOME FUND

    The Fund seeks growth of capital consistent with an emphasis on current income.

    The Fund will normally be as fully invested as practicable in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs.

MID CAP FUND

    The Fund seeks growth of both capital and income.

    The Fund will normally be as fully invested as practicable in equity securities consisting of common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs. The Advisor will purchase equity securities which, in the Advisor's opinion, are undervalued in the marketplace at the time of purchase. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of mid cap issuers (I.E., companies with market capitalizations ranging between $700 million and $7 billion at the time of purchase). The Fund may also invest in equity securities of small cap issuers (I.E, companies with market capitalizations between $100 million and $700 million at the time of purchase).

    The Advisor will attempt to maintain a highly diversified portfolio in order to reduce risks associated with investments in smaller capitalization companies which may be subject to greater volatility than investments in companies with larger capitalizations.

EQUITY INDEX FUND

    The Fund seeks investment results that correspond to the S&P 500. It currently pursues this objective by investing up to 100% of its assets in the SIF Fund, which has an identical investment objective.

    The SIF Fund's ability to duplicate the performance of the S&P 500 will depend to some extent on the size and timing of cash flows into and out of the SIF Fund, as well as on the level of the SIF Fund's expenses.

    Adjustments made to accommodate cash flows will track the S&P 500 to the maximum extent practicable, and may result in brokerage expenses for the SIF Fund. Over time, the correlation between the performance of the SIF Fund and the S&P 500 is expected to be over 0.95. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the net asset value of the SIF Fund, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the S&P 500.

    The SIF Fund will normally invest in all of the stocks which comprise the S&P 500, except when changes are made to the S&P 500 itself. The SIF Fund's policy is to fully invest in common stocks, and it is expected that cash reserves or other non-Index securities would normally be less than 10% of net assets. Accordingly, an investment in shares of the SIF Fund involves risks similar to those of investing in a fund consisting of the common stocks of some or all of the companies included in the S&P 500.

    The weightings of stocks in the S&P 500 are based on each stock's relative total market value, I.E., market price per share times the number of shares outstanding. Because of this weighting, approximately 50% of the S&P 500 is currently composed of stocks of the 50 largest companies in the S&P 500, and the S&P 500 currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange.

    The Advisor makes no attempt to "manage" the SIF Fund in the traditional sense (I.E., by using economic, financial or market analyses). The adverse financial situation of a company usually will not result in the elimination of a stock from the SIF Fund. However, an investment may be removed from the SIF Fund if, in the judgement of the Advisor, the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions. Furthermore, administrative adjustments may be made in the SIF Fund from time to time because of mergers, changes in the composition of the S&P 500 and similar reasons. In certain circumstances, the Advisor may exercise discretion in determining whether to exercise warrants and rights issued in respect to portfolio securities or whether to tender portfolio securities pursuant to a tender or exchange offer.

    The SIF Fund may enter into stock index futures contracts to maintain adequate liquidity to meet its redemption demands while maximizing the level of the SIF Fund's assets which are tracking the performance of the S&P 500, provided that the value of these contracts does not exceed 20% of the SIF Fund's total assets. The SIF Fund may only purchase those stock index futures contracts--such as futures contracts on the S&P 500--that are likely to closely duplicate the performance of the S&P 500. The SIF Fund also can sell such futures contracts in order to close out a previously established position. The SIF Fund will not enter into any stock index futures contract for the purpose of speculation, and will only enter into contracts traded on national securities exchange with standardized maturity dates.

    The SIF Fund may invest cash reserves in securities issued by the U.S. Government, its agencies or instrumentalities, bankers' acceptances, commercial paper rated at least A-1 by S&P and/or Prime-1 by Moody's, certificates of deposit or repurchase agreements involving such obligations. Such investments will not be used for defensive purposes.

    The equity securities in which the SIF Fund invests are common stocks, preferred stocks, securities convertible into common stock and ADRs.

    The SIF Fund may lend up to 20% of its assets to qualified institutions for the purpose of realizing additional income, however the SIF Fund has no present intention to lend its securities. The SIF Fund may invest in illiquid securities. The SIF Fund may enter into forward commitments, or purchase securities on a when-issued or delayed delivery basis.

    In order to maintain liquidity during times of unusual market conditions, the Fund may also invest temporarily in cash and cash items.

INTERNATIONAL EQUITY FUND

    The investment objective of the Fund is to seek capital appreciation. The Fund will attempt to achieve its objective by investing a carefully selected and continuously managed diversified portfolio consisting primarily of equity securities (including such equity-related securities as warrants, convertible bonds, debentures or convertible preferred stock) of companies located in European and Pacific Basin countries.

    Using a bottom-up investment approach, the Sub-Advisor invests in large- and medium-capitalization companies that have a long record of successful operations in their core business. Typically, such companies occupy a leading position in their industry, have consistently generated free cash flow, and achieved earnings growth through increasing market share and unit sales volumes. The Sub-Advisor's goal is to construct a portfolio of the best companies in the developed markets of Europe and the Pacific Basin without making any country bets. With approximately 80-100 names, the Fund also seeks to be well diversified in terms of industry exposure.

    From a country allocation standpoint, the Sub-Advisor's main objective is to control portfolio risk by normalizing the distribution of country/regional weights relative to those of the Fund's benchmark. The Sub-Advisor analyzes approximately 35 international equity markets, including those comprised in Morgan Stanley Capital International's EAFE (Europe, Australia and Far East) and Emerging Markets Free Indexes. The Sub-Advisor establishes a risk-variance matrix by fixing minimum/maximum ranges for each market based on its historical volatility over the last 10 years. Generally, investments in emerging markets will constitute less than 5% of the Fund's assets. The Sub-Advisor also gives consideration to such factors as market liquidity, accessibility to foreign investors, regulatory protection of shareholders, accounting and disclosure standards, transferability of funds and foreign exchange controls, if any.

    The Sub-Advisor's stock selection process begins with rigorous research into historical fundamentals, with a focus on companies that have a proven record of at least 7 to 10 years of predictable earnings. The Sub-Advisor screens a universe of approximately 3000 stocks in a market capitalization range from approximately $500 million to approximately $100 billion. The Sub-Advisor's screens are designed to be representative of each market/industry and generally cover a broad cross-section of companies which together account for about 90% of total market capitalization. The Sub-Advisor's data series focus on companies that have achieved consistent growth in cash flow, sales, operating profits, returns on equity and returns on invested capital, and that have little or no debt. The Sub-Advisor defines cash flow as recurrent net profit plus depreciation. Furthermore, the Sub-Advisor analyzes the share price in relation to earnings before interest, taxes, depreciation and amortization, and looks at the underlying trend of cash and retained earnings.

    The Sub-Advisor supplements the quantitative screening process by an analysis of qualitative criteria, one of the most important of which is to identify strong, stable and reliable management that maintains a company's market position through consistent unit volume growth and gains in market share.

    The screening process eliminates highly leveraged companies, cyclical companies and companies with erratic sales growth, negative cash flow, weak operating profits, volatile retained earnings, and low returns on equity and returns on invested capital. As a result of the screening process, the original universe of 3000 companies is distilled to an "investable universe" of approximately 250-300 stocks of analyzable companies with a proven historical record that the Sub-Advisor deems to be within its circle of competence. For each company in its investable universe, the Sub-Advisor estimates cash flow available to the company's shareholders over the next 10 years, discounting that 10-year cash flow growth by the 10-year bond of the respective country/region to calculate an intrinsic value to its market price. If the company's stock is trading lower than or close to the Sub-Advisor's determination of the company's intrinsic value, the Sub-Advisor considers it a candidate for purchase.

    Position size at purchase ranges from 1% to 3% of total portfolio assets. Within this range position size varies in proportion to the market capitalization of the company within a given country's stock market. The Sub-Advisor normally allows positions to reach a maximum of approximately 5% of total assets.

    Normally, the Fund will tend to be fully invested. Stock are sold if a country's maximum weight based on the risk-variance matrix has been exceeded. The Sub-Advisor may trim or sell positions if a company's fundamentals have deteriorated, or if it is selling significantly above the Sub-Advisor's estimation of its intrinsic value. Within each country, no conscious sector allocation decision is made. Sector allocation is the result of the stock selection within each country. The holding periods of the Fund's core positions generally exceed two years.

    For active currency risk management, the Sub-Advisor employs a systematic currency hedging approach based on a technical-trend-following model.

    Portfolio turnover is expected not to exceed an annual rate of 100% under normal circumstances. Such a turnover rate may reflect substantial short-term trading and corresponding brokerage costs which the Fund must pay.

    Under normal circumstances the Fund will have at least 65% of its assets invested in European and Pacific Basin equity securities. The Fund intends to diversify investments broadly among countries and normally to have represented in the portfolio business activities of not fewer than three different countries. The securities the Fund purchases may not always be purchased on the principal market. For example, ADRs may be purchased if trading conditions make them more attractive than the underlying security.

    The Fund may (i) enter into forward contracts to purchase or sell foreign currencies ("forward currency contracts"); (ii) purchase and write covered call options on foreign currencies ("currency options"); (iii) enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures"); or (iv) purchase and write covered call options on currency futures.

THE BALANCED FUND

    The Fund seeks growth of capital consistent with current income.

    The Fund seeks to achieve growth of capital and current income by investing in a balanced portfolio of equity securities, fixed income securities and money market securities. The actual blend will vary according to market and economic conditions. However, under normal market conditions, at least 25% of the Fund's total assets will be invested in fixed income securities. This investment policy may be changed by the Trust's Board of Trustees (the "Trustees") at any time; however, shareholders will be notified of such change in advance.

    The Fund may invest in the following equity securities: common stocks, warrants to purchase common stocks, debt securities and preferred stocks convertible into common stocks and ADRs.

    The Fund may invest in the following fixed income securities: (i) U.S. Government Securities; (ii) corporate bonds and debentures rated in one of the three highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality at the time of purchase; (iii) mortgage-backed securities consisting of CMOs and REMICs that are rated in one of the top two rating categories by an NRSRO and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (iv) asset-backed securities secured by company receivables, truck and auto loans, leases and credit card receivables which are rated in one of the top two rating categories by an NRSRO. Securities rated A are considered to be investment grade but could be more vulnerable to adverse developments than obligations with higher ratings. The Fund may invest in money market securities.

GENERAL INVESTMENT POLICIES--BALANCED AND EQUITY FUNDS

    For temporary defensive purposes during periods when the Advisor determines that market conditions warrant, each Balanced and Equity Fund may invest up to 100% of its assets in the money market securities and may hold cash for liquidity purposes. To the extent a Balanced or Equity Fund is engage in temporary defensive investing, the Fund will not be pursuing its investment objective.

    Each of the Equity Value, Equity Income, Mid Cap and Balanced Funds seeks to invest in equity securities that the Advisor believe are of high quality. In evaluating the quality of such securities, the Advisor places particular emphasis on the management history of the issuer and on ratio analyses which focus on prospective earnings, book value and anticipated growth rates.

    Securities purchased by the Balanced and Equity Funds may involve floating or variable interest rates and may be acquired through a forward commitment or on a when-issued basis.

    In addition, each Balanced and Equity Fund reserves the right to engage in securities lending. The Balanced and Equity Funds will purchase equity securities, including ADRs, that are traded in the United States on registered exchanges or the over-the-counter market. However, each of these five Funds reserves the right to invest up to 25% of its assets in foreign equity securities denominated in foreign currency and traded on foreign markets, but has no present intention to do so.

RISK FACTORS--BALANCED AND EQUITY FUNDS

    The value of the shares of the Balanced and Equity Funds will fluctuate due to the underlying securities in which these Funds invest. The market value of the convertible securities purchased by each Balanced and Equity Fund may also be affected by changes in interest rates, the credit quality of the issuer and any call provisions.

    The market value of the Balanced and Equity Growth Funds' fixed income securities will fluctuate in response to interest rate changes and other factors. See "Risk Factors--Fixed Income Funds" for a discussion of the risks associated with fixed income investments.

    Each Balanced and Equity Fund's investments in securities of foreign issuers may subject that Fund to risks different than those attendant to investments in securities of U.S. issuers, such as differences in accounting, auditing and financial reporting standards applicable in foreign countries, the possibility of expropriation or confiscatory taxation, political instability and greater fluctuations in value due to changes in currency exchange rates. There may also be less publicly available information with regard to foreign issuers than domestic issuers. In addition, foreign markets may be characterized by less liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets. Moreover, the dividends payable on an Balanced or Equity Fund's foreign securities may be subject to foreign witholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. Also, it may be more difficult to obtain a judgment in a court outside the United States. These risks could be greater in emerging markets than in more developed foreign markets because emerging markets may have less stable political environments than more developed countries.

    The Equity Growth Fund may invest in junk bonds. The Fund may also invest in options and futures. There are various risks associated with options and futures, including (i) the success of a hedging strategy may depend on an ability to accurately predict movements in security prices, interest rates or currency exchange rates; (ii) there may be little correlation between the changes in a security's value and the price of futures or options; (iii) a related future or option may not be liquid; (iv) an exchange may impose trading restrictions or limitations; (v) government regulations may restrict trading in futures and options; and (vi) the possible lack of full participation in a rise in the market value of the underlying security.

RISK FACTORS--NON-DIVERSIFICATION

    The New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds are non-diversified funds under the Investment Company Act of 1940, as amended, (the "1940 Act"), and each therefore may invest a greater portion of its assets in the securities of a smaller number of issuers and may, as a result, be subject to greater risk with respect to its portfolio securities. Each of the Funds intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), by limiting its investments so that, at the close of each quarter of the taxable year: (a) not more than 25% of the market value of the Fund's total assets is invested in the securities (other than U.S. Government securities) of a single issuer; and (b) at least 50% of the market value of the Fund's total assets is represented by (i) cash and cash items, (ii) U.S. Government securities and (iii) other securities limited in respect to any one issuer to an amount not greater in value than 5% of the market value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer.

PORTFOLIO TURNOVER RATE

    It is anticipated that the long-term average annual portfolio turnover rate for each Fixed Income, Equity and Balanced Fund will not exceed 100%; however, there may be times that the Advisor will sell securities depending on market conditions and opportunities, and the portfolio turnover rate for each Fund may reach higher levels. Higher portfolio turnover may increase the distribution which a Fund is required to make to shareholders and, therefore, lead to higher tax liability for shareholders with taxable accounts. Higher levels of portfolio turnover will also lead to higher trading costs, which are reflected in each Funds' operating expenses. With respect to the Balanced Fund, portfolio turnover applies only to its investments in equity securities and non-money market, fixed income securities, which are calculated separately.

THE FEEDER FUNDS AND THE PORTFOLIOS

    Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Feeder Fund seeks to achieve its investment objective by investing up to 100% of its assets in the corresponding Portfolio, which is a separate registered investment company with identical investment objectives. The investment objective of a Feeder Fund or a Portfolio may not be changed without shareholder approval. In addition to selling beneficial interests to the Feeder Funds, each Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of that Portfolio's expenses. However, other investors investing in a Portfolio are not required to buy their shares at the same public offering prices as the corresponding Feeder Fund. Investors in a Feeder Fund should be aware that because of these differences, other investors in the other funds that invest in the corresponding Portfolio may obtain different returns. Such differences in returns are also present in other mutual fund structures.

    Certain changes in a Portfolio's investment objective, policies or restrictions may require the corresponding Feeder Fund to redeem its investment. Any such withdrawal could result in a distribution-in-kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Feeder Fund could incur brokerage fees or other transaction costs in converting such securities into cash. The distribution-in-kind may also result in a less diversified portfolio of investments or adversely affect the liquidity of the Feeder Fund. In addition, the investment of a Feeder Fund may be withdrawn from the corresponding Portfolio at any time if the Trustees of the Trust determine that it is in the best interest of the Feeder Fund to do so.

    Upon any such withdrawal, the Trustees of the Trust would consider what action might be taken, including the investment of all of the assets of such Feeder Fund in another pooled investment entity having the same investment objective as the Feeder Fund or retaining an investment advisor to manage the Feeder Fund's assets in accordance with its investment objective and policies. The performance of a Feeder Fund might be adversely affected under such circumstances and such Feeder Fund may not be able to achieve its investment objective.

                                    THE EURO

    On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro, to help reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries converting or tying their currencies to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain. Financial transactions and market information, including share quotations and company accounts, in participating countries are denominated in Euros. Approximately 46% of the stock exchange capitalization of the total European market may now be reflected in Euros, and participating governments will now issue their bonds in Euros. Monetary policy for participating countries will now be uniformly managed by a new central bank, the European Central Bank
(ECB).

    Although it is not possible to predict the impact of the Euro implementation plan on the Funds, particularly the International Equity Fund, the transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, investors may begin to view those countries participating in the EMU as a single entity, and the Advisor may need to adapt its investment strategy accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition from current currencies to the Euro may be considered a taxable event. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

    DESCRIPTION OF PERMITTED INVESTMENTS

    AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), CONTINENTAL DEPOSITARY RECEIPTS ("CDRs") AND GLOBAL DEPOSITARY RECEIPTS ("GDRs"). ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as Continental Depositary Receipts, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

    ASSET BACKED SECURITIES. The Funds may invest in asset-backed securities including company receivables, truck and auto loans, leases, and credit card receivables. These securities, like mortgage-backed securities, represent ownership of a pool of obligations. The payment of principal and interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, these issues typically have a short to intermediate maturity structure depending on the paydown characteristics of the underlying financial assets that are passed through to the security holder. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, due to the manner in which the issuing organizations may perfect their interests in their respective obligations, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect a security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, the possibility exists that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owned on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset but is generally less than the prepayment risk associated with mortgage-backed securities.

    The development of non-mortgage asset-backed securities is at an earlier stage than that of mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for non-mortgage asset-backed securities is not as well developed as that for mortgage-backed securities guaranteed by government agencies or instrumentalities. The Advisor intends to limit purchases of non-mortgage asset-backed securities to securities that are readily marketable at the time of purchase.

    BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. They are used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

    CONVERTIBLE SECURITIES. Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

    CURRENCY TRANSACTIONS. The International Equity Fund and High Yield Bond Fund may engage in currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures and options thereon, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations of which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from an NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

    A Fund's dealings in forward currency contracts and other currency transactions such as futures, options on futures, options on currencies and swaps will be limited to hedging involving either specific transactions ("Transaction Hedging") or portfolio positions ("Position Hedging"). Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund will be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

    Position Hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency. A Fund may use Position Hedging when the Advisor, believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of market between the date the forward contract is entered into and the date its matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

    A Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

    A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which that Fund has or in which that Fund expects to have portfolio exposure.

    To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, a Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Advisor considers that the Swedish krone is linked to the Euro, the Fund holds securities dominated in krone and the Advisor believes that the value of the krone will decline against the U.S. dollar, the Advisor may enter into a contract to sell Euros and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not by present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

    RISK OF CURRENCY TRANSACTIONS. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

    DERIVATIVES. Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (E.G.,puts and calls), swap agreements, mortgage-backed securities (E.G.,CMOs, REMICs, interest-only class ("IOs") and principal-only class ("POs")), when-issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and STRIPs), and privately issued stripped securities (E.G., TGRs, TRs and CATs). See elsewhere in this "Description of Permitted Investments" for discussions of these various instruments, and see "Investment Limitations" for more information about any investment policies and limitations applicable to their use.

    EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate.

    FIXED INCOME SECURITIES. Fixed income securities consist of bonds, notes, debentures and other interest-bearing securities that represent indebtedness. The market value of the fixed income investments in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value.

    FOREIGN SECURITIES. The Funds may invest in the securities of foreign issuers, and each reserves the right to invest up to 25% of its assets in foreign equity securities denominated in foreign currencies, except for the International Equity Fund which will invest at least 65% of its assets in foreign equity securities. The Funds may also invest in EDRs, CDRs and GDRs. These instruments may subject the Funds to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in currency exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commission than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign markets may be characterized by lower liquidity, greater price volatility, less regulation and higher transaction costs than U.S. markets.

    FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Fund may enter into contracts for the purchase or sale of securities, including index contracts. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of the securities called for the by the contract at a specified price during a specified future month. When a futures contract on securities is sold, a Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. A Fund may sell stock index futures contracts in anticipation of, or during, a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. A Fund may enter into futures contracts and options thereon to the extent that not more than 5% of the Fund's assets are required as futures contract margin deposits and premiums on options and may engage in futures contracts to the extent that obligations relating to such futures contracts represent not more than 20% of the Fund's total assets.

    A Fund may also purchase and write options to buy or sell futures contracts. A Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.

    A Fund's ability to effectively utilize futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying securities, financial instruments or indices. In addition, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

    In considering the proposed use of futures contracts, particular note should be taken that futures contracts relate to the anticipated levels at some point in the future, not to the current level of the underlying instruments; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself. There is, in addition, a risk that movements in the price of futures contracts will not correlate with the movement in prices of the stock index being tracked. There may be several reasons unrelated to the value of the underlying securities which causes this situation to occur. First, all participants in the futures market are subject to initial and variation margin requirements. This amount is maintained in a segregated account at the custodian bank. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities markets and futures markets may occur. Second, because the deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions.

    A Fund will enter into such futures and options on futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. Options and futures can be volatile investments and involve certain risks. If the Advisor applies a hedge at an inappropriate time or judges interest rates incorrectly options and futures strategies may lower a Fund's return. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other instruments, or if it could not close out its positions because of an illiquid secondary market.

    No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

    The SIMT Fund has undertaken to restrict its futures contract trading as follows: First, the SIMT Fund will not engage in transactions in futures contracts for speculative purposes. Second, the SIMT Fund will not market itself to the public as a commodity pool or otherwise as a vehicle for trading in the commodities futures or commodity options markets. Third, the SIMT Fund will disclose to all prospective shareholders the purpose and limitations on its commodity futures trading. Fourth, the SIMT Fund will submit to the Commodity Futures Trading Commission ("CFTC") special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not expected to be required.

    ILLIQUID SECURITIES. All Funds may invest in illiquid securities up to the limits described in the Investment Limitations section of this Statement of Additional Information. An illiquid security is a security which cannot be disposed of within seven days in the usual course of business at approximately the price at which it is being carried on a Fund's books, and includes repurchase agreements maturing in more than seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists.

    INVESTMENT COMPANIES. A Fund may invest up to 10% of its total assets in shares of other investment companies. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. Such investments may involve the payment of substantial premiums above the net asset value of such issuers' fund securities, and are subject to limitations under the 1940 Act.

    A Fund does not intend to invest in other investment companies unless, in the judgment of the Advisor, the potential benefits of such investment exceed the associated costs relative to the benefits and costs associated with direct investments in the underlying securities. As a shareholder in an investment company, a Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. The High Yield Bond Fund and Equity Index Fund invest 100% of their assets in other investment companies under master-feeder arrangements, as discussed in the appropriate prospectus.

    JUNK BONDS. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price declines than investment grade securities due to changes in the issuer's creditworthiness and the outlook for economic growth. The market for these securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit a Fund's ability to sell such securities at their market value. In addition, the market for these securities may also be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

    The SIMT Fund will primarily invest in lower-rated bonds commonly referred to as "junk bonds" or high-yield/high-risk securities. These securities are rated "Ba" or lower by Moody's or "BB" or lower by S&P, Fitch Investors Services, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff"), IBCA Limited ("IBCA") and Thomson BankWatch ("Thomson"). These ratings indicate that the obligations are speculative and may be in default. See the Appendix for a description of the foregoing agencies' ratings.

    CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK SECURITIES. The descriptions below are intended to supplement the discussion of risks contained in the appropriate Prospectus.

    GROWTH OF HIGH-YIELD BOND, HIGH-RISK BOND MARKET. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.

    SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

    PAYMENT EXPECTATIONS. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would likely have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

    LIQUIDITY AND VALUATION. There may be little trading in the secondary market for particular bonds, which may adversely affect a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

    LEGISLATION. Federal laws require the divestiture by federally insured savings and loan associations of their investments in lower rated bonds and limit the deductibility of interest by certain corporate issuers of high yield bonds. These laws could adversely affect a Fund's net asset value and investment practices, the secondary market for high-yield securities, the financial condition of issuers of these securities and the value of outstanding high-yield securities.

    TAXES. The Funds may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Funds may have to dispose of other securities and use the proceeds to make distributions to shareholders.

    MONEY MARKET SECURITIES. Money market securities include short-term U.S. Government Securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO or determined by the Advisor to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities.

    MORTGAGE-BACKED SECURITIES. The Funds may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("FHLMC") and privately issued mortgage-backed securities. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages.

    Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

    Since prepayment rates vary widely, it is not possible to predict accurately the average maturity of a particular mortgage-backed security. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

    GOVERNMENT PASS-THROUGH SECURITIES: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities right to borrow from the U.S. Treasury. GNMA, Fannie Mae and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantees timely distributions of scheduled principal. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities value, which is likely to vary inversely with fluctuations in interest rates.

    PRIVATE PASS-THROUGH SECURITIES These are mortgage-backed securities issued by a non-governmental entity, such as a trust. These securities include CMOs and REMICs that are rated in one of the top two rating categories by an NRSRO. While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

    CMOs. The Funds may also invest in mortgage-backed securities issued by non-governmental entities. The mortgage-backed securities the Funds may purchase are CMOs and REMICs that are rated in one of the two top categories by S&P or Moody's and which are backed solely by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. Government, its agencies or instrumentalities. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage "pay-through" bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and "mortgage-backed" bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

    Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed by U.S. Government agencies or instrumentalities.

    REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

    PARALLEL PAY SECURITIES; PAC BONDS: Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

    REITs: REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The value of interests in REITs may be affected by the value of the property owned or the quality of the mortgages held by the trust.

    STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an IO while the other class may receive all of the principal payments and is thus termed the PO. The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities and can experience wide swings in value in response to changes in interest rates and associated mortgage prepayment rates. During times when interest rates are experiencing fluctuations, such securities can be difficult to price on a consistent basis. The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

    MUNICIPAL SECURITIES.  Municipal securities include:

    MUNICIPAL NOTES consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

    MUNICIPAL BONDS consist of general obligation bonds, revenue or special obligation bonds and private activity bonds, the interest paid on which is excludable from Federal income tax. Private activity bonds are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking and low-income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues and is dependent solely on the ability of the facility's operator to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

    The Funds may also purchase variable and floating rate demand notes and synthetic variable rate demand notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund involved can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The Advisor will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a creditworthy financial institution or the payment obligation otherwise will be collateralized by U.S. Government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or a participation interest or demand note with a demand feature exceeding seven days may be deemed to be an illiquid security subject to each Fund's investment limitations restricting its purchases of illiquid securities. The Advisor may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings applicable to each Fund and satisfy other applicable requirements.

    NEW JERSEY MUNICIPAL SECURITIES AND SPECIAL CONSIDERATIONS RELATING THERETO. The New Jersey Municipal Securities Fund invests primarily in the obligations of New Jersey State government and various local governments, including counties, cities, special districts, agencies and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.

    New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,077 persons per square mile, it is the most densely populated of all the states. New Jersey is located at the center of the megalopolis which extends from Boston to Washington, and which includes over one-fifth of the country's population. This central location in the northeastern corridor, the transportation and port facilities and proximity to New York City make the State an attractive location for corporate headquarters and international business offices. A number of Fortune Magazine's top 500 companies maintain headquarters or major facilities in New Jersey.

    The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey has the Atlantic seashore on the east and lakes and mountains in the north and northwest, which provide recreation for residents as well as for out-of-state visitors. Since 1976, casino gambling in Atlantic city has been an important State tourist attraction.

    Between 1980 and 1990, New Jersey's annual population growth was 0.51 percent and between 1990 and 1997, it accelerated slightly to .53 percent. While this rate of growth is less than that for the United States, it compares favorably with other Middle Atlantic States. New York has shown a 0.11 percent annual rate of increase since 1990 and Pennsylvania's population has increased
0.16 percent per year. Historically, New Jersey's average per capita income has been well above the national average. In 1997 the State ranked second among all the states in per capita personal income at $32,654, compared to a national average of $25,598.

    The onset of the national recession (which officially began in July 1990 according to the National Bureau of Economic Research) caused an acceleration of New Jersey's job losses in construction and manufacturing. In addition, the national recession caused an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities, trucking and warehousing. Reflecting the downturn, the rate of unemployment in the State rose from a low of 4.1% for 1989 to 8.5% in 1992, which was greater than the national average of 7.5% for that year. Improvement has been slow but steady. New Jersey's unemployment rate dropped to 5.0% in June 1998 versus the national average of 4.5% at that time.

    In its seventh year of expansion, the State has benefited and will continue to benefit from national growth. While the latest national indicators show that economic growth strongly accelerated during the first quarter of 1998, the inflation rate remained low. After a robust economic growth of 5.5% in the first quarter of 1998, inflation-adjusted gross domestic product slowed to 1.4% in the second quarter. This second quarter pace is slower, but is positive and more sustainable.

    Business investment expenditures and consumer spending have increased substantially in the nation as well as in the State. Capital and consumer spending may continue to rise due to the sustained character of economic growth and the interest-sensitive homebuilding industry may continue to provide stimulus both nationally and in New Jersey. It is expected that the employment and income growth that has and is taking place will lead to further growth in State consumer outlays.

    Looking further ahead, prospects for New Jersey are favorable. While growth is likely to be slower than in the nation, the locational advantages that have served New Jersey well for many years will still be there. Structural changes that have been going on for years can be expected to continue, with job creation concentrated most heavily in the service industries.

    The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State tax revenues and certain other fees are pledged to meet the principal and interest payments and if provided, redemption premium payments, if any, required to repay the bonds. General obligation debt must be approved by voter referendum and is used primarily to finance various environmental, transportation, correctional and institutional projects. As of June 30, 1998, the state's outstanding general obligation debt totaled $3.6 billion. The debt service obligation for such outstanding indebtedness was $484 million for fiscal year 1998.

    The State operates on a fiscal year beginning July 1 and ending June 30. On June 30, 1998, Governor Whitman signed the New Jersey Legislature's $18.1 billion budget for fiscal year 1999. As part of the fiscal year 1999 budget, the State enacted additional tax cuts. The State closed recent fiscal years with surpluses in the general fund (the fund into which all State revenues not otherwise restricted by statute are deposited and from which appropriations are made) of $569.2 million in 1995, $442 million in 1996, $280.5 million in 1997, and $143.9 million in 1998. It is estimated that fiscal year 1999 will end with a surplus of $199 million.

    All outstanding general obligation bonds of New Jersey are rated "AA+" by S&P, "Aa1" by Moody's and "AA+" by Fitch. The ratings reflect only the views of the rating agencies.

    PENNSYLVANIA MUNICIPAL SECURITIES AND SPECIAL CONSIDERATIONS RELATING THERETO. The Pennsylvania Municipal Securities Fund invests primarily in the obligations of Pennsylvania state government, state agencies and various local governments, including counties, cities, townships, special districts, and authorities. In general, the credit quality and credit risk of any issuer's debt depend on the state and local economy, the health of the issuer's finances, the amount of the issuer's debt, the quality of management, and the strength of legal provisions in debt documents that protect debt holders. Credit risk is usually lower wherever the economy is strong, growing and diversified; financial operations are sound; and the debt burden is reasonable.

    The Commonwealth of Pennsylvania is one of the most populous states, ranking fifth behind California, New York, Texas and Florida. Pennsylvania is an established yet growing state with a diversified economy, and is the headquarters for many major corporations. Pennsylvania had been historically identified as a heavy industry state. That reputation has changed over the last thirty years as the coal, steel and railroad industries declined and the Commonwealth's business environment readjusted to reflect a more diversified industrial base. This economic readjustment was a direct result of a long-term shift in jobs, investment and workers away from the northeast part of the nation. Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical and health services, education, and financial institutions. Pennsylvania's workforce is estimated at 5.9 million people, ranking as the sixth largest labor pool in the nation. The high level of education embodied in the Commonwealth's work force fosters a wide variety of employment capabilities with the State's basic and higher education statistics comparing favorably with other states in the nation.

    The Commonwealth is highly urbanized. Of the Commonwealth's 1990 census population, 79 percent resided in the 15 Metropolitan Statistical Areas ("MSAs") of the Commonwealth. The largest MSAs in the Commonwealth are those which include the cities of Philadelphia and Pittsburgh, which together contain almost 44 percent of the State's total population. The population of Pennsylvania,
12.02 million people in 1997, according to the U.S. Bureau of the Census, represents a slight increase from the 1988 population of 11.85 million. A high proportion of Pennsylvania's population is comprised of persons 65 and over.

    Non-agricultural employment in Pennsylvania over the ten years ending in 1997 increased at an annual rate of 0.76 percent, compared to a 0.17 percent rate for the Middle Atlantic region and 1.69 percent for the U.S. during the period 1988 through 1997. For the five years ending with 1997, employment in the Commonwealth has increased 5.4 percent, which is higher than the 4.8 percent growth in the Middle Atlantic region during this period. Non-manufacturing employment in Pennsylvania has increased in recent years to 82.7 percent of total employment in 1997. Consequently, manufacturing employment constitutes a diminished share of total employment within the Commonwealth.

    In 1994 and 1995, Pennsylvania's annual average unemployment rate was below the Middle Atlantic Region's average, but slightly higher than that of the United States. As of October 1998, the most recent month for which data is available, the seasonally adjusted unemployment rate for the Commonwealth was
4.7 percent, compared to 4.6 percent for the United States.

    Personal income in the Commonwealth for 1997 is $308.6 billion, an increase of 4.5 percent over the previous year. During the same period, national personal income increased at a rate of 5.7 percent. Based on the 1997 personal income estimates, per capita income for 1997 is at $25,678 in the Commonwealth compared to per capita income in the United States of $25,298.

    Commonwealth revenues (prior to tax refunds) during the 1998 fiscal year totaled $18,123.2 million, $676.1 million (3.9 percent) above the estimate made at the time the budget was enacted. Tax revenue received in fiscal 1998 grew 4.8 percent over tax revenues received during fiscal 1997. This rate of increase includes the effect of legislated tax reductions that affected receipts during both fiscal years and therefore understates the actual underlying rate of growth of tax revenue during fiscal 1998. Expenditures from all fiscal 1998 appropriations of Commonwealth revenues totaled $17,229.8 million (excluding pooled financing expenditures and net of current year lapses). This amount represents an increase of 4.5 percent over fiscal 1997 appropriation expenditures.

    The unappropriated balance of Commonwealth revenues increased during the 1998 fiscal year by $86.4 million to $488.7 million at June 30, 1998 (prior to reserves for transfer to the Tax Stabilization Reserve Fund). Higher than estimated revenues, offset in part by increased reserves for tax refunds, and slightly lower expenditures than budgeted were responsible for the increase. Transfers to the Tax Stabilization Reserve Fund for fiscal 1998 operations will total $223.3 million, consisting of $73.3 million representing the required transfer of fifteen percent of the ending unappropriated surplus balance, plus an additional $150 million authorized by the General Assembly when it enacted the fiscal 1999 budget. With these transfers, the balance in the Tax Stabilization Reserve Fund will exceed $664 million and represent 3.7 percent of fiscal 1998 revenues.

    By law, the Governor must submit a balanced operating budget and while the General Assembly may change items, the Governor retains a line-item veto power. Total appropriations cannot exceed estimated revenues, also taking into account any deficit or surplus remaining from the previous year. When adjusted to include the estimated effect of enacted tax changes, fiscal 1999 Commonwealth revenues are projected to increase by 1.66 percent over actual Commonwealth revenues for fiscal 1998. Tax reductions included in the enacted 1999 fiscal year budget totaled an estimated $241.0 million for fiscal 1999 and reserves for tax refunds for fiscal 1999 total $603.9 million. Appropriations enacted for fiscal 1999 are 4.1 percent ($705.1 million) above the appropriations enacted for fiscal 1998 (including supplemental appropriations). The enacted fiscal 1999 budget assumes the draw down of the $265.4 million beginning budgetary balance by $143.9 million to an estimated closing balance, prior to transfer of the required portion to the Tax Stabilization Reserve Fund, of $124.3 million. For the fiscal year through October 1998, Commonwealth revenues are $69.2 million, or 1.3 percent above estimate for the period.

    All outstanding general obligation bonds of the Commonwealth are rated AA by S&P, Aa3 by Moody's and AA by Fitch. The ratings reflect only the views of the rating agencies.

    OPTIONS. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchase of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

    A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund pays a premium for purchasing put and call options. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

    A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decrease in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

    A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of nonperformance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

    A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on securities or foreign currency written by a Fund will be covered with an equal amount of the underlying security or foreign currency or other liquid assets and/or cash. With respect to put options on securities or foreign currency written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of liquid assets and/or cash in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

    A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

    All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing liquid assets and/or cash with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

    RISK FACTORS. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

    RECEIPTS. The Funds may invest in receipts. Interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TIGRs and CATS are interests in private proprietary accounts while TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities; for more information, see "Zero Coupon Securities."

    REPURCHASE AGREEMENTS. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a person (E.G., a portfolio) obtains a security and simultaneously commits to return the security to the seller (a financial institution deemed to present minimal risk of bankruptcy during the term of the agreement based on guidelines established by the Trustees of the Trust) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

    Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, a Fund takes actual or constructive possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the United States Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

    RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may only acquire obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or (ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). Investments in second tier securities (second tier conduit securities for the Tax-Exempt

Money Market Fund) are subject to the further constraint that (i) no more than 5% of a Fund's assets may be invested in such securities in the aggregate, and
(ii) any investments in such securities of one issuer is limited to the greater of 1% of a Fund's total assets or $1 million. A taxable money market fund may hold more than 5% of its assets in the first tier securities of a single issuer for three business days. A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. The Advisor will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The securities that money market funds may acquire may be supported by credit enhancements, such as demand features or guarantees. SEC regulations limit the percentage of securities that a money market fund may hold for which a single issuer provides credit enhancements.

    RESTRICTED SECURITIES. Each of the Funds may invest in restricted securities. Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

    SECURITIES OF FOREIGN ISSUERS. There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments, the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. Also it may be more difficult to obtain a judgment in a court outside the United States.

    SECURITIES LENDING. Each Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by cash, U.S. Government securities, or any combination of cash and such securities, as collateral equal at all times to at least 100% of the market value of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets taken at fair market value. A Fund will continue to receive interest or dividends on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities if the borrowers fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use SEI Investments Distribution Co. ("SEI Investments" or the "Distributor") or a broker/dealer affiliate of the Advisor as a broker in these transactions.

    STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving standby commitments or puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the Advisor believes present minimum credit risks, and the Advisor will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

    Municipal Securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. The sale of the securities to a third party or the lapse of a certain period of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments and puts, which are not integral parts of the security as originally issued, held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

    STOCK INDEX FUTURES. The Funds may invest in stock index futures as permitted in the Investment Limitations section of this Statement of Additional Information. The nature of initial and variation margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, the margin is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. The value of the contract usually will vary in direct proportion to the total face value. Market value of a stock index futures position is defined as the closing value of the index multiplied by 500 times the number of contracts held.

    A Fund's ability to effectively utilize futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying stock index. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

    In considering the proposed use of futures contracts, particular note should be taken that futures contracts relate to the anticipated levels at some point in the future, not to the current level of the underlying instruments; thus, for example, trading of stock index futures may not reflect the trading of the securities which are used to formulate an index or even actual fluctuations in the relevant index itself. There is, in addition, a risk that movements in the price of futures contracts will not correlate with the movement in prices of the stock index being tracked. There may be several reasons unrelated to the value of the underlying securities which causes this situation to occur. First, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities markets and futures markets may occur. Second, because the deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions.

    The SIF Fund has undertaken to restrict its futures contract trading as follows: First, the SIF Fund will not engage in transactions in futures contracts for speculative purposes. Second, the SIF Fund will not market itself to the public as a commodity pool or otherwise as a vehicle for trading in the commodities futures or commodity options markets. Third, the SIF Fund will disclose to all prospective shareholders the purpose and limitations on its commodity futures trading. Fourth, the SIF Fund will submit to the Commodity Futures Trading Commission ("CFTC") special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not expected to be required.

    No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

    TAXABLE MUNICIPAL SECURITIES. Taxable Municipal Securities are municipal securities the interest on which is not exempt from Federal income tax. Taxable Municipal Securities include "private activity bonds" that are issued by or on behalf of states or their political subdivisions to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of, and facilities for, charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots and low income housing. The payment of principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's operator to meet its financial obligations, and may be secured by a pledge of the financial real and/or personal property.

    TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

    U.S. GOVERNMENT AGENCIES. Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

    U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

    VARIABLE AND FLOATING RATE INSTRUMENTS. Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

    VARIABLE AMOUNT MASTER DEMAND NOTES. The Funds may invest in variable amount master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

    WARRANTS. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

    WHEN-ISSUED SECURITIES. The Funds may acquire fixed income and equity securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Funds will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities may be subject to market fluctuation, and no interest accrues to the purchaser on a fixed income security to the purchaser during this period. The payment obligation and the interest rate that will be received on the fixed income securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

    Segregated accounts will be established with the Funds' custodian and the Funds will maintain liquid assets and/or cash in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at all times equal to the amount of such commitments.

    YANKEE OBLIGATIONS. Yankee obligations are U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission or issue under Rule 144A under the Securities Act of 1933. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by full faith and credit of the foreign government.

    ZERO COUPON SECURITIES. The Funds may invest in zero coupon securities. STRIPS and receipts (TRs, TIGRs and CATS) are sold as zero coupons securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

    Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or
(ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

I.  INVESTMENT LIMITATIONS OF THE TRUST

    The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

    Each Fund may not:

 1. Each Fund may not acquire more than 5% of the voting securities of any one issuer. The Equity Growth Fund, Equity Value Fund, Equity Income Fund, Mid Cap Fund, Balanced Fund, International Equity Fund, Fixed Income Fund, New Jersey Municipal Securities Fund and Pennsylvania Municipal Securities Fund may not, with respect to 75% of the Fund's assets, acquire more than 10% of any class of the outstanding voting securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

 2. Invest in companies for the purpose of exercising control; provided, that this limitation does not apply to the Equity Growth Fund, International Equity Fund, High Yield Bond Fund or Equity Index Fund.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of total assets. For the Equity Growth Fund, Equity Value Fund, Equity Income Fund, Mid Cap Fund, Balanced Fund, Fixed Income Fund, New Jersey Municipal Securities Fund and Pennsylvania Municipal Securities Fund the amount borrowed may not exceed 33 1/3% of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included for temporary liquidity or emergency purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

 4. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

 5. Purchase or sell real estate, real estate limited partnership interests, futures contracts, commodities or commodities contracts; provided that this shall not prevent a Fund from investing in readily marketable securities of issuers which own or invest in real estate, or commodities or commodities contracts;

    and provided that the Equity Growth, Equity Value, Equity Income, Equity Index, Mid Cap, Balanced, Fixed Income, New Jersey Municipal Securities, Pennsylvania Municipal Securities, High Yield Bond and International Equity Funds can invest in futures contracts, commodities and commodities contracts.

 6. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

 7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

 8. Purchase securities of other investment companies except as permitted by the 1940 Act, as amended, and the rules and regulations thereunder. Under these rules and regulations, as currently in effect, a Fund is generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the Fund's total assets. The 1940 Act and the rules and regulations thereunder permit feeder funds to invest up to 100% of their assets in corresponding master funds.

 9. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

 10. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities; provided that limitation does not apply to the Equity Growth Fund, International Equity, High Yield Bond and Equity Index Funds.

 11. Make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) engage in securities lending.

    Each Non-Money Market Fund may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's total assets. This restriction does not apply to the New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds.

 2. Purchase any securities which would cause more than 25% of the total assets of any Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities or, with respect to the Fixed Income Funds only, to investments in tax-exempt securities issued by governments or political subdivisions of governments. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas, gas transmissions, electric and telephone will each be considered a separate industry; (ii) financial services companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) with respect to the Balanced and Equity Funds, only, supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) with respect to the Equity and Balanced Funds only, governmental issuers within a particular country will be deemed to be conducting their principal business activities in the same industry.

    Each Money Market Fund may not:

 1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer. This restriction applies to 75% of each Fund's total assets.

 2. Purchase any securities which would cause more than 25% of the total assets of any Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements involving such securities and obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulation as U.S. banks or to investments in tax exempt securities issued by governments or political subdivisions of governments.

    The foregoing percentage limitations apply at the time of the purchase of a security.

    Notwithstanding the foregoing, each of the High Yield Bond and Equity Index Funds may invest up to 100% of its assets in another investment company, or series thereof, with substantially similar investment objectives, policies and limitations.

    The investment objectives are fundamental policies of each Fund. In addition, it is a fundamental policy of the New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds to invest at least 80% of their respective total assets in municipal securities. It is a fundamental policy of each Money Market Fund to use its best efforts to maintain a constant net asset value of $1.00 per share although there can be no assurance the Fund will be able to do so. It is also a fundamental policy of the Tax-Exempt Money Market Fund to invest at least 80% of its assets in municipal securities.

    NON-FUNDAMENTAL POLICIES. The following investment policies are non-fundamental policies that may be changed by the Board of Trustees without shareholder approval.

    No Fund may:

 1. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases; provided that this limitation does not apply to the Equity Growth Fund.

 2. Except for the High Yield Bond, Equity Index, Equity Growth and International Equity, Equity Value, Equity Income, Mid Cap and Balanced Funds, write or purchase puts, calls, options, warrants, or combinations thereof; except that (i) the Tax-Exempt Money Market, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds may purchase securities subject to a put and (ii) the Equity Value, Equity Income, Mid Cap and Balanced Funds may purchase warrants. However, the Equity Value, Equity Income, Mid Cap and Balanced Funds each may not invest more than 5% of its net assets in warrants; provided that of this 5%, no more than 2% may be in warrants not listed on the New York Stock Exchange or the American Stock Exchange.

    The following non-fundamental policies are additional policies with respect to the Equity Growth, International Equity, High Yield Bond and Equity Index Funds only.

    The Equity Growth, International Equity, High Yield Bond and Equity Index Funds may not:

 1. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or any investment advisor of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

 2. Invest in companies for the purpose of exercising control.

    The foregoing percentages apply at the time of the purchase of a security.

    It is a non-fundamental policy of each Money Market Fund to invest no more than 10% of its net assets in illiquid securities (as defined under "Description of Permitted Investments"). It is a non-fundamental policy of each Non-Money Market Fund to invest no more than 15% of its net assets in illiquid securities.

II.  INVESTMENTS LIMITATIONS OF THE SIMT FUND

    The following investment limitations are fundamental policies of the SIMT Fund (or the "Portfolio") which cannot be changed without the consent of the holders of a majority of the SIMT Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the SIMT Fund's shares present at a meeting, if more than 50% of the outstanding shares of the SIMT Fund are present or represented by proxy, or (ii) more than 50% of the SIMT Fund's outstanding shares, whichever is less.

    The SIMT Fund may not:

 1. Make loans if, as a result, more than 33 1/3% of its total assets would be loaned to other parties, except that the Portfolio may (i) purchase or hold debt instruments in accordance with its investment objective and policies;
    (ii) enter into repurchase agreements; and (iii) lend its securities.

 2. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Portfolio may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

 3. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.

 4. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 5. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. These investment limitations and the investment limitations in SIMT's prospectus are fundamental policies of SIMT and may not be changed without shareholder approval.

    NON-FUNDAMENTAL POLICIES. The following investment policies are non-fundamental policies that may be changed by SIMT's Board of Trustees without shareholder approval.

    The SIMT Fund may not:

 1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

 2. Invest in companies for the purpose of exercising control.

 3. Purchase securities on margin or effect short sales, except that the Portfolio may (i) obtain short term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

 4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or an order of exemption therefrom.

 5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

 6. Purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its total assets would be invested in such securities.

    Under rules and regulations established by the SEC, an investment company is typically prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the investment company owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total investment company's assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the investment company. However, certain investment companies may rely upon SEC exemptive orders which permit the investment company to invest in other investment companies beyond these percentage limitations. An investment company's purchase of such securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

    Each of the foregoing percentage limitations (except with respect to the limitation on investing in illiquid securities) apply at the time of purchase.

III.  INVESTMENT LIMITATIONS OF THE SIF FUND

    The following investment limitations are fundamental policies of the SIF Fund (or the "Portfolio") which cannot be changed without the consent of the holders of a majority of the SIF Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the SIF Fund's shares present at a meeting, if more than 50% of the outstanding shares of the SIF Fund are present or represented by proxy, or (ii) more than 50% of the SIF Fund's outstanding shares, whichever is less.

    The SIF Fund may not:

 1. Pledge, mortgage or hypothecate assets, except to secure temporary borrowings as described in the SIF Fund prospectus in aggregate amounts not to exceed 10% of the net assets of the Portfolio taken at current value at the time of the incurrence of such loan and in connection with stock index futures trading as provided in SIF's prospectus and Statement of Additional Information.

 2. Invest in companies for the purpose of exercising control.

 3. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts. However, subject to its permitted investments, the Portfolio may purchase (i) obligations issued by companies which invest in real estate, commodities or commodities contracts, and (ii) commodities contracts related to financial instruments, such as financial futures contracts.

 4. Make short sales of securities, maintain a short position or purchase securities on margin, except that SIF may obtain short-term credits as necessary for the clearance of security transactions.

 5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

 6. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds.

 7. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the SIF S&P 500 Index Portfolio prospectus and SIF's Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

 8. Purchase or retain securities of an issuer if, to the knowledge of SIF, an officer, trustee, partner or director of SIF or any investment advisor of SIF owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

 9. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 5% of the total assets (taken at current value) would be invested in such securities.

 10. Purchase warrants, puts, calls, straddles, spreads or combinations thereof.

 11. Invest in interests in oil, gas or other mineral exploration or development programs.

 12. Purchase restricted securities (securities which must be registered under the Securities Act of 1933 before they may be offered or sold to the public) or other illiquid securities except as described in SIF's prospectus and Statement of Additional Information.

    The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. These investment limitations and the investment limitations in SIF's Prospectus are fundamental policies of SIF and may not be changed without shareholder approval.

                            MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS OF THE TRUST

    The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Oak Associates Funds, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Advisor Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.

JAMES B. GRECCO--Trustee--Date of Birth: 02/17/33--President, Grecco Auto Body Inc. (1986-present); President, Grecco Auto Imports, Inc. (1970-present); President, Joyce Motor Corp. (1979-present); President, Grecco Auto Leasing Inc. (1964-present); President, Grecco Lincoln Mercury Inc. (1964-present).

CHRISTINE H. YACKMAN--Trustee--Date of Birth: 12/30/61--Executive and Corporate Officer, Edgeboro Disposal, Inc. and Affiliated Companies (1991-present); Office Manager, Herbert Sand Co., Inc. (1981-1986).

ARTHUR L. BERMAN--Trustee--Date of Birth: 07/27/27--President of Bertek, Inc. (1972-1994).

RAY KONRAD--Trustee--Date of Birth: 09/17/36--Chairman and Chief Executive Officer of American Compressed Gases, Inc. (1961-present).

THOMAS D. SAYLES, JR.--Trustee*--Date of Birth: 01/16/32--Consultant (1995-present); Chairman of Summit Bank (1971-1995).

ROBERT A. NESHER--Chairman of the Board of Trustees*--Date of Birth:
08/17/46--Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Executive Vice President of SEI Investments, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Advisors' Inner Circle Fund, The Arbor Fund, Boston 1784 Funds-Registered Trademark-, The Expedition Funds, Oak Associates Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

MARK E. NAGLE--President and Chief Executive Officer--Date of Birth: 10/20/59. Vice President of Fund Accounting and Administration for SEI Fund Resources and Vice President of the Administrator since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 to November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981 to September 1995.

KEVIN P. ROBINS--Vice President and Assistant Secretary--Date of Birth:
04/15/61--Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Assistant Secretary of SEI Investments since 1992; Secretary of the Administrator and Distributor since 1994. Vice President, General Counsel and Assistant Secretary of the Administrator and the Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT--Secretary--Date of Birth: 10/25/45--1701 Market Street, Philadelphia, PA 19103-2921, Partner of Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

SANDRA K. ORLOW--Vice President and Assistant Secretary--Date of Birth:
10/18/53--Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

TODD B. CIPPERMAN--Vice President and Assistant Secretary--Date of Birth:
02/14/66--Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

JOSEPH M. O'DONNELL--Vice President and Assistant Secretary--Date of Birth:
01/13/54--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc. (1993-1997). Staff Counsel and Secretary, Provident Mutual Family of Funds (1990-1993).

LYDIA A. GAVALIS--Vice President and Assistant Secretary--Date of Birth:
06/5/64--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange (1989-1998).

LYNDA J. STRIEGEL--Vice President and Assistant Secretary--Date of Birth:
10/30/48--Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc. (1997-1998). Partner, Groom and Nordberg, Chartered (1996-1997). Associate General Counsel, Riggs Bank, N.A. (1991-1995).

KATHY HEILIG--Vice President and Assistant Secretary--Date of Birth:
12/21/58--Treasurer of SEI Investments Company since 1997; Assistant Controller of SEI Investments Company since 1995; Vice President of SEI Investments Company since 1991; Director of Taxes of SEI Investments Company 1987 to 1991; Tax Manager--Arthur Andersen LLP prior to 1987.

JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary--Date of
Birth: 06/30/64-- Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.

CHRISTOPHER F. SALFI--Controller and Chief Financial Officer--Date of Birth:
11/28/63--Director, Fund Accounting, SEI Investments since January 1998; prior to his current position, served most recently as Fund Accounting Manager of SEI Investments from 1994 to 1997; Investment Accounting Manager, PFPC from 1993 to 1994; FPS Services, Inc. from 1986 to 1993.

------------------------

* "Interested person" within the meaning of the 1940 Act.

    The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays the fees for Trustees who are not affiliated with the Administrator. During the fiscal year ended December 31, 1998, the
Trust paid approximately $      in fees to the unaffiliated Trustees.
Compensation of officers and Trustees of the Trust affiliated with the Administrator is paid by the Administrator.

                               COMPENSATION TABLE

                                                                                                TOTAL COMPENSATION FROM
                                                                                 ESTIMATED    REGISTRANT AND FUND COMPLEX
                                                              PENSION OR          ANNUAL       PAID TO TRUSTEES FOR THE
                                         AGGREGATE        RETIREMENT BENEFITS    BENEFITS               FISCAL
                                       COMPENSATION       ACCRUED AS PART OF       UPON         YEAR ENDED DECEMBER 31,
NAME OF PERSON, POSITION            FROM REGISTRANT(1)       FUND EXPENSES      RETIREMENT              1998(2)
---------------------------------  ---------------------  -------------------  -------------  ---------------------------
Arthur L. Berman, Trustee........        $                           N/A               N/A     $      for services on 1
                                                                                                         board
Ray Konrad, Trustee..............        $                           N/A               N/A     $      for services on 1
                                                                                                         board
James B. Grecco, Trustee.........        $                           N/A               N/A     $      for services on 1
                                                                                                         board
Christine H. Yackman, Trustee....        $                           N/A               N/A     $      for services on 1
                                                                                                         board
Thomas D. Sayles, Jr.,                   $                           N/A               N/A     $      for services on 1
Trustee(3).......................                                                                        board
Robert A. Nesher, Trustee(3).....        $       0                   N/A               N/A                $0

------------------------

(1) Amounts do not include travel expenses.

(2) There are no other investment companies in the "Fund Complex" (as that term is defined in the Securities and Exchange Act of 1934, as amended).

(3) Messrs. Sayles and Nesher are "interested persons" as defined in the 1940
    Act.

II. TRUSTEES AND OFFICERS OF SIMT AND SIF

    The following individuals currently serve as the Trustees and Officers of SIMT and SIF. For those executive officers who are also officers of the Trust, only the name and office of the Trustee or officer is set forth below.

ROBERT A. NESHER--Chairman of the Board of Trustees.*

GEORGE J. SULLIVAN, JR.--Trustee--Date of Birth: 11/13/42--General Partner, Teton Partners, L.P., since 1991; Chief Financial Officer, Noble Partners, L.P., since 1991; Treasurer and Clerk, Peak Asset Management, Inc. since 1991; Trustee, Navigator Securities Lending Trust since 1995. Trustee of SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds and SEI Institutional Investments Trust.

WILLIAM M. DORAN--Trustee*--Date of Birth: 05/06/40--1701 Market Street, Philadelphia, PA 19103-2921. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Manager and Distributor, Director and Secretary of SEI Investments and Secretary of the Advisor, Manager and Distributor. Trustee of The Arbor Fund, The Advisors' Inner Circle Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, and SEI Tax Exempt Trust.

F. WENDELL GOOCH--Trustee**--Date of Birth: 12/03/32--P.O. Box 190, Paoli, IN 47454. President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January 1981, President, H & W Distribution, Inc. since July 1984. Trustee of STI Classic Funds.

FRANK E. MORRIS***--Trustee**--Date of Birth: 12/30/23--105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, The Advisors' Inner Circle Fund,

SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, and SEI Tax Exempt Trust.

JAMES M. STOREY--Trustee**--Date of Birth: 04/12/31--Retired; Partner, Dechert Price & Rhoads, from September 1987-December 1993; Trustee of The Arbor Fund, The Advisors' Inner Circle Fund, The Expedition Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, and SEI Tax Exempt Trust.

EDWARD D. LOUGHLIN--President and Chief Executive Officer--Date of Birth:
03/07/51--Executive Vice President and President--Asset Management Division of SEI Investments since 1994. Senior Vice President, SEI Investments, 1986-1991; Vice President, SEI Investments, 1981-1986.

CYNTHIA M. PARRISH--Vice President and Assistant Secretary--Date of Birth:
10/23/59--Vice President and Assistant Secretary of the SEI Investments and the Distributor since August 1997. Branch Chief, Division of Enforcement, U.S. Securities and Exchange Commission, January 1995-August 1997. Senior Counsel--Division of Enforcement, U.S. Securities and Exchange Commission, September 1992-
January 1995.

MARK E. NAGLE--Controller and Chief Financial Officer.

RICHARD W. GRANT--Secretary.

SANDRA K. ORLOW--Vice President and Assistant Secretary-Vice President, Assistant Secretary.

KEVIN P. ROBINS--Vice President, Assistant Secretary.

TODD CIPPERMAN--Vice President, Assistant Secretary.

JOSEPH M. O'DONNELL--Vice President, Assistant Secretary.

LYDIA A. GAVALIS--Vice President, Assistant Secretary.

LYNDA J. STRIEGEL--Vice President, Assistant Secretary.

KATHY HEILIG--Vice President, Assistant Secretary.

JAMES R. FOGGO (DOB 06/30/64)--Vice President and Assistant Secretary.

------------------------

* Messrs. Nesher and Doran are Trustees who may be deemed to be "interested persons" of SIMT as the term is defined in the 1940 Act.

** Messrs. Gooch, Storey, Morris and Sullivan serve as members of the Audit Committee of the Trust.

[*** MR. MORRIS RETIRED FROM THE BOARD ON DECEMBER 30, 1998.]

    For the fiscal year ended September 30, 1998, SIMT paid the following amounts to the Trustees:

                                                                                                       TOTAL COMPENSATION FROM
                                  AGGREGATE COMPENSATION         PENSION OR                          REGISTRANT AND FUND COMPLEX
                                   FROM SIMT FOR FISCAL      RETIREMENT BENEFITS       ESTIMATED        PAID TO DIRECTORS FOR
                                  YEAR END SEPTEMBER 30,   ACCRUED AS PART OF FUND  ANNUAL BENEFITS   FISCAL YEAR END SEPTEMBER
NAME OF PERSON AND POSITION                1998                   EXPENSES          UPON RETIREMENT           30, 1998
--------------------------------  -----------------------  -----------------------  ---------------  ---------------------------
Robert A. Nesher, Trustee.......         $       0                $       0            $       0                 $0
George J. Sullivan, Jr.,                 $                        $       0            $       0      $      for services on 8
Trustee.........................                                                                               boards
William M. Doran, Trustee.......         $       0                $       0            $       0                 $0
F. Wendell Gooch, Trustee.......         $                        $       0            $       0      $      for services on 8
                                                                                                               boards
Frank E. Morris, Trustee*.......         $                        $       0            $       0      $      for services on 8
                                                                                                               boards
James M. Storey, Trustee........         $                        $       0            $       0      $      for services on 8
                                                                                                               boards

------------------------

*   Mr. Morris retired from the Board effective December 30, 1998.

   Mr. Edward W. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.

    For the fiscal year ended March 31, 1998, SIF paid the following amounts to the Trustees:

                                     AGGREGATE
                                 COMPENSATION FROM      PENSION OR         ESTIMATED        TOTAL COMPENSATION FROM
                                  SIF FOR FISCAL    RETIREMENT BENEFITS     ANNUAL        REGISTRANT AND FUND COMPLEX
                                  YEAR END MARCH    ACCRUED AS PART OF   BENEFITS UPON   PAID TO DIRECTORS FOR FISCAL
NAME OF PERSON AND POSITION          31, 1998          FUND EXPENSES      RETIREMENT        YEAR END MARCH 31, 1998
-------------------------------  -----------------  -------------------  -------------  -------------------------------
Robert A. Nesher, Trustee......      $       0           $       0         $       0                  $0
George J. Sullivan, Jr.,             $                   $       0         $       0    $      for services on 8 boards
Trustee........................
William M. Doran, Trustee......      $       0           $       0         $       0                  $0
F. Wendell Gooch, Trustee......      $                   $       0         $       0    $      for services on 8 boards
Frank E. Morris, Trustee*......      $                   $       0         $       0    $      for services on 8 boards
James M. Storey, Trustee.......      $                   $       0         $       0    $      for services on 8 boards

------------------------

*   Mr. Morris retired from the Board effective December 30, 1998.

    Mr. Edward W. Binshadler serves as a consultant to the Audit Committee and receives as compensation $5,000 per Audit Committee meeting attended.

THE ADVISOR

    The Trust and Summit Bank Investment Management Division, a division of Summit Bank (the "Advisor"), have entered into an advisory agreement (the "Advisory Agreement") for the Funds. Summit Bank, 210 Main Street, Hackensack, New Jersey 07601, was chartered in 1899 and has been exercising trust powers and managing money since 1916. The Investment Management Division began as a separate operating division of the Bank in 1973. The Bank's investment professionals have, on average, over 20 years of experience in investment management. As of December 31, 1998, total assets under management were approximately $9.5 billion.

    Summit Bank is a wholly-owned subsidiary of Summit Bancorp, an interstate bank holding company with approximately $33 billion in assets and 440 banking offices, predominantly in New Jersey, eastern Pennsylvania and southern Connecticut, as of December 31, 1998.

    The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The Advisor will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Code.

    The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of that Fund, on not less than 30 days', nor more than 60 days', written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

    The Glass-Steagall Act restricts the securities activities of banks such as Summit Bank, but federal regulatory authorities permit such banks to provide investment advisory and other services to mutual funds. Should this position be challenged successfully in court or reversed by legislation, the Trust might have to make other investment advisory arrangements.

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Funds paid the following advisory fees:

                                                   FEES PAID (000)                  FEES WAIVED (000)
                                          ----------------------------------  ------------------------------
FUND                                         1996        1997        1998       1996      1997       1998
----------------------------------------  ----------  ----------  ----------  --------  --------  ----------
U.S. Treasury Securities Money Market
  Fund..................................  $1,483,256  $1,647,200              $ 13,685  $ 74,551
Prime Obligation Money Market Fund......  $1,249,323  $1,494,179              $ 59,285  $ 58,224
Tax-Exempt Money Market Fund............  $  235,721  $  249,145              $ 19,962  $ 13,948
Institutional Select Money Market
  Fund..................................      *       $    9,681                 *      $  9,249
U.S. Treasury Securities Plus Money
  Market Fund...........................  $   35,739  $   36,157              $ 65,612  $ 78,082
Fixed Income Fund.......................  $  548,757  $1,152,778              $132,719  $275,261
New Jersey Municipal Securities Fund....  $  169,521  $  629,451              $117,210  $193,912
Pennsylvania Municipal Securities
  Fund..................................  $        0  $  173,734              $ 23,653  $ 55,630
Intermediate-Term Government Securities
  Fund..................................  $  164,062  $  159,825              $ 20,823  $ 49,402
Equity Growth Fund......................      *       $  809,370                 *      $460,947
Equity Value Fund.......................  $  503,319  $1,149,769              $300,124  $610,793
Equity Income Fund......................  $  282,807  $  587,414              $181,061  $365,524
Mid Cap Fund............................  $  228,182  $  241,395              $149,082  $151,223
Balanced Fund...........................  $  161,262  $  133,549              $110,920  $117,387
International Equity Fund...............  $  103,626  $  129,179              $ 30,671  $ 31,555
High Yield Bond Fund....................      *           *                      *         *
Equity Index Fund.......................      *           *                      *         *

------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.

THE SUB-ADVISOR

    The Advisor and Vontobel USA Inc., which acts as investment sub-advisor to the International Equity Fund (the "Sub-Advisor"), have entered into a sub-advisory agreement (the "Sub-Advisory Agreement"). The Sub-Advisor is a wholly owned and controlled subsidiary of Vontobel Holding Ltd., a Swiss bank holding company, having its registered offices in Zurich, Switzerland. As of December 31, 1998, the Sub-Advisor managed in excess of $ billion. The Sub-Advisor also acts as the advisor or Sub-Advisor to other mutual funds and to three series of a Luxembourg fund organized by an affiliate of the Sub-Advisor. That fund does not accept investments from the U.S.

    The address of the Sub-Advisor is 450 Park Avenue, New York, N.Y. 10022.

    Mr. Fabrizio Pierallini, who is a Senior Vice President of the Sub-Advisor,
is the portfolio manager of the International Equity Fund since September   ,
1998 and has been a portfolio manager at the Sub-Advisor since April 1994. He is currently in charge of portfolio management and research for the Sub-Advisor's international and emerging market equity portfolios. From 1991 to 1994, Mr. Pierallini was an Associate-Director/Portfolio Manager with Swiss Bank Corporation, New York. From 1988 to 1991, he was a Vice President/Portfolio Manager with SBC Portfolio Management, Zurich. Mr. Rajiv Jain, who is a Vice President of the Sub-Advisor, is the associate portfolio manager of the Fund. Mr. Jain joined the Sub-Advisor in November 1994 and serves as an assistant portfolio manager for the Sub-Advisor's international and emerging markets
equity portfolios since September   , 1998. From 1993 to 1994, Mr. Jain worked
as an analyst with Swiss Bank Corporation, New York.

    The Sub-Advisor is entitled to a fee payable by the Advisor from the Advisor's fee, which is calculated daily and paid monthly, at an annual rate of
 .60% of the average daily net assets of the Fund up to and including $50 million, .45% of the average daily net assets of the Fund in excess of $50 million up to and including $150 million; and .30% of the average daily net assets of the Fund in excess of $150 million. The Sub-Advisor may, from time to time waive a portion of its fee in order to limit the operating expenses of the Funds' shares. The Sub-Advisor reserves the right to terminate any such fee waiver at any time in its sole discretion.

    For the fiscal period from January 1, 1998 and ended August 31, 1998, the Advisor paid Wellington Management Company, LLP, the Fund's prior sub-advisor, a
sub-advisory fee of   % of the average daily net assets of the Fund. For the
fiscal period from September 1, 1998 and ended December 31, 1998, the Advisor
paid the Sub-Advisor a sub-advisory fee of   % of the average daily net assets
of the Fund.

    The Sub-Advisory Agreement provides that the Sub-Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The continuance of the Sub-Advisory Agreement, after two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund by a majority of the outstanding shares of the Fund on not less than 30 days', nor more than 60 days', written notice to the Sub-Advisor, or by the Sub-Advisor on 90 days' written notice to the Trust.

    For the fiscal periods ended December 31, 1996, 1997 and the fiscal period from January 1, 1998 and ended August 31, 1998, Wellington Management Company, LLP, the Fund's prior sub-advisor, received the following fees from the Advisor:

                                              FEES PAID              FEES WAIVED
                                      -------------------------   ------------------
FUND                                   1996      1997      1998   1996   1997   1998
------------------------------------  -------  ---------   ----   ----   ----   ----
International Equity Fund*..........  $81,600   $96,000     $      $0     $0     $

------------------------

* Vontobel USA Inc. was appointed the Fund's sub-advisor on June 22, 1998 and began managing the Fund on September 1, 1998.

    For the fiscal period from September 1, 1998 and ended December 31, 1998,
Vontobel USA Inc. received $            from the Advisor.

SIMT FUND

    SEI Investments Management Corporation ("SIMC") serves as investment advisor to the SIMT Fund. SIMC is a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), a financial services company. The principal business address of SIMC is Oaks, Pennsylvania 19456. SEI Investments was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. Affiliates of SIMC have provided consulting advice to institutional investors for more than 21 years, including advice regarding the selection and evaluation of investment advisors.
SIMC currently serves as manager or administrator to more than   investment
companies, including more than   portfolios, which investment companies have
more than $      billion in assets as of September 30, 1998.

    The advisory agreement and the sub-advisory agreement with respect to the SIMT Fund provide that SIMC and each Money Manager shall not be protected against any liability to SIMT or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    SIMC acts as the investment advisor to the SIMT Fund and operates as a "manager of managers." As investment advisor, SIMC oversees the investment advisory services provided to the SIMT Fund and manages the cash portion of the SIMT Fund's assets. Pursuant to separate sub-advisory agreements with SIMC, and under the supervision of SIMC and the Board of Trustees, the Money Managers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the SIMT Fund. The Money Managers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each of the sub-investment advisor's styles and strategies. Subject to the SIMT Board's review, SIMC allocates and, when appropriate, reallocates the SIMT Fund's assets among Money Managers, monitors and evaluates Money Manager performance, and oversees Money Manager compliance with the SIMT Fund's investment objective, policies and restrictions. SIMC HAS THE ULTIMATE RESPONSIBILITY FOR THE INVESTMENT PERFORMANCE OF THE SIMT FUND DUE TO ITS RESPONSIBILITY TO OVERSEE MONEY MANAGERS AND RECOMMEND THEIR HIRING, TERMINATION AND REPLACEMENT.

    For these advisory services, SIMC is entitled to a fee; which is calculated daily and paid monthly, at an annual rate of .4875% of the SIMT Fund's average daily net assets. SIMC pays the Money Managers out of its investment advisory fee.

    For the fiscal year ended September 30, 1998, SIMC received an advisory fee of .4875% of the SIMT Fund's average daily net assets.

    The continuance of the Advisory and Sub-Advisory Agreement must be specifically approved at least annually (i) by the vote of a majority of the outstanding shares of the SIMT Fund or by the SIMT Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory or Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the SIMT Trust or, with respect to the SIMT Fund, by a majority of the outstanding shares of the SIMT Fund, on not less than 30 days' nor more than 60 days' written notice to the SIMT Fund Advisor (or Sub-Advisor) or by the SIMT Fund Advisor (or Sub-Advisor) on 90 days' written notice to the SIMT Trust.

    SIMC has obtained an exemptive order from the SEC that permits SIMC, with the approval of the SIMT's Board of Trustees, to retain unaffiliated sub-advisors for the SIMT Fund without submitting the sub-advisory agreement to a vote of the SIMT Fund's shareholders. The exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreement. The SIMT Trust will notify shareholders in the event of any change in the identity of the sub-advisor for the SIMT Fund.

    For the fiscal year ended September 30, 1996, 1997 and 1998, the SIMT Fund paid the following fees to SIMC:

                                               ADVISORY FEES       ADVISORY FEES
                                                 PAID (000)         WAIVED (000)
                                              ----------------   ------------------
                                              1996  1997  1998   1996   1997   1998
                                              ----  ----  ----   ----   ----   ----
SIMT Fund...................................  $282  $812   $      $0     $0     $

    BEA Associates ("BEA" or the "Money Manager") currently serves as investment sub-advisor to the SIMT Fund. BEA is a general partnership organized under the laws of the State of New York which, together with its predecessor firms, have been engaged in the investment advisory business for over 50 years.

    For the fiscal year ended September 30, 1996, 1997 and 1998, the SIMT Fund paid the following fees to BEA:

                                                SUB-ADVISORY     SUB-ADVISORY FEES
                                              FEES PAID (000)       WAIVED (000)
                                              ----------------   ------------------
                                              1996  1997  1998   1996   1997   1998
                                              ----  ----  ----   ----   ----   ----
SIMT Fund...................................  $195  $585   $      $0     $0     $

SIF FUND

    World Asset Management ("World") serves as investment advisor to the SIF S&P 500 Index Portfolio.

    World is a general partnership organized by Munder Capital Management ("MCM"), a general partnership formed in December 1994, which engages in investment management and advisory services. As of December 31, 1997, total assets under management of World were $11.0 billion and assets under management of MCM were $37.0 billion. The principal address for World is 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan 48009.

    World provides certain record keeping and management services in connection with the SIF Fund, including monitoring the indexing systems and determining which securities to purchase and sell in order to keep the SIF Fund in balance with its index.

    The advisory agreement for the SIF Fund ("SIF Advisory Agreement") provides that the investment advisor, World Asset Management ("World" or the "SIF Advisor"), shall not be protected against any liability to SIF or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

    The continuance of the SIF Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The SIF Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of SIF or, with respect to the SIF Fund by a majority of the outstanding shares of the SIF Fund, on not less than 30 days', nor more than 60 days', written notice to World, or by World on 90 days' written notice to SIF.

    World is a general partnership organized by Munder Capital Management, a general partnership formed in December, 1994, which engages in investment management and advisory services.

    World is entitled to a fee for its investment advisory services, which is calculated daily and paid monthly, at an annual rate of 0.03% of the average daily net assets of the SIF Fund. No monthly payment to World shall exceed the payment actually made to SIMC pursuant to the management agreement between SIMC and SIF.

    For the fiscal years ended March 31, 1996, 1997 and 1998, the SIF Fund paid the following advisory fees:

                                                                     ADVISORY FEES
                                           ADVISORY FEES PAID            WAIVED
                                        ------------------------   ------------------
                                          1996      1997    1998   1996   1997   1998
                                        --------  --------  ----   ----   ----   ----
SIF Fund..............................  $161,179  $234,127  $       $0     $0     $

THE ADMINISTRATOR

    The Trust and SEI Investments Mutual Fund Services (the "Administrator") are parties to an Administration Agreement. SEI Investments Mutual Funds Services (the "Administrator") serves as the Administrator of the Trust. The Administrator provides the Trust with administrative services, other than investment advisory services, including all regulatory reporting, necessary office space, equipment, personnel and facilities.

    The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund except: U.S. Treasury Securities Plus Money Market Fund, .35% of the average daily net assets and Institutional Select Money Market Fund, .10% of the average daily net assets. The Administrator has agreed to waive its fees for the High Yield Bond Fund and Equity Index Fund to the extent necessary to maintain the total operating expenses stated in the Fund Fees and Expenses in the Prospectus.

    The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement; thereafter shall continue in effect for a period of three years; and thereafter for successive periods of two years subject to review at least annually by the Trustees of the Trust. The Administration Agreement is also subject to termination by either party on not less than 90 days' written notice to the other party.

    The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc.,

First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Oak Associates Funds, PBHG Advisor Funds, Inc., The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds.

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Funds paid the following administrative fees:

                                                       FEES PAID                FEES WAIVED
                                               --------------------------  ----------------------
FUND                                             1996      1997     1998    1996    1997    1998
---------------------------------------------  --------  --------  ------  ------  ------  ------
U.S. Treasury Securities Money Market Fund...  $855,185  $984,420          $    0  $    0
Prime Obligation Money Market Fund...........  $747,383  $887,094          $    0  $    0
Tax-Exempt Money Market Fund.................  $146,103  $150,340          $    0  $    0
U.S. Treasury Securities Plus Money Market
  Fund.......................................  $235,806  $266,568          $    0  $    0
Institutional Select Money Market Fund.......     *      $ 19,094            *     $    0
Fixed Income Fund............................  $227,160  $476,002          $    0  $    0
New Jersey Municipal Securities Fund.........  $ 86,863  $274,456          $8,714  $    0
Pennsylvania Municipal Securities Fund.......  $      0  $ 76,478          $7,884  $6,505
Intermediate-Term Government Securities
  Fund.......................................  $ 61,629  $ 69,742          $    0  $    0
Equity Growth Fund...........................     *      $338,754            *     $    0
Equity Value Fund............................  $214,253  $469,484          $    0  $    0
Equity Income Fund...........................  $123,705  $254,120          $    0  $    0
Mid Cap Fund.................................  $100,599  $104,699          $    0  $    0
Balanced Fund................................  $ 72,586  $ 66,885          $    0  $    0
International Equity Fund....................  $ 26,860  $ 32,086          $    0  $    0
High Yield Bond Fund.........................     *         *                *       *
Equity Index Fund............................     *         *                *       *

    * An asterisk indicates that the Fund had not commenced operations as of the period indicated.

THE TRANSFER AGENT AND SHAREHOLDER SERVICING AGENT

    State Street Bank and Trust Company (the "Transfer Agent"), 225 Franklin Street, Boston, Massachusetts 02110 is the Trust's Transfer Agent.

    Boston Financial Data Services, Two Heritage Drive, North Quincy, Massachusetts 02171 is the Trust's dividend disbursing agent and shareholder servicing agent.

THE SIMT FUND AND SIF FUND'S ADMINISTRATOR AND TRANSFER AGENT

    SIMT and SIF each has entered into a "management agreement" ("Management Agreement") with SEI Investments Fund Management ("SEI Management") to provide administrative services. Each Management Agreement provides that SEI Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by SIMT or SIF, respectively, in connection with the matters to which such Management Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of SEI Management in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

    The continuance of each Management Agreement must be specifically approved at least annually (i) by the vote of a majority of the SIMT or SIF Trustees or by the vote of a majority of the outstanding voting securities of the appropriate Fund, and (ii) by the vote of a majority of the Trustees of SIMT or SIF who are not parties to the Management Agreement or an "interested person" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Management Agreement is terminable at any time, as to the Fund, without penalty by the Trustees of SIMT or SIF by a vote of a majority of the outstanding shares of a Fund or by SEI Management on not less than 30 days' nor more than 60 days' written notice.

    For the fiscal years indicated, the SIMT Fund paid the following fees to SEI
Management:

                                            MANAGEMENT FEES      MANAGEMENT FEES
                                               PAID (000)         WAIVED (000)
                                            ----------------   -------------------
                                            1996  1997  1998   1996   1997   1998
                                            ----  ----  ----   ----   ----   -----
SIMT Fund.................................  $160  $501  $      $42    $82     $

    For the fiscal years indicated, the SIF Fund paid the following fees to SEI
Management:

                                             MANAGEMENT FEES     MANAGEMENT FEES
                                               WAIVED (000)        PAID (000)
                                            ------------------  -----------------
                                            1996   1997   1998  1996  1997  1998
                                            ----  ------  ----  ----  ----  -----
SIF Fund..................................  $658  $1,271  $     $524  $446   $

CUSTODIANS

    Summit Bank has entered into a custodian agreement with the Trust, under which it provides all securities safekeeping services as required by the Funds and the 1940 Act. The Trust pays Summit Bank (referred to herein in its custodial capacity as the "Custodian") a custodian fee, which is calculated daily and paid monthly, at an annual rate of .025% of the average daily net assets of the each Fund except the International Equity Fund, and .17% of the International Equity Fund's average daily net assets. In addition, with respect to the International Equity Fund, The Bank of California, N.A. serves as sub-custodian for the Fund's assets maintained in foreign countries.

                               FUND TRANSACTIONS

TRADING PRACTICES AND BROKERAGE

I.  THE TRUST

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

    The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

    The Advisor selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Advisor's determination of what are reasonably competitive rates is based upon the professional knowledge of the Advisor's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty.

    As described above, bonds, debentures and money market securities are bought and sold directly with a dealer without payment of a brokerage commission. In these instances, while there is no direct commission charged, there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

    The Advisor may allocate, out of all commission business generated by all of the funds and accounts under management by the Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

    As provided in the Securities Exchange Act of 1934, higher commissions may be paid to brokers or dealers who provide brokerage and research services than to brokers or dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to brokers or dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such brokers or dealers are not, in general, higher than commissions that would be paid to brokers or dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to brokers or dealers who provide daily portfolio pricing services to the Trust or who have agreed to defray other Trust expenses such as custodian fees. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

    For the fiscal year ended December 31, 1998, the following commissions were paid on brokerage transactions, pursuant to an agreement or understanding, to brokers because of research services provided by the brokers:

                                                     TOTAL DOLLAR AMOUNT OF TRANSACTIONS
 TOTAL DOLLAR AMOUNT OF BROKERAGE COMMISSIONS      INVOLVING DIRECTED BROKERAGE COMMISSIONS
            FOR RESEARCH SERVICES                           FOR RESEARCH SERVICES
----------------------------------------------  ----------------------------------------------
                      $                                               $

    The Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions generally will be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or trust may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

    Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Advisor may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

    It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or Summit Financial Services Group, a separate non-bank affiliate of the Advisor, both of which are registered brokers or dealers, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules promulgated by the SEC. Under these provisions, the Distributor or Summit Financial Services Group is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or Summit Financial Services Group to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    For the fiscal years ended December 31, 1996, 1997 and 1998, the Funds paid the following brokerage commissions:

                                                                               AMOUNT PAID TO SEI
                                               TOTAL BROKERAGE COMMISSIONS       INVESTMENTS(1)
                                               ---------------------------  ------------------------
FUND                                             1996      1997     1998     1996     1997     1998
---------------------------------------------  --------  --------  -------  -------  -------  ------
U.S. Treasury Securities Money Market Fund...    N/A       N/A                N/A    $ 2,134
Prime Obligation Money Market Fund...........    N/A       N/A              $53,399  $47,306
Tax-Exempt Money Market Fund.................    N/A       N/A                N/A      N/A
U.S. Treasury Securities Plus Money Market
  Fund.......................................    N/A       N/A              $16,774  $17,304
Institutional Select Money Market Fund.......     *        N/A                 *     $ 2,625
Fixed Income Fund............................    N/A       N/A                N/A      N/A
New Jersey Municipal Securities Fund.........    N/A       N/A                N/A      N/A
Pennsylvania Municipal Securities Fund.......    N/A     $  5,987             N/A      N/A
Intermediate-Term Government Securities
  Fund.......................................    N/A       N/A                N/A      N/A
Equity Growth Fund...........................     *      $392,850              *       N/A
Equity Value Fund............................  $289,752  $359,684           $ 6,360    N/A
Equity Income Fund...........................  $194,728  $269,004           $ 1,000    N/A
Mid Cap Fund.................................  $129,497  $127,629             N/A      N/A
Balanced Fund................................  $ 50,970  $ 57,835           $ 1,008    N/A
International Equity Fund....................  $ 60,818  $ 61,452             N/A      N/A
High Yield Bond Fund.........................     *         *                  *        *
Equity Index Fund............................     *         *                  *        *

------------------------

* An asterisk indicates that the Fund had not commenced operations for the period indicated.

(1) The amounts paid to SEI Investments reflect fees paid in connection with repurchase agreement transactions.

    For the fiscal years indicated, the Funds paid the following brokerage commissions:

                                                                                                                   % OF TOTAL
                                                                                                    % OF TOTAL     BROKERAGE
                                                                                                     BROKERAGE    TRANSACTIONS
                                                                              TOTAL $ AMOUNT OF     COMMISSIONS     EFFECTED
                                                                            BROKERAGE COMMISSIONS   PAID TO THE     THROUGH
                                               TOTAL $ AMOUNT OF BROKERAGE    PAID TO AFFILIATE     AFFILIATED     AFFILIATED
                                                    COMMISSIONS PAID               BROKERS            BROKERS       BROKERS
                                               ---------------------------  ---------------------   -----------   ------------
FUND                                             1996      1997     1998     1996    1997    1998      1998           1998
---------------------------------------------  --------  --------  -------  -------  -----   ----   -----------   ------------
U.S. Treasury Securities Money Market Fund...       N/A       N/A               N/A   N/A

Prime Obligation Money Market Fund...........       N/A       N/A               N/A   N/A

Tax-Exempt Money Market Fund.................       N/A       N/A               N/A   N/A

U.S. Treasury Securities Plus Money Market
  Fund.......................................       N/A       N/A           $16,774   N/A

Institutional Select Money Market Fund.......     *           N/A                 *   N/A

Fixed Income Fund............................  $      0  $      0           $     0   $ 0

New Jersey Municipal Securities Fund.........  $      0  $      0           $     0   $ 0

Pennsylvania Municipal Securities Fund.......  $      0  $  5,987           $     0   $ 0

Intermediate-Term Government Securities
  Fund.......................................  $      0  $      0           $     0   $ 0

Equity Growth Fund...........................     *      $392,850              *      $ 0

Equity Value Fund............................  $289,752  $359,684           $ 6,360   $ 0

Equity Income Fund...........................  $194,728  $269,004           $ 1,000   $ 0

Mid Cap Fund.................................  $129,497  $127,629           $     0   $ 0

Balanced Fund................................  $ 50,970  $ 57,835           $ 1,008   $ 0

International Equity Fund....................  $ 60,818  $ 61,452           $     0   $ 0

High Yield Bond Fund.........................     *         *                  *      *

Equity Index Fund............................     *         *                  *      *

------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.

    "Regular brokers or dealers" of the Trust are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amounts of the Trust's shares. At
December 31, 1998 the             held securities of the Trust's "regular
brokers or dealers" as follows:

II.  SEI INSTITUTIONAL MANAGED TRUST

    SIMT has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by SIMT's Trustees, the advisors are responsible for placing orders to execute portfolio transactions. In placing orders, it is the SIMT's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisors generally seek reasonably competitive spreads or commissions, the SIMT will not necessarily be paying the lowest spread or commission available. SIMT will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    It is expected that the SIMT Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and rules and regulations of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the SIMT Fund on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the SIMT Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer's payment of certain of the SIMT Fund's expenses. The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    In connection with transactions effected for SIMT Fund operating within the "Manager of Managers" structure, SIMC and the various firms that serve as sub-advisor to the SIMT Fund of the Trust, in the exercise of joint investment discretion over the assets of the SIMT Fund, may direct a substantial portion of the SIMT Fund's brokerage to the Distributor. All such transactions directed to the Distributor must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of transactions through affiliated brokers.

    For the fiscal years indicated, the SIMT Fund paid the following brokerage fees:

                                                                                                   % OF TOTAL
                                                                                    % OF TOTAL     BROKERAGE
                                                                                     BROKERAGE    TRANSACTIONS
                                                               TOTAL $ AMOUNT OF    COMMISSIONS     EFFECTED
                                          TOTAL $ AMOUNT OF     COMMISSIONS PAID    PAID TO THE     THROUGH
                                              BROKERAGE          TO AFFILIATED      AFFILIATED     AFFILIATED
                                           COMMISSIONS PAID         BROKERS           BROKERS       BROKERS
                                          ------------------   ------------------   -----------   ------------
FUND                                      1996   1997   1998   1996   1997   1998      1998           1998
----------------------------------------  ----   ----   ----   ----   ----   ----   -----------   ------------

SIMT Fund...............................   $0     $0     $      $0     $0     $         $              $

    The portfolio turnover rate for the SIMT Fund for the fiscal years indicated were as follows:

                                                                PORTFOLIO TURNOVER
                                                                       RATE
                                                                ------------------

FUND                                                            1996   1997   1998
--------------------------------------------------------------  ----   ----   ----

High Yield Bond Portfolio.....................................    55%    57%     %

III.  SEI INDEX FUNDS

    SIF has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the SIF Advisor is responsible for placing orders to execute portfolio transactions. In placing orders, it is SIF's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the SIF Advisor generally seeks reasonably competitive spreads or commissions, SIF will not necessarily be paying the lowest spread or commission available. SIF's policy of investing in securities with short maturities will result in high portfolio turnover. SIF will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

    SIF does not expect to use one particular dealer, but, subject to SIF's policy of seeking the best net results, dealers who provide supplemental investment research to the SIF Advisor may receive orders to transactions by SIF. Information so received will be in addition to and not in lieu of the services required to be performed by the SIF Advisor under its Advisory Agreement, and the expenses of the SIF Advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

    The money market securities in which the SIF Fund invests are traded primarily in the over-the-counter market generally do not involve either brokerage commissions or transfer taxes. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the SIF Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The cost of executing portfolio securities transactions of the SIF Fund will primarily consist of dealer spreads and underwriting commissions.

    The SIF Fund may execute brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and the rules and regulations thereunder. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the SIF Fund on an exchange if a written contract is in effect between the Distributor and SIF expressly permitting the Distributor to receive and retain such compensation. These provisions further require that commissions paid to the Distributor by SIF for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commissions, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of SIF, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

    Since SIF does not market its shares through intermediary brokers or dealers, it is not SIF's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the SIF Advisor may place portfolio orders with qualified broker-dealers who recommend SIF to clients, and may, when a number of brokers and dealers can provide best price and execution on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

    It is expected that the portfolio turnover rate will normally not exceed 100% for the SIF Fund. The portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less, are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable the Portfolio to receive favorable tax treatment.

    For the fiscal years indicated, the SIF Fund paid the following brokerage commissions:

                                                                                                         % OF TOTAL
                                                                                          % OF TOTAL     BROKERAGE       TOTAL $
                                                                     TOTAL $ AMOUNT OF     BROKERAGE    TRANSACTIONS    AMOUNT OF
                                                                         BROKERAGE        COMMISSIONS     EFFECTED      BROKERAGE
                                                                      COMMISSIONS PAID    PAID TO THE     THROUGH      COMMISSIONS
                                              TOTAL $ AMOUNT OF        TO AFFILIATED      AFFILIATED     AFFILIATED     PAID FOR
                                               COMMISSIONS PAID           BROKERS           BROKERS       BROKERS       RESEARCH
                                            ----------------------   ------------------   -----------   ------------   -----------
FUND                                         1996     1997    1998   1996   1997   1998      1998           1998          1998
------------------------------------------  -------  -------  ----   ----   ----   ----   -----------   ------------   -----------

SIF Fund..................................  $36,384  $99,663   $      $0     $0     $         $0             $0            $

    The portfolio turnover rate for the SIF Fund for the fiscal years indicated were as follows:

                                                                PORTFOLIO TURNOVER
                                                                       RATE
                                                                ------------------

FUND                                                            1996   1997   1998
--------------------------------------------------------------  ----   ----   ----

SIF Fund......................................................    3%     2%      %

            THE DISTRIBUTOR AND THE DISTRIBUTION PLANS OF THE TRUST

    SEI Investments Distribution Co., (the "Distributor"), a wholly owned subsidiary of SEI Investments, and the Trust are parties to: a distribution agreement (the "Distribution Agreement") dated February 28, 1992 which applies to Class A Shares and Class I Shares of the Funds; a distribution and service agreement (the "Class B Distribution Agreement") dated February 20, 1997, which applies to the Class B Shares of the Funds; and a distribution agreement dated May 15, 1997 (the "Class S Distribution Agreement"), which applies to the Class S Shares of the Funds. The Distributor has an obligation to use its best efforts to distribute shares of the Fund on a continuous basis. The Distributor receives no compensation for distribution of Class I shares, although it does receive compensation pursuant to a distribution plan with respect to the U.S. Treasury Securities Plus Money Market Fund as described below.

    The Distribution Agreement, the Class B Distribution Agreement and the Class S Distribution Agreement are renewable annually and may be terminated by the Distributor, the Qualified Trustees, or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party. "Qualified Trustees" are Trustees of the Trust who are not interested persons and have no financial interest in the Distribution Agreement, Class B Distribution Agreement, Class S Distribution Agreement or any related agreement or plan.

    The Distribution Plan adopted by the U.S. Treasury Securities Plus Money Market Fund shareholders (the "Distribution Plan") provides that the Trust will pay the Distributor a fee of up to .03% of the Portfolio's average daily net assets which the Distributor can use to compensate brokers or dealers and service providers, including Summit Bank and its affiliates, which provide distribution related services to shareholders or their customers who beneficially own shares of the Fund.

    The distribution plan for Class A Shares (the "Class A Distribution Plan") provides that the Trust will pay the Distributor a fee of up to .25% of the Class A Shares average daily net assets which the Distributor can use to compensate brokers or dealers and service providers, including Summit Bank and its affiliates, which provide distribution related services to Class A shareholders or their customers who beneficially own Class A Shares.

    The distribution and service plan for Class B Shares (the "Class B Distribution Plan") provides that the Trust will pay the Distributor a Rule 12b-1 fee of up to .75% of the Class B Shares' average daily net assets, which the Distributor can use to compensate brokers or dealers and service providers, including Summit Bank and its affiliates, that provide distribution-related services to Class B shareholders or their customers who beneficially own Class B Shares. In addition, the Class B Distribution Plan provides that the

Trust will pay the Distributor a shareholder servicing fee of up to .25% of the Class B Shares, average daily net assets, which the Distributor can use to compensate service providers, including Summit Bank and its affiliates.

    The distribution and service plan for Class S Shares (the "Class S Distribution Plan") provides that the Trust will pay the Distributor a Rule 12b-1 fee of up to .60% of the Class S Shares' average daily net assets, which the Distributor can use to compensate brokers or dealers, including Summit Bank and its affiliates, that provide distribution-related services to Class S Shares or their customers who beneficially own Class S Shares.

    Services under the Distribution Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class S Distribution Plan (collectively, the "Plans") may include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

    Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

    The Trust has adopted each Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

    Continuance of each Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. Each Plan requires that quarterly written reports of amounts spent under the respective Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. No Plan may be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the Trust. All material amendments of a Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

    The following Funds imposed a front-end sales charge upon their Class A shares in the amounts shown for the fiscal years ended December 31, 1996, 1997 and 1998:

                                                                          DOLLAR AMOUNT OF LOADS
                                                                              RETAINED BY SEI
                                                DOLLAR AMOUNT OF LOADS          INVESTMENTS
                                               -------------------------  -----------------------
FUND                                            1996     1997     1998     1996     1997    1998
---------------------------------------------  -------  -------  -------  -------  ------  ------
Fixed Income Fund............................  $45,951  $ 5,218           $ 6,252  $  729
New Jersey Municipal Securities Fund.........  $26,191  $17,033           $ 3,531  $1,995
Pennsylvania Municipal Securities Fund.......  $   648  $ 1,877           $    72  $  221
Intermediate-Term Government Securities
  Fund.......................................  $19,783  $     0           $ 2,774  $    0
Equity Growth Fund...........................     *     $ 1,275              *     $  122
Equity Value Fund............................  $57,084  $81,148           $ 8,140  $9,933
Equity Income Fund...........................  $99,330  $75,235           $13,726  $8,933
Mid Cap Fund.................................  $18,446  $ 1,495           $ 2,605  $  215
Balanced Fund................................  $38,379  $27,532           $ 5,421  $3,510
International Equity Fund....................  $13,212  $   830           $ 1,868  $   91
High Yield Bond Fund.........................     *        *                 *       *
Equity Index Fund............................     *        *                 *       *

------------------------

* An asterisk indicates that the Fund had not commenced operations as of the period indicated.

    The U.S. Treasury Securities Money Market Fund, Prime Obligation Money Market Fund and Tax-Exempt Money Market Fund offer Class A Shares without a sales charge, and therefore, no information is provided with respect to such Funds. Class B Shares do not impose front-end sales charges. Class S Shares and Class I Shares, the U.S. Treasury Securities Plus Money Market Fund and the Institutional Select Money Market Fund do not impose sales charges.

    The following Funds imposed a CDSC sales charge upon their Class B shares in the amounts shown for the fiscal years ended December 31, 1996, 1997 and 1998:

                                                                       DOLLAR AMOUNT OF LOADS
                                                                          RETAINED BY SEI
                                               DOLLAR AMOUNT OF LOADS       INVESTMENTS
                                               ----------------------  ----------------------
FUND                                            1996    1997    1998    1996    1997    1998
---------------------------------------------  ------  ------  ------  ------  ------  ------
Prime Obligation Money Market Fund...........    *     $    0            *       *     $
Fixed Income Fund............................    *     $4,845            *       *     $
Equity Value Fund............................    *     $4,796            *       *     $
Equity Income Fund...........................    *     $2,783            *       *     $
Balanced Fund................................    *     $1,250            *       *     $
Equity Growth Fund...........................    *     $   49            *       *     $
International Equity Fund....................    *     $    0            *       *     $
High Yield Bond Fund.........................    *       *               *       *     $
Equity Index Fund............................    *       *               *       *     $

------------------------

* An asterisk indicates that the Class B Shares of the Fund had not commenced operations as of the period indicated.

    For the fiscal year ended December 31, 1998, the Class A Shares of the Funds incurred the following distribution expenses:

                                                                 TOTAL
                                                              DISTRIBUTION
                                                  TOTAL       EXPENSES (AS
                                               DISTRIBUTION      A % OF       SALES     PRINTING   OTHER
FUND                                             EXPENSES     NET ASSETS)    EXPENSES    COSTS     COSTS
---------------------------------------------  ------------   ------------   --------   --------   -----
U.S. Treasury Securities Money Market Fund...     $                .25%       N/A        N/A       N/A
Prime Obligation Money Market Fund...........     $                .25%       N/A        N/A       N/A
Tax-Exempt Money Market Fund.................     $                .25%       N/A        N/A       N/A
Fixed Income Fund............................     $                .25%       N/A        N/A       N/A
New Jersey Municipal Securities Fund.........     $                .25%       N/A        N/A       N/A
Pennsylvania Municipal Securities Fund.......     $                .25%       N/A        N/A       N/A
Intermediate-Term Government Securities
  Fund.......................................     $                .25%       N/A        N/A       N/A
Equity Growth Fund...........................     $                .25%       N/A        N/A       N/A
Equity Value Fund............................     $                .25%       N/A        N/A       N/A
Equity Income Fund...........................     $                .25%       N/A        N/A       N/A
Mid Cap Fund.................................     $                .25%       N/A        N/A       N/A
Balanced Fund................................     $                .25%       N/A        N/A       N/A
International Equity Fund....................     $                .25%       N/A        N/A       N/A
High Yield Bond Fund.........................     $
Equity Index Fund............................     $

------------------------

* An asterisk indicates that the Class A Shares of the Fund had not commenced operations as of the period indicated.

    For the fiscal year ended December 31, 1998, the Class B Shares of the Funds incurred the following distribution expenses:

                                                                 TOTAL
                                                              DISTRIBUTION
                                                  TOTAL         EXPENSES
                                               DISTRIBUTION    (AS A% OF      SALES     PRINTING   OTHER
FUND                                             EXPENSES     NET ASSETS)    EXPENSES    COSTS     COSTS
---------------------------------------------  ------------   ------------   --------   --------   -----
Prime Obligation Money Market Fund...........     $               1.00%       N/A        N/A       N/A
Fixed Income Fund............................     $               1.00%       N/A        N/A       N/A
Equity Value Fund............................     $               1.00%       N/A        N/A       N/A
Equity Income Fund...........................     $               1.00%       N/A        N/A       N/A
Balanced Fund................................     $               1.00%       N/A        N/A       N/A
Equity Growth Fund...........................     $               1.00%       N/A        N/A       N/A
International Equity Fund....................     $               1.00%       N/A        N/A       N/A
High Yield Bond Fund.........................     $                           N/A        N/A       N/A
Equity Index Fund............................     $                           N/A         *        N/A

------------------------

* An asterisk indicates that the Class B Shares of the Fund had not commenced operations as of the period indicated.

    For the fiscal year ended December 31, 1998, the Class S Shares of the Prime Obligation Money Market Fund incurred the following distribution expenses:

                                                                 TOTAL
                                                              DISTRIBUTION
                                                  TOTAL         EXPENSES
                                               DISTRIBUTION    (AS A % OF     SALES     PRINTING   OTHER
FUND                                             EXPENSES     NET ASSETS)    EXPENSES    COSTS     COSTS
---------------------------------------------  ------------   ------------   --------   --------   -----
Prime Obligation Money Market Fund...........     $               .35%        N/A        N/A       N/A

    Class I Shares do not have distribution expenses.

    For the fiscal year ended December 31, 1998, the U.S. Treasury Securities Plus Money Market Fund incurred the following distribution expenses:

                                                                 TOTAL
                                                              DISTRIBUTION
                                                  TOTAL         EXPENSES
                                               DISTRIBUTION    (AS A % OF     SALES     PRINTING   OTHER
FUND                                             EXPENSES     NET ASSETS)    EXPENSES    COSTS     COSTS
---------------------------------------------  ------------   ------------   --------   --------   -----
U.S. Treasury Securities Plus Money Market
  Fund.......................................     $               .03%        N/A        N/A       N/A

                   DISTRIBUTION OF THE SIMT FUND AND SIF FUND

I. SIMT FUND

    SEI Investments Distribution Co. also serves as the distributor for the Class A Shares of the SIMT Fund pursuant to a distribution agreement with SIMT.

    The Portfolio has also adopted a shareholder servicing plan for their Class A Shares (the "Service Plan"). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the SIMT Fund may pay the Distributor a negotiated fee at a rate of up to .25% annually of the average daily net assets of the SIMT Fund attributable to Class A Shares subject to the arrangement for provision of shareholder and administrative services. The Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

    Except to the extent that SIMC and Money Managers benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an interested person of the Trust had a direct or indirect financial interest in the operation of the Plan or related agreements.

    For the fiscal year ended September 30, 1998, the Class A Shares of the SIMT Fund incurred the following distribution expenses:

                                                                 TOTAL
                                                              DISTRIBUTION
                                                  TOTAL         EXPENSES
                                               DISTRIBUTION    (AS A % OF     SALES     PRINTING   OTHER
FUND                                             EXPENSES     NET ASSETS)    EXPENSES    COSTS     COSTS
---------------------------------------------  ------------   ------------   --------   --------   -----
SIMT Fund....................................     $                .25%       N/A        N/A       N/A

II. SIF FUND

    SEI Investments Distribution Co. also serves as the distributor for the Class E Shares of the SIF Fund pursuant to a distribution agreement with SIF.

    Under the Class E Distribution Agreement, the Distributor has agreed to perform all distribution services and functions of the SIF Fund to the extent such services and functions are not provided to the SIF Fund pursuant to another agreement. The Distribution Agreement provide that the shares of the SIF Fund are distributed through the Distributor.

    The Distributor receives no compensation for distribution of Class E shares.

    The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of SIF and by the vote of the majority of those board members of SIF who are not interested persons of SIF.

    For the fiscal year ended March 31, 1999, the Class E Shares of the SIF Fund incurred the following distribution expenses:

                                                                 TOTAL
                                                              DISTRIBUTION
                                                  TOTAL         EXPENSES
                                               DISTRIBUTION    (AS A % OF     SALES     PRINTING   OTHER
FUND                                             EXPENSES     NET ASSETS)    EXPENSES    COSTS     COSTS
---------------------------------------------  ------------   ------------   --------   --------   -----
SIF Fund.....................................

                                  PERFORMANCE

COMPUTATION OF YIELD

    MONEY MARKET FUNDS. From time to time the Money Market Funds advertise their "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

    The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)365/7)]-1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

    The Tax-Exempt Money Market Fund may also calculate its tax equivalent yield as described under "Other Yields" below.

    For the 7-day period ended December 31, 1998, the Money Market Funds' current, effective and tax-equivalent yields were as follows:

                                                                                         TAX-EQUIVALENT
                                                       CURRENT YIELD   EFFECTIVE YIELD       YIELD
FUND                                           CLASS        (%)              (%)              (%)
---------------------------------------------  -----   -------------   ---------------   --------------
U.S. Treasury Securities Money Market Fund...   I                                          N/A
                                                A                                          N/A
Prime Obligation Money Market Fund...........   I                                          N/A
                                                A                                          N/A
                                                B                                          N/A
                                                S                                          N/A
Tax-Exempt Money Market Fund.................   I
                                                A
U.S. Treasury Securities Plus Money Market
  Fund.......................................  N/A                                         N/A
Institutional Select Money Market Fund.......  N/A                                         N/A

    OTHER YIELDS. The Funds may advertise a 30-day yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

    Yield = 2[{(a-b)/cd + 1}6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

    The tax equivalent yield for the Tax-Exempt Money Market, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds is computed by dividing that portion of the Fund's yield which is tax-exempt by one minus a stated Federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. (Tax equivalent yields assume the payment of Federal income taxes at a rate of 39.6% and, if applicable, New Jersey income taxes at a rate of 6.37% and Pennsylvania income taxes at a rate of 2.8%).

    Yields are one basis upon which investors may compare the Funds with other funds; however, yields of other funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

    The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

    For the 30-day period ended December 31, 1998 the yields on the Fixed Income Funds were as follows:

                                                                                                             TAX-EQUIVALENT
                                                                                            CURRENT YIELD         YIELD
FUND                                                                             CLASS           (%)               (%)
----------------------------------------------------------------------------     -----     ---------------  -----------------
Fixed Income Fund...........................................................       I                               N/A
                                                                                   A                               N/A
                                                                                   B                               N/A
High Yield Bond Fund........................................................       I
                                                                                   A
                                                                                   B
New Jersey Municipal Securities Fund........................................       I
                                                                                   A
Pennsylvania Municipal Securities Fund......................................       I
                                                                                   A
Intermediate-Term Government Securities Fund................................       I                               N/A
                                                                                   A                               N/A

------------------------

*   Not in operation as of the period indicated.

CALCULATION OF TOTAL RETURN

    From time to time, the Funds may advertise total return on an "average annual total return" basis and on an "aggregate total return" basis for various periods. Average annual total return reflects the average annual percentage change in the value of an investment in a Fund over the particular measuring period. Aggregate total return reflects the cumulative percentage change in value over the measuring period. Aggregate total return is computed according to a formula prescribed by the SEC. The formula can be expressed as follows: P (1 +
T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period or the life of the fund. The formula for calculating aggregate total return can be expressed as (ERV/P)-1.

    The calculation of total return assumes reinvestment of all dividends and capital gains distributions on the reinvestment dates during the period and that the entire investment is redeemed at the end of the period. In addition, the maximum sales charge for each Fund is deducted from the initial $1,000 payment. Total return may also be shown without giving effect to any sales charges.

    Based on the foregoing, the average total returns for the Funds from inception through December 31, 1998 were as follows:

                                                 AVERAGE ANNUAL TOTAL RETURN
                                             ------------------------------------
                                                        FIVE    TEN      SINCE
FUND                               CLASS     ONE YEAR   YEAR   YEAR   INCEPTION(1)
------------------------------  -----------  --------   -----  -----  -----------
Fixed Income Fund.............  I
                                A (no load)
                                A (load)
                                B (no load)
                                B (load)
New Jersey Municipal
  Securities Fund.............  I
                                A (no load)
                                A (load)
Pennsylvania Municipal
  Securities Fund.............  I
                                A (no load)
                                A (load)
Intermediate-Term Government
  Securities Fund.............  I
                                A (no load)
                                A (load)
Equity Growth Fund............  I
                                A (no load)
                                A (load)
                                B (no load)
                                B (load)
Equity Value Fund.............  I
                                A (no load)
                                A (load)
                                B (no load)
                                B (load)
Equity Income Fund............  I
                                A (no load)
                                A (load)
                                B (no load)
                                B (load)
Balanced Fund.................  I
                                A (no load)
                                A (load)
                                B (no load)
                                B (load)
International Equity Fund.....  I
                                A (no load)
                                A (load)
                                B (no load)
                                B (load)
Mid Cap Fund..................  I
                                A (no load)
                                A (load)

------------------------

(1) Class I and Class A Shares of the Funds commenced operations on April 1, 1992, except: the New Jersey Municipal Securities Fund--Class I and Class A Shares, commenced operations on May 4, 1992; the Pennsylvania Municipal Securities Fund--Class I Shares and Class A Shares, commenced operations on May 3, 1993 and May 13, 1993, respectively; the International Equity Fund--Class I and

    Class A Shares, commenced operations on May 1, 1995 and May 4, 1995, respectively; and the Equity Growth Fund--Class I and Class A Shares, commenced operations on February 3, 1997. Class B Shares of the Funds commenced operations as follows: Fixed Income Fund, May 16, 1997; the Equity Growth Fund, May 21, 1997; Equity Value Fund, May 12, 1997; the Equity Income Fund and Balanced Fund, May 8, 1997; and the International Equity Fund, May 7, 1997.

**  Not in operation during period.

    Each Feeder Fund may advertise the performance of its corresponding Portfolio adjusted to reflect applicable sales loads and operating expenses, other than Rule 12b-1 fees. The data for the SIMT Fund and the SIF Fund set forth below is adjusted to reflect estimated feeder level operating expenses of [.40%] and [.55%], respectively. In the absence or reduction of current fee waivers or reimbursements, total return would be reduced.

    The following table shows total returns for the Class A Shares of the SIMT Fund for inception through September 30, 1997 and the Class E Shares of the SIF Fund for inception through March 31, 1998:

                                                                   AVERAGE ANNUAL TOTAL
                                                                          RETURN
                                                                  -----------------------
                                                    CLASS/         ONE   FIVE     SINCE
FUND                                           WITH/WITHOUT LOAD  YEAR   YEARS  INCEPTION
---------------------------------------------  -----------------  -----  -----  ---------
SIMT Fund (commenced operations on January          Class A
  11, 1995)..................................    Without Load
SIF Fund (commenced operations on August l,         Class E
  1985)......................................    Without Load

------------------------

*   Not in operation during period.

    The Funds' performance may from time to time be compared to other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services) or financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Funds may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance. The Funds may quote Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Funds may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Funds may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

    The Funds may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                       PURCHASE AND REDEMPTION OF SHARES

    It is currently the Trust's policy to pay for each Fund's redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

    The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the New York Stock Exchange, the Advisor and/or Sub-Advisor, the Administrator and/or the Custodian are not open for business. Additionally, the Trust reserves the right to suspend sales of shares of a Feeder Fund for any period during which the corresponding Master Fund is not open for business. The New York Stock Exchange will not open when the following holidays are observed:
New Year's Day; Martin Luther King, Jr., Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas. In addition, as it relates to the Money Market Funds, the Federal Reserve will not open when the following holidays are observed: Columbus Day and Veterans' Day.

                              SHAREHOLDER SERVICES

    DISTRIBUTION INVESTMENT OPTION: Distributions of dividends and capital gains made by the Funds may be automatically invested in shares of one of the Funds if shares of the Funds are available for sale. Such investments will be subject to initial investment minimums, as well as additional purchase minimums. A shareholder considering the Distribution Investment Option should obtain and read the prospectus of the other Funds and consider the differences in objectives and policies before making any investment. This option is not available for cash management account shareholders.

    REINSTATEMENT PRIVILEGE: In addition to a similar Class A shares' sales load waiver described in the prospectus, a shareholder who has redeemed his or her shares of any of the Funds has a one-time right to reinvest the redemption proceeds in shares of any of the Funds at their net asset value as of the time of reinvestment. Such a reinvestment must be made within 30 days of the redemption and is limited to the amount of the redemption proceeds. Although redemptions and repurchases of shares are taxable events, a reinvestment within such 30-day period in the same Fund is considered a "wash sale" and results in the inability to recognize currently all or a portion of a loss realized on the original redemption for Federal income tax purposes. The investor must notify the transfer agent at the time the trade is placed that the transaction is a reinvestment.

                        DETERMINATION OF NET ASSET VALUE

I. THE TRUST

    The net asset value per share of the Money Market Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a similar computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

    The Money Market Funds' use of amortized cost and the maintenance of each Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

    Shares will normally be issued for cash only. Transactions involving the issuance of shares for securities or assets other than cash will be limited to a bona fide reorganization, statutory merger or will be limited to other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which: meet the investment objectives and policies of the investment company; are acquired for investment and not for resale; are liquid securities which are not restricted as to transfer either by law or liquidity of market; and have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ.

    The securities of the Funds are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees. Although the methodology and procedures are identical, the net asset value per share of Class I, Class A, Class B and Class S shares of the Funds may differ because of the distribution expenses and shareholders servicing fees charged to Class A shares, Class B shares and/or Class S shares.

    A pricing service values portfolio securities, which are primarily traded on a domestic exchange, at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. A Fund security that is primarily traded on a foreign securities exchange is generally valued at its preceding closing value on the exchange, provided that if an event occurs after the security is so valued that is likely to have changed its value, then the fair value of those securities will be determined through consideration of other factors by or under the direction of the Board of Trustees. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of valuation.

    Certain of the securities acquired by a Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

II. SIMT AND SIF

    The purchase and redemption price of shares is the net asset value of each share. A Portfolio's securities are valued by SIMC pursuant to valuations provided by an independent pricing service (generally the last quoted sale price). Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each day on which the New York Stock Exchange is open for business or, if there is no such reported sale, at the most recently quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted bid price. The pricing service may also use a matrix system to determine valuations. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of SIMT and SIF under the general supervision of the Trustees.

                        GENERAL INFORMATION AND HISTORY

GENERAL INFORMATION

THE TRUST

    The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated September 9, 1991. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. The Trust currently consists of the U.S. Treasury Securities Plus Money Market Fund, Institutional Select Money Market Fund, U.S. Treasury Securities Money Market Fund, Prime Obligation Money Market Fund, Tax-Exempt Money Market Fund, Fixed Income Fund, New Jersey Municipal Securities Fund, Pennsylvania Municipal Securities Fund, Intermediate-Term Government Securities Fund, High Yield Bond Fund, Equity Growth Fund, Mid Cap Fund, Equity Income Fund, Equity Value Fund, International Equity Fund, Equity Index Fund and Balanced Fund. Shares of the portfolios are offered through up to four separate classes of shares (Class A, B, I and S). All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and are subject to liabilities related thereto.

    Each Fund pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services, registering the shares under federal laws and filing with state securities commissions, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

    The Advisor, in addition to providing investment advice to the Trust, provides investment advice to other clients. Some of these clients' funds are managed under an asset allocation program and may be invested in the Funds. From time to time, the Funds may experience relatively large purchases or redemptions due to asset allocation decisions made by the Advisor for its clients. These transactions may have a material effect on the Funds, since portfolios that experience redemptions as a result of reallocations may have to sell portfolio securities and because portfolios that receive additional cash will have to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Funds may be required to sell securities at times when they would not otherwise do so, or receive cash that cannot be invested in an expeditious manner. There may be tax consequences associated with purchases and sales of securities, and such sales may also increase transaction costs. The Advisor is committed to minimizing the impact of these transactions on the Funds to the extent it is consistent with pursuing the investment objectives of its asset allocation program.

    SIMT and SIF are organized as Massachusetts business trusts. The Trustees believe that neither the High Yield Bond Fund nor the Equity Index Fund will be adversely affected by reason of investing in the SIMT Fund and the SIF Fund, respectively.

TRUSTEES OF THE TRUST

    The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

VOTING RIGHTS

    Each share held entitles a shareholder of record to one vote. The shareholders of each portfolio or class will vote separately on matters relating solely to that portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

    In the case of the High Yield Bond and Equity Index Funds, whenever a vote is required on matters pertaining to the SIMT Fund or SIF Fund, respectively, the Trust will either (a) seek instructions from the appropriate Fund's shareholders with regard to the voting of the proxies and vote such proxies only in accordance with such instructions; or (b) vote the shares held by it in the same proportion as the vote of all the other shareholders of the particular Fund. In either instance, other investors in the SIMT Fund or SIF Fund could control the results of voting at the master level.

REPORTING

    The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other reports to shareholders of record.

SHAREHOLDER INQUIRIES

    Shareholder inquiries should be directed to The Pillar Funds, P.O. Box 8523, Boston, MA 02266-8523.

DIVIDENDS

    Shareholders automatically receive all income dividends and capital gain distributions in additional shares, as appropriate, at the net asset value next determined following the record date, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Administrator at least 15 days prior to the distribution. If any capital gain is realized, substantially all of it will be distributed at least annually.

    Dividends and distributions of each Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.

    The amount of dividends payable on Class A Shares and Class B Shares will be less than the dividends payable on Class I Shares because of the distribution expenses charged to Class A and Class B Shares.

DESCRIPTION OF SHARES

    The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds, each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds; shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of a series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

    The names and addresses of the holders of 5% or more of the outstanding shares of any Fund as of February 16, 1999 and the percentage of outstanding shares of such Fund held by such shareholders as of such date are, to Trust management's knowledge, as follows:

                                                                                            PERCENT OF
                                                                                            BENEFICIAL
FUND                                                         NAME AND ADDRESS                OWNERSHIP
---------------------------------------------------  ---------------------------------  -------------------
Institutional Select Money Market Fund.............  Summit Bank                                 70.11%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0821
                                                     Acct # 1181
                                                     Summit Asset Management                     29.89%
                                                     c/o Laurie Minervini
                                                     P.O. Box 821
                                                     Hackensack, NJ 07602-0821
                                                     Acct # 2283

U.S. Treasury Securities Money Market Fund:........  Summit Bank                                 85.44%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 821
                                                     Hackensack, NJ 07602-0821
                                                     Acct # 1181
                                                     Summit Asset Management..........            9.18%
                                                     c/o Laurie Minervini
                                                     P.O. Box 821
                                                     Hackensack, NJ 07602-0821
                                                     Acct # 2283
                                                     Summit Asset Management..........            5.37%
                                                     c/o Laurie Minervini
                                                     P.O. Box 821
                                                     Hackensack, NJ 07602-0821
                                                     Acct # 2283

Prime Obligation Money Market Fund:................  Summit Bank                                 62.52%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 821
                                                     Hackensack, NJ 07602-0821
                                                     Acct # 1181
                                                     Summit Discount Brokerage                   15.36%
                                                     Attn: Richard Jennings
                                                     1457 MacArthur Road
                                                     Whitehall, PA 18052-5787
                                                     Acct # 2016795
                                                     Summit Asset Management                     14.90%
                                                     c/o Laurie Minervini
                                                     P.O. Box 821
                                                     Hackensack, NJ 07602-0821
                                                     Acct # 2283

                                                                                            PERCENT OF
                                                                                            BENEFICIAL
FUND                                                         NAME AND ADDRESS                OWNERSHIP
---------------------------------------------------  ---------------------------------  -------------------
                                                     Summit Asset Management..........            7.19%
                                                     c/o Laura Minervini
                                                     P.O. Box 821
                                                     Hackensack, NJ 07602-0821

Tax-Exempt Money Market Fund:......................  Summit Bank                                 77.98%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1181
                                                     Summit Asset Management                     11.55%
                                                     c/o Laurie Minervini
                                                     P.O. Box 821
                                                     Hackensack, NJ 07602-0821
                                                     Acct # 2283
                                                     Summit Discount Brokerage                   10.47%
                                                     Attn: Richard Jennings
                                                     P.O. Box 22227
                                                     Lehigh Valley, PA 18002-2227
                                                     Acct # 2016795

Equity Growth Fund:................................  Summit Bank                                 80.59%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182
                                                     Summit Bank                                 18.81%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 118

Fixed Income Fund:.................................  Summit Bank                                 39.94%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182
                                                     Summit Bank                                 31.00%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1181
                                                     Summit Bank                                 28.87%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 118

                                                                                            PERCENT OF
                                                                                            BENEFICIAL
FUND                                                         NAME AND ADDRESS                OWNERSHIP
---------------------------------------------------  ---------------------------------  -------------------
New Jersey Municipal Securities Fund:..............  Summit Bank                                 48.79%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182
                                                     Summit Bank                                 35.94%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1181
                                                     Summit Bank                                 12.28%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 118

Equity Value Fund:.................................  Summit Bank                                 51.12%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182
                                                     Summit Bank                                 47.68%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 118

Equity Income Fund:................................  Summit Bank                                 72.60%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182
                                                     Summit Bank                                 23.38%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 118

Mid Cap Fund:......................................  Summit Bank                                 60.33%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 118
                                                     Summit Bank                                 32.16%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182

                                                                                            PERCENT OF
                                                                                            BENEFICIAL
FUND                                                         NAME AND ADDRESS                OWNERSHIP
---------------------------------------------------  ---------------------------------  -------------------
Balanced Fund:.....................................  Summit Bank                                 75.52%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 118
                                                     Summit Bank                                 12.39%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182
                                                     Summit Bank                                 12.06%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1181

Pennsylvania Municipal Securities Fund:............  Summit Bank                                 33.40%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1181
                                                     Summit Bank                                 16.11%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182

International Equity Fund:.........................  Summit Bank                                 49.13%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182
                                                     Summit Bank                                 32.09%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 118
                                                     Summit Bank                                 18.11%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1181

                                                                                            PERCENT OF
                                                                                            BENEFICIAL
FUND                                                         NAME AND ADDRESS                OWNERSHIP
---------------------------------------------------  ---------------------------------  -------------------
Intermediate-Term Government Securities Fund:......  Summit Bank                                 41.44%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 118
                                                     Summit Bank                                 36.77%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182
                                                     Summit Bank                                 21.22%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1181

High Yield Bond Fund:..............................  Summit Bank                                 72.25%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182
                                                     Summit Bank                                 12.38%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 118

Equity Index Fund:.................................  Summit Bank                                 48.14%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 1182
                                                     Summit Bank                                 31.22%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 547
                                                     Hackensack, NJ 07602-0547
                                                     Acct # 118
                                                     Summit Bank (401k)                          18.36%
                                                     Attn: Patricia Kyritz
                                                     P.O. Box 821
                                                     Hackensack, NJ 07602-0821
                                                     Acct # 2070055

    Beneficial owners of 25% or more of a Fund may be deemed a "controlling person" of such Fund within the meaning of the 1940 Act.

    The Trust believes that most of the shares referred to above held by Summit Bank were held in accounts for its fiduciary, agency or custodial customers.

SHAREHOLDER LIABILITY

    The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

    The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

                                     TAXES

    The following is only a summary of certain additional Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' prospectuses. No attempt has been made to present a detailed explanation of the tax treatment of the Funds or their shareholders and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning.

    The following general discussion of certain Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative charges or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transaction contemplated herein.

    Each Fund is generally treated as a separate corporation for Federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately.

FEDERAL INCOME TAX

    QUALIFICATION AS A RIC. Each Fund intends to qualify and elect to be treated for each taxable year as a "regulated investment company" ("RIC") under Subchapter M of the Code. Accordingly, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades of businesses. If a Fund meets all of the RIC requirements, it will not be subject to Federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

    Although each Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, a Fund will be subject to Federal income taxation to the extent any such income or gains are not distributed.

    FUND DISTRIBUTIONS. Distributions of investment company taxable income will be taxable to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in additional Shares, to the extent of a Fund's earnings and profits. Each Fund anticipates that it will distribute substantially all of its investment company taxable income for each taxable year.

    Each Fund may either retain or distribute to shareholders its excess of net long-term capital gains over net short-term capital losses ("net capital gains"). If such gains are distributed as a capital gains distribution, they are taxable to shareholders who are individuals at a maximum rate of 20%, regardless of the length of time the shareholder has held shares.

    In the case of corporate shareholders, distributions (other than capital gains distributions) from a RIC generally qualify for the dividends-received deduction only to the extent of the gross amount of qualifying dividends received by a Fund for the year. Generally, and subject to certain limitations, a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. Accordingly, except for the Equity Growth Fund, Equity Value Fund, Equity Income Fund and Mid Cap Fund, distributions from the Funds generally will not be eligible for the corporate dividends-received deduction.

    Each Fund will provide a statement annually to shareholders as to the Federal tax status of distributions paid (or deemed to be paid) by a Fund during the year, including the amount of dividends eligible for the corporate dividends-received deduction.

    SALE OR EXCHANGE OF FUND SHARES. Generally, gain or loss on the sale or exchange of a Share will be capital gain or loss that will be long-term if the Share has been held for more than twelve months and otherwise will be short-term. For individuals, long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Share held for six months or less and has previously received a capital gains distribution with respect to the Share (or any undistributed net capital gains of a Fund with respect to such Share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of a Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) Shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the Shares). This loss disallowance rule will apply to Shares received through the reinvestment of dividends during the 61-day period.

    FEDERAL EXCISE TAX. If a Fund fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior calendar year), such Fund will be subject to a nondeductible 4% Federal excise tax on the undistributed amounts. Each Fund intends to make sufficient distributions to avoid imposition of this tax, or to retain, at most its net capital gains and pay tax thereon.

    If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rate (without any deduction for distributions to Fund shareholders). In such event, all distributions made by the Fund (whether or not derived from tax-exempt interest) would be taxable to shareholders as dividends to the extent of the Fund's earnings and profits, and such dividend distributions would be eligible for the dividends- received deduction available to corporate shareholders.

    ADDITIONAL CONSIDERATION FOR THE INTERNATIONAL EQUITY, EQUITY GROWTH AND FIXED INCOME FUNDS. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains on investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, a Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to an election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's Federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

    The Fixed Income Funds may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of distributable net investment income a Fund must distribute to satisfy the Distribution Requirement. In some cases, a Fund may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

    ADDITIONAL CONSIDERATIONS FOR THE TAX-EXEMPT MONEY MARKET, NEW JERSEY MUNICIPAL SECURITIES AND PENNSYLVANIA MUNICIPAL SECURITIES FUNDS (THE "TAX-EXEMPT FUNDS"). As noted in the prospectuses for the Tax-Exempt Money Market, New Jersey Municipal Securities and Pennsylvania Municipal Securities Funds, exempt-interest dividends are excludable from a shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum
Tax) for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

    Any loss recognized by a shareholder upon the sale or redemption of shares of a Tax-Exempt Fund held for six months or less will be disallowed to the extent of any exempt-interest dividends the shareholder has received with respect to such shares. Interest on indebtedness incurred by shareholders to purchase or carry shares of a Tax-Exempt Fund will not be deductible for Federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

    A Tax-Exempt Fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of a Tax-Exempt Fund.

    Issuers of bonds purchased by a Tax-Exempt Fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be met subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

STATE TAXES

    A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for Federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisor as to the consequences of these and other U.S., state and local tax rules regarding an investment in a Fund.

                                 LEGAL MATTERS

    Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

                                    EXPERTS

    The financial statements of the Trust, incorporated by reference into this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report.

    The financial statements of SIMT (with respect to the SIMT High Yield Bond Portfolio only), incorporated by reference into this Statement of Additional Information have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    The financial statements of SIF (with respect to the SIF S&P 500 Index Portfolio only), incorporated by reference into this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report.

                              FINANCIAL STATEMENTS

    The Trust's audited financial statements and the notes thereto and the
Report of the Independent Public Accountants dated             , 1999 for the
fiscal year ended December 31, 1998, relating to the financial statements and financial highlights of the Trust are incorporated by reference herein. A copy of the Trust's 1998 Annual Report to Shareholders must accompany delivery of this Statement of Additional Information.

    SIMT's audited financial statements and the notes thereto and the Report of
the Independent Accountants dated             , 1998 for the fiscal year ended
September 30, 1998, relating to the financial statements and financial highlights of SIMT (each with respect to the SIMT High Yield Bond Portfolio only) and unaudited financial statements for the period ended March 31, 1999 and notes thereto are incorporated by reference herein. A copy of SIMT's 1998 Annual Report to Shareholders must accompany delivery of this Statement of Additional Information.

    SIF's audited financial statements and the notes thereto and the Report of
the Independent Public Accountants dated       , 1999 for the fiscal year ended
March 31, 1999, relating to the financial statements and financial highlights of SIF (each with respect to the SIF S&P 500 Index Portfolio only) are incorporated by reference herein. A copy of SIF's 1998 Annual Report to Shareholders must accompany delivery of this Statement of Additional Information.

                                    APPENDIX

DESCRIPTION OF RATINGS

    The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

    Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 have satisfactory capacity to meet its financial commitments.

    Commercial paper issues rated Prime-1 by Moody's are judged by Moody's to be of the "highest" quality on the basis of relative repayment capacity.

    The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch Investors Services, Inc. ("Fitch"). Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-1 is the highest commercial paper rating assigned by Duff and Phelps, Inc. ("Duff"). Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

    The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    The rating TBW-1 by Thomson indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF CORPORATE BOND RATINGS

    Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

    Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

    When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

    Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

    Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

    Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated

BB is less vulnerable to nonpayment than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

    Debt rated CCC has a currently identifiable vulnerability to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. An obligation rated CC is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

    An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

    Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

    Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

    Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

    Bonds rated CCC have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment. Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time. Bonds rated C are in imminent default in payment of interest or principal.

    Bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

    Bonds rated AAA by Duff are considered of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA+, AA and AA- are considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Bonds rated A+, A and A- have protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

    Bonds rated BBB+, BBB and BBB- are considered to have below average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles. Bonds rated BB+, BB and BB- are below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Bonds rated B+, B and B- are below investment grade and possess risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

    Bonds rated CCC are well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

    Bonds rated DD are defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

    Bonds rated AAA by IBCA are obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially. Bonds rated AA are obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly. Bonds rated A are obligations for which there is low expectation of investment risk. Capacity for timely repayment of principal and interest is strong although adverse changes in business, economic or financial conditions may lead to increased investment risk.

    Bonds rated BBB are obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories. Bonds rated BB are obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions. Bonds rated B are obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

    Bonds rated CCC are obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions. Bonds rated CC are obligations which are highly speculative or which have a high risk of default. Bonds rated C are obligations which are currently in default.

    Bonds rated AAA by Thomson indicate that the ability to repay principal and interest on a timely basis is very high. Bonds rated AA indicate a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

    Bonds rated BBB indicate an acceptable capacity to repay principal and interest. Issues rated BBB are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. Bonds rated BBB are the lowest investment grade category.

    While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

    Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances. CC is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization. Issues rated D are in default.

                           PART C: OTHER INFORMATION

POST-EFFECTIVE AMENDMENT NO. 19

ITEM 23.  EXHIBITS:

(a)        Registrant's Declaration of Trust dated September 9, 1991 originally filed with Registrant's Registration Statement on Form N-1A (File No. 33-44712),
             filed with the Securities and Exchange Commission on December 23, 1991.*
(b)        Registrant's By-laws originally filed with Registrant's Registration
             Statement on Form N-1A (File No. 33-44712), with the Securities and
             Exchange Commission on December 23, 1991.*
(c)        Not Applicable.
(d)(1)     Investment Advisory Agreement between Registrant and United Jersey Bank
             Investment Management Division dated April 28, 1996.**
(d)(2)     Investment Advisory Agreement dated April 28, 1996 between Registrant and
             United Jersey Bank Investment Management Division (the "Advisor") with respect to the International Growth Portfolio.**
(d)(3)     Investment Sub-Advisory Agreement dated April 28, 1996 between the Advisor and Wellington Management Company, LLP.**
(d)(4)     Amended and Restated Schedule to the Investment Advisory Agreement dated
             April 28, 1996 is filed herewith.
(d)(5)     Investment Sub-Advisory Agreement dated August 31, 1998 between the Advisor and Vontobel USA Inc.******
(e)(1)     Distribution Agreement between Registrant and SEI Financial Services Company dated February 28, 1992, as amended May 25, 1993, originally filed with
             Post-Effective Amendment No. 1 to Registrant's Registration Statement on
             Form N-1A (File No. 33-44712) with the Securities and Exchange Commission on September 24, 1992.*
(e)(2)     Distribution and Agreement-Class B Shares between Registrant and SEI
             Financial Services Company dated February 20, 1997.***
(f)        Not Applicable.
(g)(1)     Custodian Agreement dated February 28, 1992 between Registrant and United
             Jersey Bank originally filed with Post-Effective Amendment No. 1 to
             Registrant's Registration Statement on Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on September 24, 1992.*
(g)(2)     Custodian Agreement dated April 22, 1992 between United Jersey Bank and The
             Bank of California, National Association originally filed with
             Post-Effective Amendment No. 5 to Registrant's Registration Statement on
             Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on February 10, 1995.*
(h)(1)     Administration Agreement between Registrant and SEI Financial Management
             Corporation dated February 28, 1992 as amended May 25, 1996 and December 1,
             1996.**
(h)(2)     Amended and Restated Schedule to the Administration Agreement dated February
             28, 1992 is filed herewith.
(h)(3)     Registrant's Consent to Assignment and Assumption dated June 1, 1996 of the
             Administration Contract dated February 28, 1992, as amended May 25, 1993.**
(h)(4)     Transfer Agent Agreement originally filed with Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 33-44712)
             with the Securities and Exchange Commission on September 24, 1992.*
(h)(5)     Transfer Agent Agreement between Registrant and State Street Bank and Trust
             Company is filed herewith.

(i)(1)     Opinion and Consent of Counsel originally filed with Pre-Effective Amendment
             No. 2 to Registrant's Registration Statement on Form N-1A (File No.
             33-44712), with the Securities and Exchange Commission on March 27, 1992.*
(j)(1)     Consent of Arthur Andersen LLP is filed herewith.
(j)(2)     Not applicable.
(j)(3)     Not applicable.
(k)        Not Applicable.
(l)        Not Applicable.
(m)(1)     Distribution Plan-Class A (formerly Class B)**
(m)(2)     Distribution Plan-U.S. Treasury Securities Plus Money Market Fund originally filed
             with Post-Effective Amendment No. 2 to Registrant's Registration Statement
             on Form N-1A (File No. 33-44712), filed with the Securities and Exchange
             Commission on March 1, 1993.**
(m)(3)     Distribution Plan-Class B Shares dated February 20, 1997.***
(n)        To be filed by Amendment.
(o)        Amended and Restated Rule 18f-3 Multiple Class Plan dated August 11,
             1998*******
(p)        Powers of Attorney for Robert A. Nesher, Ray Konrad, Arthur L. Berman,
             Christine H. Yackman, James B. Grecco, Thomas D. Sayles, Jr. and Mark E.
             Nagle.****


------------------------

* Incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.

** Incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.

*** Incorporated by reference to Post-Effective Amendment No. 11, as filed on April 30, 1997.

**** Incorporated by reference to Post-Effective Amendment No. 15, as filed on January 30, 1998.

***** Incorporated by reference to Post-Effective Amendment No. 16, as filed on April 30, 1998.

****** Incorporated by reference to Post-Effective Amendment No. 18, as filed on September 1, 1998.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

    See the Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Corporation which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.  INDEMNIFICATION:

    Article VIII of the Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act will be governed by the final adjudication of such issues.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR:

    Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of a director, officer, employee, partner or trustee are as follows:


            NAME AND POSITION                                NAME OF                         CONNECTION WITH
         WITH INVESTMENT ADVISOR                          OTHER COMPANY                       OTHER COMPANY
------------------------------------------  ------------------------------------------  -------------------------
DIRECTORS:
T. Joseph Semrod, Chairman, Chief
  Executive Officer & Director              Summit Bancorp                              Chairman & CEO

Robert G. Cox, President & Director         Summit Bancorp                              President

John G. Collins, Vice Chairman & Director   Summit Bancorp                              Vice Chairman

Bjorn Ahlstrom, Director                    Volvo North America Corporation, Retired    --

Robert L. Boyle, Director                   William H. Hintelmann Firm                  Representative

James C. Brady, Director                    Mill House Associates, L.P.                 Partner

Barry D. Brown, Director                    Princeton Insurance Co.                     Chairman

T.J. Dermot Dunphy, Director                Sealed Air Corporation                      Chairman & CEO

Anne Evans Estabrook, Director              Elberon Development Co.                     Owner

Elinor J. Ferdon, Director                  Girl Scouts of the USA                      National President

Samuel Gerstein, Esq., Director             Gerstein & Grayson                          Partner

Richard H. Goldberger, Director             Linda's Diversified Holdings Inc.           Chairman

Robert S. Hekemian, Director                Hekemian & Co., Inc.                        Chairman & CEO

Thomas C. Jamieson, Jr., Esq., Director     Jamieson, Moore, Peskin & Spicer, PA        Chairman & President

Vincent P. Langone, Director                Formica Corporation                         Chairman & CEO

Francis J. Mertz, Director                  Fairleigh Dickinson University              President

George L. Miles, Jr., Director              WQED Pittsburgh                             President & CEO

Bertram B. Miller, Director                 B.B. Miller & Company                       President

Raymond Silverstein, Director               Alloy, Silverstein, Shapiro, Adams,
                                              Mulford & Co.                             Consultant

Orin R. Smith, Director                     Engelhard Corp.                             Chairman & CEO

Sylvester L. Sullivan, Director             Car Rentals, Inc.                           President

Joseph M. Tabak, Director                   Jersey Paper Company, Inc.                  Chairman & CEO

Robert A. Woodruff, Director                Woodruff Oil Company                        President


    Vontobel USA Inc. ("Vontobel") is the investment sub-advisor for the International Equity Fund. The principal address of Vontobel is 450 Park Avenue, New York, NY 10022.

    The list required by this Item 26 of officers and directors of the Adviser, together with information as to any other business, profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Adviser pursuant to the Advisers Act (SEC File No. 801-15908).

ITEM 27.  PRINCIPAL UNDERWRITERS:

    (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                    July 15, 1982
SEI Liquid Asset Trust                    November 29, 1982
SEI Tax Exempt Trust                      December 3, 1982
SEI Index Funds                           July 10, 1985
SEI Institutional Managed Trust           January 22, 1987
SEI Institutional International Trust     August 30, 1988
The Advisors' Inner Circle Fund           November 14, 1991
CUFUND                                    May 1, 1992
STI Classic Funds                         May 29, 1992
First American Funds, Inc.                November 1, 1992
First American Investment Funds, Inc.     November 1, 1992
The Arbor Fund                            January 28, 1993
Boston 1784 Funds-Registered Trademark-   June 1, 1993
The PBHG Funds, Inc.                      July 16, 1993
Morgan Grenfell Investment Trust          January 3, 1994
The Achievement Funds Trust               December 27, 1994
Bishop Street Funds                       January 27, 1995
CrestFunds, Inc.                          March 1, 1995
STI Classic Variable Trust                August 18, 1995
ARK Funds                                 November 1, 1995
Huntington Funds                          January 11, 1996
SEI Asset Allocation Trust                April 1, 1996
TIP Funds                                 April 28, 1996
SEI Institutional Investments Trust       June 14, 1996
First American Strategy Funds, Inc        October 1, 1996
HighMark Funds                            February 15, 1997
Armada Funds                              March 8, 1997
PBHG Insurance Series Fund, Inc.          April 1, 1997
The Expedition Funds                      June 9, 1997
Alpha Select Funds                        January 1, 1998
Oak Associates Funds                      February 27, 1998
The Nevis Fund, Inc.                      June 29, 1998
The Parkstone Group of Funds              September 14, 1998

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

    (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                       --
Henry H. Greer                   Director                                                           --
Carmen V. Romeo                  Director                                                           --
Mark J. Held                     President & Chief Operating Officer                                --
Gilbert L. Beebower              Executive Vice President                                           --
Richard B. Lieb                  Executive Vice President                                           --
Dennis J. McGonigle              Executive Vice President                                           --
Robert M. Silvestri              Chief Financial Officer & Treasurer                                --
Leo J. Dolan, Jr.                Senior Vice President                                              --
Carl A. Guarino                  Senior Vice President                                              --
Larry Hutchison                  Senior Vice President                                              --
Jack May                         Senior Vice President                                              --
Hartland J. McKeown              Senior Vice President                                              --
Barbara J. Moore                 Senior Vice President                                              --
Kevin P. Robins                  Senior Vice President & General Counsel                 Vice President &
                                                                                           Assistant Secretary
Patrick K. Walsh                 Senior Vice President                                              --
Robert Aller                     Vice President                                                     --
Gordon W. Carpenter              Vice President                                                     --
Todd Cipperman                   Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant
S. Courtney E. Collier           Vice President & Assistant Secretary                               --
Robert Crudup                    Vice President & Managing Director                                 --
Barbara Doyne                    Vice President                                                     --
Jeff Drennen                     Vice President                                                     --
Vic Galef                        Vice President & Managing Director                                 --
Lydia A. Gavalis                 Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary
Greg Gettinger                   Vice President & Assistant Secretary                               --
Kathy Heilig                     Vice President                                          Vice President &
                                                                                           Assistant Secretary
Jeff Jacobs                      Vice President                                                     --
Samuel King                      Vice President                                                     --
Kim Kirk                         Vice President & Managing Director                                 --
John Krzeminski                  Vice President & Managing Director                                 --
Carolyn McLaurin                 Vice President & Managing Director                                 --
W. Kelso Morrill                 Vice President                                                     --
Mark Nagle                       Vice President                                          President
Joanne Nelson                    Vice President                                                     --

                                                  POSITION AND OFFICE                     POSITIONS AND OFFICES
             NAME                                   WITH UNDERWRITER                         WITH REGISTRANT
-------------------------------  ------------------------------------------------------  ------------------------
Joseph M. O'Donnell              Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary
Sandra K. Orlow                  Vice President & Secretary                              Vice President &
                                                                                           Assistant Secretary
Cynthia M. Parrish               Vice President & Assistant Secretary                               --
Kim Rainey                       Vice President                                                     --
Rob Redican                      Vice President                                                     --
Maria Rinehart                   Vice President                                                     --
Mark Samuels                     Vice President & Managing Director                                 --
Kathryn L. Stanton               Vice President & Assistant Secretary                               --
Lynda J. Striegel                Vice President & Assistant Secretary                    Vice President &
                                                                                           Assistant Secretary
Lori L. White                    Vice President & Assistant Secretary                               --
Wayne M. Withrow                 Vice President & Managing Director                                 --

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS:

    Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
    (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

           Summit Bank
           210 Main Street
           Hackensack, NJ 07601

           Union Bank of California Global Custody
           475 Sansome Street
           11th Floor
           San Francisco, CA 94111

         (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and
    (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

           SEI Investments Mutual Funds Services
           Oaks, PA 19456

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
    the required books and records are maintained at the principal offices of the Registrant's Advisor or Sub-Advisor:

           Summit Bank Investment Management Division, a division of Summit Bank
           210 Main Street
           Hackensack, NJ 07601

           Vontobel USA Inc.
           450 Park Avenue
           New York, NY 10022

ITEM 29.  MANAGEMENT SERVICES:

    None.

ITEM 30.  UNDERTAKINGS:

    Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

    Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

    Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                     NOTICE

    A copy of the Agreement and Declaration of Trust for The Pillar Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of February, 1999.

                                THE PILLAR FUNDS

                                By:              /s/ MARK E. NAGLE
                                     -----------------------------------------
                                                   Mark E. Nagle
                                                     PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

              *
------------------------------  Trustee                      February 26, 1999
       Arthur L. Berman

              *
------------------------------  Trustee                      February 26, 1999
          Ray Konrad

              *
------------------------------  Trustee                      February 26, 1999
       Robert A. Nesher

              *
------------------------------  Trustee                      February 26, 1999
     Christine H. Yackman

              *
------------------------------  Trustee                      February 26, 1999
       James B. Grecco

              *
------------------------------  Trustee                      February 26, 1999
    Thomas D. Sayles, Jr.

      /s/ MARK E. NAGLE
------------------------------  President                    February 26, 1999
        Mark E. Nagle

   /s/ CHRISTOPHER F. SALFI
------------------------------  Controller & Chief           February 26, 1999
     Christopher F. Salfi         Financial Officer

*By:      /s/ MARK E. NAGLE
      -------------------------
            Mark E. Nagle
          ATTORNEY-IN-FACT

                                 EXHIBIT INDEX

      EXHIBIT                                                NAME
--------------------  -----------------------------------------------------------------------------------
EX-99.A               Registrant's Declaration of Trust dated September 9, 1991 originally filed with
                        Registrant's Registration Statement on Form N-1A (File No. 33-44712), filed with the Securities and Exchange Commission on December 23, 1991.*

EX-99.B               Registrant's By-laws originally filed with Registrant's Registration Statement on
                        Form N-1A (File No. 33-44712), with the Securities and Exchange Commission on
                        December 23, 1991.*

EX-99.D1              Investment Advisory Agreement between Registrant and United Jersey Bank Investment
                        Management Division dated April 28, 1996.**

EX-99.D2              Investment Advisory Agreement dated April 28, 1996 between Registrant and United
                        Jersey Bank Investment Management Division (the "Advisor") with respect to the
                        International Growth Portfolio.**

EX-99.D3              Investment Sub-Advisory Agreement between the Advisor and Wellington Management
                        Company, LLP.**

EX-99.D4              Amended and Restated Schedule to the Investment Advisory Agreement dated April 28,
                        1996 is filed herewith.

EX-99.D5              Investment Sub-Advisory Agreement dated August 31, 1998 between the Advisor and
                        Vontobel USA Inc.******

EX-99.E1              Distribution Agreement between Registrant and SEI Financial Services Company dated
                        February 28, 1992, as amended May 25, 1993, originally filed with Post-Effective
                        Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No.
                        33-44712) with the Securities and Exchange Commission on September 24, 1992.*

EX-99.E2              Distribution Agreement-Class B Shares between Registrant and SEI Financial Services
                        Company dated February 20, 1997.***

EX-99.G1              Custodian Agreement dated February 28, 1992 between Registrant and United Jersey
                        Bank originally filed with Post-Effective Amendment No. 1 to Registrant's
                        Registration Statement on Form N-1A (File No. 33-44712), with the Securities and
                        Exchange Commission on September 24, 1992.*

EX-99.G2              Custodian Agreement dated April 22, 1992 between United Jersey Bank and The Bank of
                        California, National Association originally filed with Post-Effective Amendment
                        No. 5 to Registrant's Registration Statement on Form N-1A (File No. 33-44712),
                        with the Securities and Exchange Commission on February 10, 1995.*

EX-99.H1              Administration Agreement between Registrant and SEI Financial Management
                        Corporation dated February 28, 1992, as amended May 25, 1996 and December 1,
                        1996.**

EX-99.H2              Amended and Restated Schedule to the Administration Agreement dated February 28,
                        1992 is filed herewith.

EX-99.H3              Registrant's Consent to Assignment and Assumption dated June 1, 1996 of the
                        Administration Contract dated February 28, 1992, as amended May 25, 1993.**

EX-99.H4              Transfer Agent Agreement originally filed with Post-Effective Amendment No. 1 to
                        Registrant's Registration Statement on Form N-1A (File No. 33-44712) with the
                        Securities and Exchange Commission on September 24, 1992.**

      EXHIBIT                                                NAME
--------------------  -----------------------------------------------------------------------------------
EX-99.H5              Transfer Agent Agreement between Registrant and State Street Bank and Trust Company is filed herewith.

EX-99.I               Opinion and Consent of Counsel originally filed with Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 33-44712) with the
                        Securities and Exchange Commission on March 27, 1992.*

EX-99.J1              Consent of Arthur Andersen LLP is filed herewith.

EX-99.J2              Not applicable.

EX-99.J3              Not applicable.

EX-99.M1              Distribution Plan-Class A (formerly Class B).**

EX-99.M2              Distribution Plan-U.S. Treasury Securities Plus Money Market Fund originally filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on
                        Form N-1A (File No. 33-44712), filed with the Securities and Exchange Commission on March 1, 1993.**

EX-99.M3              Distribution Plan-Class B Shares dated February 20, 1997.***

EX-27.N               To be filed by Amendment.

EX-99.O               Amended and Restated Rule 18f-3 Multiple Class Plan dated August 11, 1998.******

EX-99.P               Powers of Attorney for Robert A. Nesher, Ray Konrad, Arthur L. Berman, Christine H.
                        Yackman, James B. Grecco, Thomas D. Sayles, Jr. and Mark E. Nagle.****


------------------------

* Incorporated by reference to Post-Effective Amendment No. 9, as filed on November 13, 1996.

** Incorporated by reference to Post-Effective Amendment No. 10, as filed on February 28, 1997.

*** Incorporated by reference to Post-Effective Amendment No. 11, as filed on April 30, 1997.

**** Incorporated by reference to Post-Effective Amendment No. 15, as filed on January 30, 1998.

***** Incorporated by reference to Post-Effective Amendment No. 16, as filed on April 30, 1998.

****** Incorporated by reference to Post-Effective Amendment No. 18, as filed on September 1, 1998.